As filed with the Securities and Exchange	Registration No. 333-130825
Commission on April 17, 2006	Registration No. 811-8582

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 1 To

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account I of ING Life Insurance and Annuity Company

ING Life Insurance and Annuity Company

151 Farmington Avenue, TS31, Hartford, Connecticut 06156

Depositor’s Telephone Number, including Area Code: (860) 723-2239

John S. (Scott) Kreighbaum, Esq.

ING

1475 Dunwoody Drive

West Chester, PA 19380-1478

(610) 425-3404

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on April 28, 2006 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group or Individual Deferred Variable Annuity Contracts

n

PART A

ING Life Insurance and Annuity Company
Variable Annuity Account I

ING MARATHON PLUS (IICA)

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April 28, 2006

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The Contracts. The contracts described in this prospectus are group or individual “ING Marathon Plus” deferred variable annuity contracts issued by ING Life Insurance and Annuity Company (“ILIAC,” the “Company,” “we,” “us,” “our”). Prior to January 1, 2006, the Contract was issued by ING Insurance Company of America (“IICA”). On December 31, 2005, IICA merged with and into ING Life Insurance and Annuity Company, and ING Life Insurance and Annuity Company assumed responsibility for all of IICA’s obligations under the contracts. See “Other Topics: The Company” for information about the merger of IICA with and into the Company. They were issued to you, the contract holder, as either a nonqualified deferred annuity; a qualified individual retirement annuity (“IRA”) under section 408(b) of the Internal Revenue Code of 1986, as amended (“Tax Code”); a qualified Roth IRA under section 408A of the Tax Code; or as a qualified contract for use with certain employer sponsored retirement plans. We do not currently offer this Contract for sale to new purchasers.

Prior to May 1, 1998, the contracts were available as tax-deferred annuities as described under section 401(a) of the Tax Code.

The contracts are not available as SIMPLE IRAs under Tax Code section 408(p).

Why Reading this Prospectus Is Important. This prospectus contains facts about the contracts and their investment options that you should know before purchasing. This information will help you decide if the contracts are right for you. Please read this prospectus carefully and keep it for future reference.

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds mentioned under the list of investment portfolios available under your Contract. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

The Funds. Information about the funds in which the subaccounts invest is located in Appendix III—Description of Underlying Funds and in each fund prospectus. A prospectus containing more information on each Underlying Fund may be obtained by calling our Customer Service Center at 800-531-4547. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

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Getting Additional Information. You may obtain free of charge the April 28, 2006, Statement of Additional Information (“SAI”) about the separate account by indicating your request on your application or calling us at 1-800-531-4547. You may also obtain an SAI for any of the funds by calling that number. The Securities and Exchange Commission (“SEC”) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC web site, http://www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. You may call 1-202-551-5850 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, 100 F Street, N.E., Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-130825. The SAI table of contents is listed in this

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ILIAC Marathon Plus (IICA) - 139012

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prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

Fixed Interest Options.

•	ILIAC Guaranteed Account (the “Guaranteed Account”) (formerly, IICA Guaranteed Account)
•	Fixed Account

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Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus. To obtain a copy, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271, call (800) 366-0066, or access the SEC’s website (http://www.sec.gov).

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Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.

These contracts are not deposits with, obligations of or guaranteed by any bank, nor are they insured by the FDIC. The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

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We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other Topics – Contract Distribution,” for further information about the amount of compensation we pay.

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The investment portfolios are listed on the next page.

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ILIAC Marathon Plus (IICA) - 139012

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The investment portfolios available under your Contract are:

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ING Investors Trust

ING Evergreen Omega Portfolio (Class I)

ING FMRSM Diversified Mid Cap Portfolio (Class I)

ING FMRSM Earnings Growth Portfolio (Class I)

ING JPMorgan Emerging Markets Equity Portfolio (Class I)

ING JPMorgan Value Opportunities Portfolio (Class S)

ING Marsico International Opportunities Portfolio (Class S)

ING MFS Total Return Portfolio (Class I)

ING Oppenheimer Main Street Portfolio (Class I)

ING PIMCO High Yield Portfolio (Class S)

ING VP Index Plus International Equity Portfolio (Class S)

ING Partners, Inc.

ING American Century Select Portfolio (Initial Class)

ING JPMorgan International Portfolio (Initial Class)

ING Legg Mason Partners Aggressive Growth Portfolio

(Initial Class)

ING Lord Abbett U.S. Government Securities Portfolio

(Initial Class)

ING MFS Capital Opportunities Portfolio (Initial Class)

ING Neuberger Berman Partners Portfolio (Initial Class)

ING Oppenheimer Global Portfolio (Initial Class)

ING Oppenheimer Strategic Income Portfolio (Initial Class)

ING T. Rowe Price Diversified Mid Cap Growth Portfolio

(Initial Class)

ING T. Rowe Price Growth Equity Portfolio (Initial Class)

ING UBS U.S. Large Cap Equity Portfolio (Initial Class)

ING Van Kampen Equity and Income Portfolio (Initial Class)

ING Strategic Allocation Portfolios, Inc.

ING VP Strategic Allocation Conservative Portfolio (Class I)

ING VP Strategic Allocation Growth Portfolio (Class I)

ING VP Strategic Allocation Moderate Portfolio (Class I)

ING Variable Funds

ING VP Growth and Income Portfolio (Class I)

ING Variable Portfolios, Inc.

ING VP Global Science and Technology Portfolio (Class I)

ING VP Growth Portfolio (Class I)

ING VP Index Plus LargeCap Portfolio (Class I)

ING VP International Equity Portfolio (Class I)

ING VP Small Company Portfolio (Class I)

ING VP Value Opportunity Portfolio (Class I)

ING Variable Products Trust

ING VP High Yield Bond (Class I)

ING VP Balanced Portfolios, Inc.

ING VP Balanced Portfolio, Inc. (Class I)

ING VP Intermediate Bond Portfolio (Class I)

ING VP Money Market Portfolio (Class I)

Calvert Variable Series, Inc.

Calvert Socially Balanced Portfolio

Fidelity Variable Insurance Products Portfolio

Fidelity VIP Contrafund Portfolio (Class I)

Fidelity VIP Equity-Income Portfolio (Class I)

Fidelity VIP Index 500 Portfolio (Class I)

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ILIAC Marathon Plus (IICA) - 139012

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TABLE OF CONTENTS

Page

Contract Overview
Contract Design
Contract Facts
Contract Phases: The Accumulation Phase, The Income Phase
Fee Table
Condensed Financial Information
Investment Options
Transfers Among Investment Options
Purchase and Rights
Right to Cancel
Fees
Your Account Value
Withdrawals
Systematic Distribution Options
Death Benefit
The Income Phase
Taxation
Other Topics

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The Company — Variable Annuity Account I — Contract Distribution — Payment of Commissions — Payment Delay or Suspension — Voting Rights — Contract Modifications -- Transfer of Ownership: Assignment — Involuntary Terminations —Legal Matters and Proceedings

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Contacts of the Statement of Additional Information	SAI-1
Appendix I — ILIAC Guaranteed Account	I-1
Appendix II — Fixed Account	II-1
Appendix III — Description of Underlying Funds	III-1
Appendix IV — Condensed Financial Information	IV-1

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CONTRACT OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional detail.

Questions:

Contacting the Company. To answer your questions, contact your sales representative or write or call our Customer Service Center at:

ING

P.O. Box 9271

Des Moines, IA 50306-9271

1-800-531-4547

Sending Forms and Written Requests in Good Order. If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in “good order.” We can only act upon requests that are received in good order.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

Sending Additional Purchase Payments. Use the following addresses when sending additional purchase payments.

If using the U.S. Postal Service:	If using express mail:

ING	ING
Attn: Customer Service	Attn: Customer Service Center
P.O. Box 9271	909 Locust Street
Des Moines, IA 50306-9271	Des Moines, IA 50309-2899

Express mail packages should not be sent to the P.O. Box address.

Contract Design:

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term “contract” in this prospectus refers to individual contracts and to certificates issued under group contracts.

Contract Facts:

Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than ten days) of receipt. See “Right To Cancel.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See “Death Benefit” and “The Income Phase.”

Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See “Withdrawals.” Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

Systematic Distribution Options. These are made available for you to receive periodic withdrawals from your

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account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. See “Fee Table” and “Fees.”

Taxation. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs or 401(a), 403(b) and 457 plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “Taxation.”

Use of an Annuity Contract in an IRA or other Qualified Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See “Purchase and Rights.”

CONTRACT PHASES

I.	The Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment.

STEP 2: You direct us to invest your purchase payment in one or more of the following investment options:

•	Fixed Interest Options; or
•	Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account I. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

II.	The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see “The Income Phase”). In general, you may:

•	Receive income phase payments for a specified period of time or for life;

•	Receive income phase payments monthly, quarterly, semi-annually or annually;

•	Select an income phase payment option that provides for payments to your beneficiary; or

•	Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

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FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted*. See “The Income Phase” for the different fees that may apply after you begin receiving payments under the contract.

Maximum Transaction Fees:

Early Withdrawal Charge

(As a percentage of payments withdrawn.)

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Contracts Other Than Roth IRA Contracts:
Years from Receipt of Purchase Payment	Early Withdrawal Charge
Less than 2 2 or more but less than 4 4 or more but less than 5 5 or more but less than 6 6 or more but less than 7 7 or more	7% 6% 5% 4% 3% 0%
Roth IRA Contracts[1]
Completed Account Years	Early Withdrawal Charge
Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more but less than 4 4 or more but less than 5 5 or more	5% 4% 3% 2% 1% 0%
Annual Maintenance Fee[2] $30.00 Transfer Charge[3] $10.00

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[1]

If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge was waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial payment to the former contract.

[2]	The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See “Fees — Annual Maintenance Fee.”

[3]	We currently do not impose this charge, but we reserve the right to charge $10 per transfer after the 12th transfer each calendar year. See “Transfers.”

* State premium taxes (which currently range from 0% to 4.0% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Premium and Other Taxes.”

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

Fees Deducted from Investments in the Separate Account

Amount During the Accumulation Phase.

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(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

•	Contracts other than Roth IRA Contracts Issued before May 1, 1998

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Mortality and Expense Risk Charge	1.25%[1]

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Administrative Expense Charge	0.15%
Total Separate Account Expenses*	1.40%

•	Roth IRA Contracts and Contracts Issued on or after May 1, 1998

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Mortality and Expense Risk Charge	1.10%[1]

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Administrative Expense Charge	0.15%
Total Separate Account Expenses*	1.25%

Amount During the Income Phase.

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

•	All Contracts

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Mortality and Expense Risk Charge	1.25%[1]
Administrative Expense Charge	0.00% - 0.25%[2]

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Total Separate Account Expenses	1.25% - 1.50%

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[1]	Under certain contracts the mortality and expense risk charge during the accumulation period may be reduced. See “Fees — Mortality and Expense Risk Charge.”

[2]

We currently do not deduct an administrative expense charge during the income phase; however, we reserve the right to deduct the daily charge of not more than 0.25% per year. See “The Income Phase — Charges Deducted.”

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Fees Deducted by the Funds:

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

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Total Annual Trust or Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Trust or Fund assets, including management fees, distribution and/or service (12b-1) fees[1], and other expenses):	0.10%	1.25%

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[1]

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, record keeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See “Fees – Fund Expenses” for additional information.

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Examples:

These examples are intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, applicable to each type of contract, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your

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investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds without taking into account any fee waiver or expense reimbursement arrangements that may apply.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

For Contracts Other Than Roth IRA Contracts

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1) If you withdraw your entire account value at the end of the applicable time period:
1 year	3 years	5 years	10 years
$972	$1,435	$1,925	$3,022
2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*
1 year	3 years	5 years	10 years
$272	$835	$1,425	$3,022

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For Roth IRA Contracts

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1) If you withdraw your entire account value at the end of the applicable time period:
1 year	3 years	5 years	10 years
$772	$1,135	$1,525	$3,022
2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*
1 year	3 years	5 years	10 years
$272	$835	$1,425	$3,022

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*

This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

CONDENSED FINANCIAL INFORMATION

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Understanding Condensed Financial Information. In Appendix IV of this prospectus, we provide condensed financial information about the Variable Annuity Account I (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

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INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

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Mutual Fund (fund) Descriptions. We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and phone number listed in “Contract Overview—Questions: Contacting the Company,” by accessing the SEC’s web site, or by contacting the SEC Public Reference Room.

Fixed Interest Options. If available in your state, the ILIAC Guaranteed Account (the Guaranteed Account) or the Fixed Account are the fixed interest options available under your contract. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus.

Selecting Investment Options:

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•

Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

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•

Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

•	Be informed. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.

Limits on Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on How Many Investment Options You May Select. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts where the Guaranteed Account is not available, will be considered an option.

Additional Risks of Investing in the Funds (Mixed and Shared Funding).

“Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

•	Shared - bought by more than one company.
•	Mixed - bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact

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the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase, if approved in your state, transfers are limited to four per year and allowed only if you select variable payments.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

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Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.

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Limits on Frequent or Disruptive Transfers. The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•	Increased trading and transaction costs;
•	Forced and unplanned portfolio turnover;
•	Lost opportunity costs; and
•	Large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the Contract.

We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

•	Exceeds our current definition of excessive trading, as defined below;
•	Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);
•	Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or
•	Is determined, in our sole discretion, to be not in the best interests of other contract owners.

If we determine that you have violated our excessive trading policy, we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation, we will suspend your transfer privileges via facsimile, telephone, email and the internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to all transfers, not just those fund(s) involved in the excessive transfer activity, and will extend to other company variable life insurance policies and variable annuity contracts that you own. It may be extended to other variable policies and contracts that are issued to you by our affiliates. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation

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relates to your Contract or another owner’s variable policy or contract, we will also take the following actions, without prior notice:

•	Not accept transfer instructions from that organization, individual or other party; and
•	Not accept preauthorized transfer forms from market timing organizations, individuals or other parties acting on behalf of more than one contract owner at a time.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, if available, transfers between a fund affirmatively permitting short-term trading and the Liquid Assets portfolio (subaccount), if available, and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

The company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our excessive trading policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios, if available, be received at our Customer Service Center no later than 3 p.m., eastern time.

Limits Imposed by the Underlying Fund. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance by the underlying fund. We reserve the right to reject, without prior notice, any allocation to a subaccount if the corresponding fund will not accept the allocation for any reason.

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Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Service Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic Instructions we believe to be genuine. If a loss occurs when rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

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Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. For additional information about this program, contact your sales representative or call us at the number listed in “Contract Overview—Questions: Contacting the Company.”

In certain states purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

The Account Rebalancing Program. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in “Contract Overview—Questions: Contacting the Company.”

PURCHASE AND RIGHTS

How to Purchase: Please note that this contract is no longer available for purchase, although you may continue to make purchase payments under existing contracts. We and our affiliates offer various other products with different features and terms than these contracts that may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative.

•

Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

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Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see “Other Topics -- Contract Distribution”). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

•

Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to “contract holder” in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

Factors to Consider in the Purchase Decision. You should discuss your decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1.

Long-Term Investment – This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.

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2.

Investment Risk – The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3.

Features and Fees – The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

4.

Exchanges – If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Maximum Issue Age. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90 (age 85 for those contracts issued in Pennsylvania).

Your Rights Under the Contract

•	Individual Contracts. You have all contract rights.

•

Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.

•

Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the “Death Benefit” section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

Purchase Payment Methods. The following purchase payment methods are allowed:

•	One lump sump;
•	Periodic payments; or
•	Transfer or rollover from a pre-existing retirement plan or account.*

We reserve the right to reject any payments to a prospective or existing account without advance notice.

* In some states an IRA contract can only accept a lump-sum, rollover payment.

Purchase Payment Amounts.

The minimum initial purchase payment amounts are as follows:

	Nonqualified	Qualified
Minimum Initial Purchase Payment	$5,000	$1,500

Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than $1,000,000 will be allowed only with our consent.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

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We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

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Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the “Investment Options” section.

RIGHT TO CANCEL

When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Service Center along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

FEES

The following repeats and adds to information provided in the “Fees and Expenses” section. Please review both sections for information on fees.

TRANSACTION FEES

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal, where you requested a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Amount. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

Early Withdrawal Charge Schedules

Contracts Other Than Roth IRA Contracts:
Years from Receipt of Purchase Payment	Early Withdrawal Charge

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Less than 2 2 or more but less than 4 4 or more but less than 5 5 or more but less than 6 6 or more but less than 7 7 or more	7% 6% 5% 4% 3% 0%
Roth IRA Contracts[1]
Completed Account Years	Early Withdrawal Charge
Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more but less than 4 4 or more but less than 5 5 or more	5% 4% 3% 2% 1% 0%

[1]

If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge has been waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial purchase payment to the former contract.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

For example: For contracts other than Roth IRAs, we calculate the early withdrawal charge based on the number of years since the purchase payment was received. If your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

For Roth IRAs, we calculate the early withdrawal charge based on the number of completed account years. If three years have elapsed since your initial purchase payment was made, we will deduct an early withdrawal charge equal to 2% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Free Withdrawals. There is no early withdrawal charge if, during each calendar year, the amount withdrawn is 10% or less than:

•	Your account value as of the last valuation day of the preceding calendar year or the date of your first purchase payment, whichever is later (if approved in your state); or

•	Your account value on the next valuation day after we receive your withdrawal request.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the calendar year.

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Waiver. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

•	Used to provide income phase payments to you;

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Paid due to the annuitant’s death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant’s death;

•	Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;

•

Taken because of the election of a systematic distribution option but, with respect to the Systematic Withdrawal Option (SWO) and the Life Expectancy Option (LEO), only to the extent that the amount taken is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date (see “Systematic Distribution Options”);

•	Applied as a rollover to certain Roth IRAs issued by us or an affiliate;

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If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the required minimum distribution by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the Estate Conservation Option (ECO) systematic distribution option); or

•	Paid upon termination of your account by us (see “Other Topics — Involuntary Terminations”).

Nursing Home Waiver. You may withdraw all or a portion of your account value without an early withdrawal charge if:

•	More than one year has elapsed since the account effective date;

•	The withdrawal is requested within three years of the annuitant’s admission to a licensed nursing care facility (in New Hampshire non-licensed facilities are included); and

•	The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility on the date we established your account. It will also not apply if otherwise prohibited by state law.

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

Purpose. This fee reimburses us for our administrative expenses related to the establishment and maintenance of your account.

Elimination. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

Transfer Charge

Amount. During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve

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the right to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

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Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

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FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

Mortality and Expense Risk Charge

Maximum Amount. During the accumulation phase the amount of this charge depends upon which contract you purchase. The amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

•	Contracts other than Roth IRAs Issued before May 1, 1998	1.25%

•	Contracts Issued on or after May 1, 1998, and all Roth IRA Contracts	1.10%

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts held in the subaccounts. See “The Income Phase – Charges Deducted.”

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contract.

•	The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.

•	The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

Administrative Expense Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to 0.15% of your account value invested in the subaccounts. There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. This charge may be assessed during the accumulation phase or the income phase. If we are currently imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. This charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

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REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge or administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

•	The size and type of group to whom the contract is offered;

•	The amount of expected purchase payments;

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A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;

•	The type and frequency of administrative and sales services provided; or

•	The level of annual maintenance fees and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

Each fund deducts management fees from the amounts allocated to the funds. In addition, each fund deducts other expenses which may include service fees which are used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The Company, or its U.S. affiliates, receives from each of the funds or the funds’ affiliates varying levels and types of revenues with respect to each of the funds available through the Contract. In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by ING Investments, LLC or other Company affiliates, which funds may or may not also be sub-advised by another Company affiliate. Assets allocated to funds managed by a Company affiliate, Directed Services, Inc., for example, but which are sub-advised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generally generate the least amount of revenue.

Types of Revenue Received from Affiliated Funds

Affiliated funds are (a) funds managed by ING Investments, LLC or other Company affiliates, which may or may not also be sub-advised by a Company affiliate; and (b) funds managed by a Company affiliate but which are sub-advised by unaffiliated third parties.

Revenues received by the Company from affiliated funds include:

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•	Service fees that are deducted from fund assets.

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•	For certain share classes, the Company may also receive compensation paid out of 12b-1 fees that are

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Additionally, the Company receives the other revenues from affiliated funds and/or their affiliates which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the management fees. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For funds sub-advised by unaffiliated third parties, once the sub-adviser has been paid, the adviser may share a portion of the remaining management fee with the Company. Because sub-advisory fees vary by sub-adviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

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Types of Revenue Received from Unaffiliated Funds

Revenues received from each of the unaffiliated funds or their affiliates are based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company from unaffiliated funds include:

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•	For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectus.

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We may also receive additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the Contract. These additional payments may be used by us to finance distribution of the Contract.

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The following table shows the unaffiliated fund families which have funds currently offered through the Contract, ranked according to total dollar amounts they paid to the Company or its affiliates in 2005:

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Fidelity Variable Insurance Products Portfolio

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Calvert Variable Series, Inc.

If the revenues received from affiliated funds were included in the table above, payments to the Company or its affiliates by ING Investments, LLC and other Company affiliates would be at the top of the list.

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Additional Compensation and Benefits Received

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Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

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In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser of affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

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PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range

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from 0% to 4.0%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See “Taxation.”

YOUR ACCOUNT VALUE

During the accumulation phase your account value at any given time equals:

•	The current dollar value of amounts invested in the subaccounts; plus
•	The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account I subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. eastern time). At that time we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

•	The net assets of the fund held by the subaccount as of the current valuation; minus

•	The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

•	Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

•	The total value of the subaccount’s units at the preceding valuation; minus

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•	A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted from investments in the separate account. See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that you did not elect the premium bonus option and on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

Step 1:	You make an initial purchase payment of $5000.

Step 2:

A.	You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).
B.	You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).

Step 3:	The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase and Rights.” Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

WITHDRAWALS

You may withdraw all or a portion of your account value at any time during the accumulation phase. If you participate in the contract through a 403(b) plan, certain restrictions apply. See “Restrictions on Withdrawals from 403(b) Plan Accounts.”

Steps for Making A Withdrawal:

•	Select the withdrawal amount.

(1)

Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge and annual maintenance fee.

(2)

Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

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•	Select investment options. If you do not specify this, we will withdraw dollars in the same proportion as the values you hold in the various investment options bear to your total account value.

•	Properly complete a disbursement form and deliver it to our Service Center.

Restrictions on Withdrawals from 403(b) Plan Accounts. Under Section 403(b) contracts the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant’s death, disability, attainment of age 59½, separation from service or financial hardship. See “Taxation.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Service Center.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly completed disbursement form in good order.

Reinstating a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. The reinstatement privilege may be used only once. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

SYSTEMATIC DISTRIBUTION OPTIONS

Systematic distribution options may be exercised at any time during the accumulation phase. The following systematic distribution options may be available:

•

SWO—Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under a SWO.

•

ECO—Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70½, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

•

LEO—Life Expectancy Option. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code

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section 72. See “Taxation.” An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under a LEO.

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in “Contract Overview—Questions: Contacting the Company.”

Systematic Distribution Option Availability. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See “Fees – Early Withdrawal Charge – Free Withdrawals.” If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or the Company at the number listed in “Contract Overview—Questions: Contacting the Company.”

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to our Service Center. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

Charges and Taxation. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the “Fees” and “Fee Table” sections. Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

DEATH BENEFIT

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see “The Income Phase.”

Terms to Understand:

Account Year/Account Anniversary: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

Annuitant(s): The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Claim Date: The date proof of death and the beneficiary’s right to receive the death benefit are received in good order at our Customer Service Center. Please contact our Customer Service Center to learn what information is required for a request for payment of the death benefit to be in good order.

Contract Holder (You/Your): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

Market Value Adjustment: An adjustment that may be made to amounts withdrawn from the Guaranteed Account. The adjustment may be positive or negative.

During the Accumulation Phase

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

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Who Receives Death Benefit Proceeds? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you have named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change that beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in “Contract Overview — Questions: Contacting the Company.”

Death Benefit Amount

Minimum Guaranteed Death Benefit. If approved in your state, upon the death of the annuitant the death benefit will be the greater of:

(1)	The account value on the claim date; or

(2)

The minimum guaranteed death benefit as of the date of death, adjusted for purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined.

Determining the Minimum Guaranteed Death Benefit. On the day we establish your account, the minimum guaranteed death benefit equals the amount of your initial purchase payment. Thereafter, the minimum guaranteed death benefit is determined once a year on the account anniversary (until the account anniversary immediately before the annuitant’s 85th birthday) and equals the greater of:

(1)

The minimum guaranteed death benefit as last determined, adjusted for any purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined; or

(2)	Your account value on that account anniversary.

After the annuitant’s 85th birthday, the minimum guaranteed death benefit equals the minimum guaranteed death benefit on the account anniversary immediately before the annuitant’s 85th birthday, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary.

Death Benefit Greater than the Account Value. If the minimum guaranteed death benefit is greater than your account value on the claim date, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options.

Death Benefit Amounts in Certain Cases

If the Contract Holder is not the Annuitant. Under nonqualified contracts only, the minimum guaranteed death

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benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the claim date, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not also the annuitant, the annuitant will not change and the minimum guaranteed death benefit will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the claim date, plus or minus any market value adjustment, and minus any applicable early withdrawal charge.

If the Spousal Beneficiary Continues the Account. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. In this circumstance the minimum guaranteed death benefit payable at the death of a spousal beneficiary shall be determined as described above, except that the initial minimum guaranteed death benefit will equal the minimum guaranteed death benefit payable at the death of the original contract holder/annuitant.

Alternative Death Benefit. If the minimum guaranteed death benefit is not approved in your state, the following death benefit will apply:

Upon the death of the annuitant, the death benefit will be the greatest of:

(1)	The total payments made to your account, adjusted for any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses);

(2)

The highest account value on any account anniversary until the account anniversary immediately before the annuitant’s 75th birthday or date of death, whichever is earlier, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary; or

(3)	The account value as of the date of death.

Death Benefit Greater than the Account Value. If the alternative death benefit is greater than the account value as of the date of death, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options.

Death Benefit Amounts in Certain Cases

If the Contract Holder is not the Annuitant. Under nonqualified contracts only, the alternative death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the date the request for payment is received, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change and the alternative death benefit described above will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the date the request for payment is received, plus or minus any market value adjustment, and minus any early withdrawal charge, if approved in your state. If your state has not approved deduction of an early withdrawal charge in this situation, then an early

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withdrawal charge will apply only to payments made since the death of the original contract holder/annuitant.

If the Spousal Beneficiary Continues the Account. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary will become the annuitant. In this circumstance the death benefit payable at the death of a spousal beneficiary shall equal the account value on the date the request for payment is received, plus or minus any market value adjustment and minus any applicable early withdrawal charge applicable to payments made since the death of the original contract holder/annuitant.

Guaranteed Account. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

Death Benefit—Methods of Payment

For Qualified Contracts. Under a qualified contract if the annuitant dies the beneficiary may choose one of the following three methods of payment:

•

Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules (see “Taxation—Required Minimum Distributions”));

•	Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or

•	Elect SWO or ECO or LEO (described in “Systematic Distribution Options”), provided the election would satisfy the Tax Code minimum distribution rules.

Payments from a Systematic Distribution Option. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code’s required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

Distribution Requirements. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See “Taxation.”

For Nonqualified Contracts.

(1)

If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant’s surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder’s death.

As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

(a)	Continue the contract in the accumulation phase;

(b)	Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

(c)	Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or any market value adjustment.

If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

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(2)	If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules).

In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary’s life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See “Taxation.”

(3)

If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary’s income in the year the annuitant dies

Payments from a Systematic Distribution Option. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See “Taxation.”

THE INCOME PHASE

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

•	Payment start date;

•	Income phase payment option (see the income phase payment options table in this section);

•	Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

•	Choice of fixed, variable or a combination of both fixed and variable payments; and

•	Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

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Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3½%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3½% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See “Contract Overview—Questions: Contacting the Company.”

Minimum Payment Amounts. The income phase payment option you select must result in:

•	A first income phase payment of at least $50; and

•	Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

Restrictions on Start Dates and the Duration of Payments. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a)	The first day of the month following the annuitant’s 85th birthday; or

(b)	The tenth anniversary of the last purchase payment made to your account (fifth anniversary for contracts issued in Pennsylvania).

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant’s 85th birthday or the tenth anniversary of your last purchase payment (the fifth anniversary for contracts issued in Pennsylvania) may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering either of these courses of action.

For qualified contracts only, income phase payments may not extend beyond:

(a)	The life of the annuitant;

(b)	The joint lives of the annuitant and beneficiary;

(c)	A guaranteed period greater than the annuitant’s life expectancy; or

(d)	A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See “Taxation” for further discussion of rules relating to income phase payments.

Charges Deducted. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any

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mortality risks. We may also deduct a daily administrative charge from amounts held in the subaccounts. See “Fees.”

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Beneficiary Rights. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Taxation” for additional information.

Income Phase Payment Options.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

Terms to understand:

Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options
Life Income

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.

Death Benefit—None: All payments end upon the annuitant’s death.

Life Income — Guaranteed Payments

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years or as otherwise specified in the contract.

Death Benefit—Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

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Life Income — Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment’s due date.

Continuing Payments: When you select this option you choose for:

(a)  100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or

(b)  100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.

Death Benefit — None: All payments end upon the death of both annuitants.

Life Income — Two Lives — Guaranteed Payments

Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5 to 30 years or as otherwise specified in the contract.

Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.

Death Benefit — Payment to the Beneficiary: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income — Cash Refund Option (limited availability — fixed payment only)

Length of Payments: For as long as the annuitant lives.

Death Benefit — Payment to the Beneficiary: Following the annuitant’s death, we will pay a lump-sum payment equal to the amount originally applied to the income phase payment option (less any premium tax) and less the total amount of income payments paid.

Life Income— Two Lives—Cash Refund Option (limited availability — fixed payment only)

Length of Payments: For as long as either annuitant lives.

Continuing Payments: 100% of the payment to continue after the first death.

Death Benefit — Payment to the Beneficiary: When both annuitants die we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of income payments paid.

Nonlifetime Income Phase Payment Option
Nonlifetime— Guaranteed Payments

Length of Payments: You may select payments for 5 to 30 years. In certain cases a lump-sum payment may be requested at any time (see below).

Death Benefit—Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lump-Sum Payment: If the “Nonlifetime—Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payment will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See “Fees—Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Service Center.

Calculation of Lump-Sum Payments. If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3½% or 5% assumed net investment rate used for variable payments).

TAXATION

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

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•	Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

•	Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

•	This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

•	We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

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The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

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Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Tax Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan’s terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

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Taxation of Non-Qualified Contracts

Taxation Prior to Distribution

We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution or transfer occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

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Diversification. Tax Code Section 817(h) requires investments within a separate account, such as our variable account, to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification, and the IRS has published various revenue rulings and private letter rulings addressing diversification issues. To be adequately diversified, each subaccount and its corresponding fund must meet certain tests. If these tests are not met, you would then be subject to federal income tax on your contract income as you earn it. Each subaccount’s corresponding fund has represented that it will meet the diversification standards that apply to your contract. Accordingly, we believe it is reasonable to conclude that diversification requirements have been satisfied. If it is determined, however, that your contract does not satisfy the applicable diversification regulations and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate and reasonable steps to bring your contract into compliance with such

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regulations and rulings, and we reserve the right to modify your contract as necessary in order to do so.

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Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

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Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See “Death Benefit Choices” for additional information on required distributions from non-qualified contracts.

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Non-Natural Persons. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s cost basis in the contract.

10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

•	made on or after the taxpayer reaches age 59½

•	made on or after the death of a contract owner;

•	attributable to the taxpayer’s becoming disabled; or

•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the

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taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

•	First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;

•	Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;

•	Then, from any remaining “income on the contract;” and

•	Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not

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discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

Multiple Contracts. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner’s income when a taxable distribution occurs.

Withholding. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding will be mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Taxation of Qualified Contracts

General. The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

Distributions – General

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For qualified plans under Section 401(a) and 403(b), the Tax Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Tax Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70½. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70½. Roth IRAs under Section 408A do not require distributions at any time before the contract owner’s death.

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Please note that required minimum distributions under qualified Contracts may be subject to surrender charges and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

Direct Rollovers

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If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Tax Code, or is a tax-sheltered annuity under section 403(b) of the Tax Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any “eligible rollover distribution” from the Contract will be subject to the direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Tax Code, qualified annuity plan under section 403(a) of the Tax Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Tax Code, distributions which are part of a “series of substantially equal periodic payments” made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

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Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

Corporate and Self-Employed Pension and Profit Sharing Plans

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Section 401(a) of the Tax Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

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Individual Retirement Annuities – General

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Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

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Individual Retirement Annuities – Distributions
All distributions from a traditional IRA are taxed as received unless either one of the following is true:

•	The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

•	You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the required minimum

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distributions imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:

•	Start date for distributions;

•	The time period in which all amounts in your account(s) must be distributed; and

•	Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

•	Over your life or the joint lives of you and your designated beneficiary; or

•	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA – See below) plans. Different distribution requirements apply after your death.

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If your death occurs on or after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

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If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2006, your entire balance must be distributed to the designated beneficiary by December 31, 2011. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

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•	Over the life of the designated beneficiary; or

•	Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

•	December 31 of the calendar year following the calendar year of your death; or

•	December 31 of the calendar year in which you would have attained age 70½.

Roth IRAs – General

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Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth

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IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Roth IRAs – Distributions

A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

•	Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

•	Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

Tax Sheltered Annuities – General

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The Contracts may be used by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Tax Code section 403(b) plans. Section 403(b) of the Tax Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee’s retirement. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and other specified circumstances. 403(b) plans may be subject to additional distribution and other requirements that are not incorporated into our Contract.

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In addition, the Treasury proposed 403(b) regulations in November, 2004 which, if finalized, do not take effect until after 2005. These proposed regulations may not be relied upon until they become final. The proposed regulations include rules governing the ability of a 403(b) plan to be terminated which would entitle a participant to a distribution, a revocation of IRS Revenue Ruling 90-204 which would increase restrictions on a participant’s right to transfer his or her 403(b) account, the imposition of withdrawal restrictions on non-salary reduction amounts, as well as other changes. As a result, no attempt is made to provide more than general information about the use of the Contracts with 403(b) plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these 403(b) plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of such plans to the extent such terms contradict the Contract. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. You should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that Contracts are purchased with proceeds from and/or contributions under 403(b) plans that qualify for the intended special federal income tax treatment.

Tax Sheltered Annuities – Loans

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Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Tax Code (“TSA”). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your Contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests

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in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

Any outstanding loan balance impacts the following:

•

Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

•	Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

Tax Sheltered Annuities – Distributions

All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

•	The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

•	You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

Tax Consequences of Enhanced Death Benefit

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The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

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Other Tax Consequences

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

Possible Changes in Taxation

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Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). In addition, legislative changes implemented under the Economic Growth and Tax Relief Reconciliation Act of 2001 are scheduled to sunset or expire after December 31, 2010 unless further extended by future legislation. You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act

The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane

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distributions from eligible retirement plans (401(a), 401(k), 403(a), 403(b), governmental 457(b) and IRAs). In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

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Federal Income Tax Withholding

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

Assignments

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Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or to the Company as collateral for a loan.

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Taxation of Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

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In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, a charge may be deducted from the separate account to provide for payment of such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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OTHER TOPICS

The Company

We issue the contract described in this prospectus and are responsible for providing each contract’s insurance and annuity benefits.

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Prior to January 1, 2006, the contracts were issued by ING Insurance Company of America (“IICA”), a wholly owned subsidiary of ours. IICA was a life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on January 5, 2000. Prior to May 1, 2002, IICA was known as Aetna Insurance Company of America. Effective December 31, 2005, IICA merged with and into ILIAC, and ILIAC assumed responsibility for IICA’s obligations under the contracts.

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ILIAC is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep, N.V. (“ING”), a global financial institution active in the fields

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of insurance, banking and asset management. Through a merger, ILIAC’s operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, ILIAC was known as Aetna Life Insurance and Annuity Company. Although we are a subsidiary of ING, ING is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ILIAC.

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We are engaged in the business of selling life insurance and annuities. Our principal executive offices are located at:

151 Farmington Avenue

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Hartford, Connecticut 06156

Regulatory Developments – The Company and the Industry

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; revenue sharing and directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

In September 2005, an affiliate of the Company, ING Fund Distributors, LLC (“IFD”) and one of its registered persons settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) in connection with frequent trading arrangements. IFD neither admitted nor denied the allegations or findings and consented to certain monetary and non-monetary sanctions. IFD’s settlement of this administrative proceeding is not material to the Company.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigations relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

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Insurance and Other Regulatory Matters. The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

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Variable Annuity Account I

Variable Annuity Account I was established as a separate account in 1994. Prior to January 1, 2006, Variable Annuity Account I was known as Variable Annuity Account I (a Separate Account of ING Insurance Company of America). In connection with the merger of IICA with and into ILIAC, the separate account was transferred to ILIAC on December 31, 2005, and renamed Variable Annuity Account I (a Separate Account of ING Life Insurance and Annuity Company). Variable Annuity Account I is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). Variable Annuity Account I is a separate investment account used for our variable annuity contracts. We own all the assets in Variable Annuity Account I but such assets are kept separate from our other accounts.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

Contract Distribution

The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability Company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or of other broker-dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as “distributors.” All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

Broker-dealers which have or may enter into selling agreements with ING Financial Advisers, LLC include the following broker-dealers which are affiliated with the Company:

Bancnorth Investment Group, Inc.

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Directed Services, Inc.

Financial Network Investment Corporation

Guaranty Brokerage Services, Inc.

ING America Equities, Inc.

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ING Direct Funds Limited

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ING DIRECT Securities, Inc.

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ILIAC Marathon Plus (IICA) - 139012	38

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ING Financial Markets, LLC

ING Financial Partners, Inc.

ING Funds Distributor, LLC

ING Investment Management Services, LLC

Multi-Financial Securities Corporation

PrimeVest Financial Services, Inc.

Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 0% to a maximum of 6.5% of the first year of payments to an account. Renewal commissions paid on payments made after the first year and asset-based service fees may also be paid. In addition, we may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 6.5% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

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We have special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

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Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and NASD rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of contracts described above, distributors may also be paid additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

•	Wholesaling fees calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts;

•	Marketing allowances;

•

Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;

•	Sponsorship payments to support attendance at meetings by registered representatives who sell our

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ILIAC Marathon Plus (IICA) - 139012	39

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products;

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•	Reimbursement for the cost of attendance by registered representatives at conventions that we sponsor; and

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•

Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on contract sales.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

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The following is a list of the top 25 selling firms that, during 2005, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

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1.	Symetra Investment Services, Inc.	14.	Huckin Financial Group, Inc.
2.	SunAmerica Securities, Inc.	15.	A. G. Edwards & Sons, Inc.
3.	Lincoln Investment Planning, Inc.	16.	Jefferson Pilot Securities Corporation
4.	Valor Insurance Agency Inc.	17.	Waterstone Financial Group, Inc.
5.	Edward D. Jones & Co., L.P.	18.	Royal Alliance Associates, Inc.
6.	National Planning Corporation	19.	AIG Financial Advisors, Inc.
7.	Securities America, Inc.	20.	McGinn, Smith & Co., Inc.
8.	Walnut Street Securities, Inc.	21.	NIA Securities, L.L.C.
9.	Cadaret, Grant & Co., Inc.	22.	Financial Network Investment Corporation
10.	Multi-Financial Securities Corporation	23.	Mutual Service Corporation
11.	ING Financial Partners, Inc.	24.	Horan Securities, Inc.
12.	ProEquities, Inc.	25.	Tower Square Securities, Inc.
13.	Linsco/Private Ledger Corp.

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If the amounts paid to ING Financial Advisers, LLC, were included in the table above, the amounts paid to ING Financial Advisers, LLC would be at the top of the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements. Occasionally:

•	Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or

•

The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

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ILIAC Marathon Plus (IICA) - 139012	40

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Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

•	On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;

•

When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or

•	During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

•	During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

•	During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days’ written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Transfer of Ownership: Assignment

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

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ILIAC Marathon Plus (IICA) - 139012	41

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An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Involuntary Terminations

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days’ advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

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Legal Matters and Proceedings

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We are not aware of any pending legal proceedings which involve Variable Annuity Account I as a party.

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ILIAC is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

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ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

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ILIAC Marathon Plus (IICA) - 139012	42

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CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

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The Statement of Additional Information (“SAI”) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History

Variable Annuity Account I

Offering and Purchase of Contracts

Average Annual Total Return Quotations

Income Phase Payments

Sales Material and Advertising

Independent Registered Public Accounting Firm

Financial Statements of the Separate Account

Consolidated Financial Statements of ING Life Insurance and Annuity Company

You may request an SAI by calling the Company at the number listed in “Contract Overview — Questions: Contacting the Company.”

ILIAC Marathon Plus (IICA) - 139012	SAI-1

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APPENDIX I

ILIAC Guaranteed Account

The ILIAC Guaranteed Account (the “Guaranteed Account”) (formerly the IICA Guaranteed Account) is a fixed interest option available during the accumulation phase under the contract. This Appendix is only a summary of certain facts about the Guaranteed Account. Please read the Guaranteed Account prospectus carefully before investing in this option.

In General. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below), which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or the Company to learn:

•	The interest rate(s) we will apply to amounts invested in the Guaranteed Account.

We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

•

The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s). You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

Deposit Period. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or our Customer Service Center to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

•	Market Value Adjustment — as described in this appendix and in the Guaranteed Account prospectus;

•	Tax penalties and/or tax withholding—see “Taxation;”

•	Early withdrawal charge—see “Fees;” or

•	Maintenance fee—see “Fees.”

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ILIAC Marathon Plus (IICA) - 139012	I-1

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We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

Market Value Adjustment (“MVA”). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA Waiver. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

•	Transfers due to participation in the dollar cost averaging program;

•	Amounts distributed under a systematic distribution option (described in “Systematic Distribution Options”), if available;

•	Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and

•	Withdrawals due to your exercise of the right to cancel your contract (described in “Right to Cancel”).

Death Benefit. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied.

Partial Withdrawals. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn pro-rata from each group of deposits having the same length of time until the maturity date (“Guaranteed Term Group”). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest and so on until the amount requested is satisfied.

Guaranteed Terms Maturity. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term, (b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59½, tax penalties may apply.

If no direction is received from you at our Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction. Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

Subsequent Purchase Payments. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

Dollar Cost Averaging. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see “Systematic Distribution Options”); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term’s maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

Reinstating Amounts Withdrawn from the Guaranteed Account. If amounts are withdrawn and then reinstated in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments that we deducted at the time of withdrawal or refund any taxes that were withheld.

The Income Phase. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

Distribution. The Company’s affiliate, ING Financial Advisers, LLC (ING Financial) (prior to May 1, 2002 known as Aetna Investment Services, LLC) serves as the principal underwriter of the contract. ING Financial, a Delaware limited liability company, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. From time to time customers of certain broker-dealers may be offered special guaranteed rates in connection with the Guaranteed Account offered through the contract and ING Financial may negotiate different commissions for these broker-dealers.

APPENDIX II

Fixed Account

General Disclosure.

•	The Fixed Account is an investment option available during the accumulation phase under the contract.
•	Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations.
•	Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.
•

Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

•	Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.
•	Additional information about this option may be found in the contract.

Interest Rates.

•

The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

•

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Dollar Cost Averaging. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

Withdrawals. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “Fees.”

Transfers. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying our Service Center at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

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ILIAC Marathon Plus (IICA) - 139012	II-1

APPENDIX III

Description of Underlying Funds

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (“funds”) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

List of Fund Name Changes
Former Fund Name	Current Fund Name
ING JPMorgan Fleming International Portfolio	ING JPMorgan International Portfolio
ING Salomon Brothers Aggressive Growth Portfolio	ING Legg Mason Partners Aggressive Growth Portfolio
ING VP Strategic Allocation Balanced Portfolio	ING VP Strategic Allocation Moderate Portfolio
ING VP Strategic Allocation Income Portfolio	ING VP Strategic Allocation Conservative Portfolio

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Investors Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING Evergreen Omega Portfolio (Class I) Investment Adviser: Directed Services, Inc. Investment Subadviser: Evergreen Investment Management Company, LLC	Seeks long-term capital growth.
ING FMRSM Diversified Mid Cap Portfolio (Class I) Investment Adviser: Directed Services, Inc. Investment Subadviser: Fidelity Management & Research Co.	Seeks long-term growth of capital.

ILIAC Marathon Plus (IICA) - 139012	III-1

ING FMRSM Earnings Growth Portfolio (Class I) Investment Adviser: Directed Services, Inc. Investment Subadviser: Fidelity Management & Research Co.	Seeks growth of capital over the long term.
ING JPMorgan Emerging Markets Equity Portfolio (Class I) Investment Adviser: Directed Services, Inc. Investment Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
ING JPMorgan Value Opportunities Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: J.P. Morgan Investment Management Inc.	Seeks to provide long-term capital appreciation.
ING Marsico International Opportunities Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Marsico Capital Management, LLC	Seeks long-term growth of capital.
ING MFS Total Return Portfolio (Class I) Investment Adviser: Directed Services, Inc. Investment Subadviser: Massachusetts Financial Services Company

Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Secondarily seeks reasonable opportunity for growth of capital and income.

ING Oppenheimer Main Street Portfolio (Class I) Investment Adviser: Directed Services, Inc. Investment Subadviser: OppenheimerFunds, Inc.	Seeks long-term growth of capital and future income.
ING PIMCO High Yield Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
ING VP Index Plus International Equity Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Advisors, B.V.	Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East® Index (“MSCI EAFE® Index”), while maintaining a market level of risk.

IICA/ILIAC Marathon Plus -	III-2

ING Partners, Inc. 151 Farmington Avenue, Hartford, CT 06156-8962
ING American Century Select Portfolio (Initial Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: American Century Investment Management Inc.	Seeks long-term capital growth.

ING JPMorgan International Portfolio (Initial Class)

(formerly ING JPMorgan Fleming International Portfolio)

Investment Adviser: ING Life Insurance and Annuity Company

Investment Subadviser: J.P. Morgan Asset Management (London) Limited

Seeks long-term growth of capital.

ING Legg Mason Partners Aggressive Growth Portfolio

(Initial Class)

(formerly ING Salomon Brothers Aggressive Growth Portfolio)

Investment Adviser: ING Life Insurance and Annuity Company

Investment Subadviser: Salomon Brothers Asset Management Inc.

Seeks long-term growth of capital.
ING Lord Abbett U.S. Government Securities Portfolio (Initial Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Lord, Abbett & Co. LLC	Seeks high current income consistent with reasonable risk.
ING MFS Capital Opportunities Portfolio (Initial Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Massachusetts Financial Services Company	Seeks capital appreciation.
ING Neuberger Berman Partners Portfolio (Initial Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Neuberger Berman Management Inc.	Seeks capital growth.
ING Oppenheimer Global Portfolio (Initial Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.

IICA/ILIAC Marathon Plus -	III-3

ING Oppenheimer Strategic Income Portfolio (Initial Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: OppenheimerFunds, Inc.	Seeks a high level of current income principally derived from interest on debt securities.
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
ING T. Rowe Price Growth Equity Portfolio (Initial Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital growth, and secondarily, increasing dividend income.
ING UBS U.S. Large Cap Equity Portfolio (Initial Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks long-term growth of capital and future income.
ING Van Kampen Equity and Income Portfolio (Initial Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Van Kampen	Seeks total return, consisting of long-term capital appreciation and current income.
ING Strategic Allocation Portfolios, Inc.

ING VP Strategic Allocation Conservative Portfolio

(Class I)

(formerly ING VP Strategic Allocation Income Portfolio)

Investment Adviser: ING Investments, LLC

Investment Subadviser: ING Investment Management Co.

Seeks to provide total return consistent with preservation of capital. Managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and a low level of risk tolerance.

ING VP Strategic Allocation Growth Portfolio (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to provide capital appreciation. Managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and a high level of risk tolerance.

ING VP Strategic Allocation Moderate Portfolio

(Class I)

(formerly ING VP Strategic Allocation Balanced Portfolio)

Investment Adviser: ING Investments, LLC

Investment Subadviser: ING Investment Management Co.

Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). Managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and a moderate level of risk tolerance.

ING Variable Funds

IICA/ILIAC Marathon Plus -	III-4

ING VP Growth and Income Portfolio (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.
ING Variable Portfolios, Inc. 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING VP Global Science and Technology Portfolio (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: BlackRock Advisors, Inc.	Seeks long-term capital appreciation.
ING VP Growth Portfolio (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks growth of capital through investment in diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.
ING VP Index Plus LargeCap Portfolio (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk.
ING VP International Equity Portfolio (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.

Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The portfolio will not target any given level of current income.

ING VP Small Company Portfolio (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities of companies with smaller market capitalizations.
ING VP Value Opportunity Portfolio (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks.
ING Variable Products Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING VP High Yield Bond (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to provide investors with a high level of current income and total return.
ING VP Balanced Portfolios, Inc.

IICA/ILIAC Marathon Plus -	III-5

ING VP Balanced Portfolio, Inc. (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.

Seeks to maximize investment return, consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgment of the portfolio’s management, of which of those sectors or mix thereof offers the best investment prospects.

ING VP Intermediate Bond Portfolio
ING VP Intermediate Bond Portfolio (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consisting primarily of debt securities.
ING VP Money Market Portfolio
ING VP Money Market Portfolio (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. There is no guarantee that the ING VP Money Market Subaccount will have a positive or level return.

Calvert Variable Series, Inc.
Calvert Socially Balanced Portfolio Investment Adviser: Calvert Asset Management Company, Inc. Investment Subadviser: Brown Capital Management, Inc. and SsgA Funds Management, Inc.

Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfies the investment and social criteria.

Fidelity® Variable Insurance Products 82 Devonshire Street, Boston, MA 02109

Fidelity® VIP Contrafund® Portfolio (Service Class 2)

Investment Adviser: Fidelity Management & Research Company

Investment Subadviser: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio (Class I) Investment Adviser: Fidelity Management & Research Company Investment Subadviser: FMR Co., Inc.

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500® Index (S&P 500®).

Fidelity® VIP Index 500 Portfolio (Class I) Investment Adviser: Fidelity Management & Research Company Investment Subadviser: Geode Capital Management, LLC (GeodeSM)	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500®

IICA/ILIAC Marathon Plus -	III-6

IICA/ILIAC Marathon Plus -	III-7


APPENDIX IV

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2005, the following tables give (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account B available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2005 the “Value at beginning of period” shown is the value at first date of investment.  For those subaccounts that ended operations during the period ended December 31, 2005 the “Value at end of period” shown is the value at the last date of investment.

TABLE I
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40% (Selected data for accumulation units outstanding throughout each period)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period	$12.07	$11.30	$9.61	$11.092	$12.089	$12.656	$11.437	$9.976	$9.824
Value at end of period	$12.57	$12.07	$11.30	$9.61	$11.092	$12.089	$12.656	$11.437	$9.976
Number of accumulation units outstanding at end of period	14,120	24,894	26,484	11,931	11,652	8,297	12,298	12,288	3,258
FEDERATED FUND FOR US GOVT. SECURITIES II
Value at beginning of period	$15.41
Value at end of period	$15.51
Number of accumulation units outstanding at end of period	181,455
FIDELITY® VIP ASSET MANAGERSM PORTFOLIO
(Funds were first received in this option during April 1996)
Value at beginning of period	$16.83	$16.18	$13.91	$15.458	$16.348	$17.257	$15.754	$13.888	$11.674	$10.539
Value at end of period	$17.26	$16.83	$16.18	$13.91	$15.458	$16.348	$17.257	$15.754	$13.888	$11.674
Number of accumulation units outstanding at end of period	135,595	204,173	264,759	304,707	322,613	335,446	388,585	408,019	272,786	104,229
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 1996)
Value at beginning of period	$23.87	$20.96	$16.55	$18.515	$21.40	$23.242	$18.97	$14.802	$12.093	$10.273
Value at end of period	$27.52	$23.87	$20.96	$16.55	$18.515	$21.40	$23.242	$18.97	$14.802	$12.093
Number of accumulation units outstanding at end of period	884,670	987,722	1,061,457	1,144,943	1,299,125	1,565,470	1,826,356	1,853,911	1,682,029	540,936
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 1996)
Value at beginning of period	$20.03	$18.22	$14.18	$17.311	$18.474	$17.279	$16.482	$14.974	$11.855	$10.301
Value at end of period	$20.91	$20.03	$18.22	$14.18	$17.311	$18.474	$17.279	$16.482	$14.974	$11.855
Number of accumulation units outstanding at end of period	1,186,833	1,549,447	1,817,918	2,000,319	2,297,364	2,335,570	2,597,042	2,792,889	2,292,971	1,000,050
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 1996)
Value at beginning of period	$16.28	$15.97	$12.19	$17.693	$21.792	$24.826	$18.32	$13.32	$10.94	$9.005
Value at end of period	$16.98	$16.28	$15.97	$12.19	$17.693	$21.792	$24.826	$18.32	$13.32	$10.94
Number of accumulation units outstanding at end of period	602,621	807,857	979,747	1,125,586	1,296,071	1,572,341	1,858,232	1,869,306	1,399,424	870,922

CFI 1

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
FIDELITY® VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during March 1996)
Value at beginning of period	$12.25	$11.34	$9.04	$8.859	$10.18	$13.317	$12.488	$13.238	$11.41	$10.493
Value at end of period	$12.41	$12.25	$11.34	$9.04	$8.859	$10.18	$13.317	$12.488	$13.238	$11.41
Number of accumulation units outstanding at end of period	426,422	618,367	799,713	663,068	773,715	890,534	1,086,377	1,196,922	862,284	239,917
FIDELITY® VIP INDEX 500 PORTFOLIO
(Funds were first received in this option during March 1996)
Value at beginning of period	$20.53	$18.83	$14.87	$19.397	$22.383	$25.027	$21.063	$16.646	$12.722	$10.828
Value at end of period	$21.22	$20.53	$18.83	$14.87	$19.397	$22.383	$25.027	$21.063	$16.646	$12.722
Number of accumulation units outstanding at end of period	730,266	993,587	1,196,859	1,193,376	1,469,435	1,723,480	1,838,819	1,953,506	1,375,721	384,282
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO
Value at beginning of period	$16.05
Value at end of period	$16.17
Number of accumulation units outstanding at end of period	18,605
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during March 1996)
Value at beginning of period	$15.19	$13.56	$9.59	$12.203	$15.701	$19.684	$13.997	$12.59	$11.447	$10.304
Value at end of period	$17.83	$15.19	$13.56	$9.59	$12.203	$15.701	$19.684	$13.997	$12.59	$11.447
Number of accumulation units outstanding at end of period	154,038	178,516	192,719	209,026	195,449	225,474	230,681	261,377	237,376	115,487
ING AMERICAN CENTURY SELECT PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.90
Value at end of period	$10.72
Number of accumulation units outstanding at end of period	390,028
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.92
Value at end of period	$10.17
Number of accumulation units outstanding at end of period	106,764
ING FMR EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.66
Value at end of period	$9.90
Number of accumulation units outstanding at end of period	114,102
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.69
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	20,857
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$12.55	$10.71	$8.39	$10.384	$14.415	$18.181	$11.64	$9.912	$9.791
Value at end of period	$13.62	$12.55	$10.71	$8.39	$10.384	$14.415	$18.181	$11.64	$9.912

CFI 2

Number of accumulation units outstanding at end of period	87,472	145,478	127,225	141,521	105,209	76,956	87,650	79,756	2,569

CFI 3

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.30
Value at end of period	$10.64
Number of accumulation units outstanding at end of period	145,473
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$12.42	$11.16	$8.84	$12.836	$17.303	$18.612	$12.686	$10.152	$10.009
Value at end of period	$12.44	$12.42	$11.16	$8.84	$12.836	$17.303	$18.612	$12.686	$10.152
Number of accumulation units outstanding at end of period	119,686	178,324	206,430	333,609	329,528	535,004	473,282	358,518	216,273
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.13
Value at end of period	$10.42
Number of accumulation units outstanding at end of period	1,007,580
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.06
Value at end of period	$12.00
Number of accumulation units outstanding at end of period	1,845,044
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.24
Value at end of period	$11.04
Number of accumulation units outstanding at end of period	40,711
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.01
Value at end of period	$10.10
Number of accumulation units outstanding at end of period	630,746
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.44
Value at end of period	$10.51
Number of accumulation units outstanding at end of period	150,818
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$9.77	$9.03	$6.63	$10.395	$14.097	$20.074	$13.494	$10.554	$10.689
Value at end of period	$10.74	$9.77	$9.03	$6.63	$10.395	$14.097	$20.074	$13.494	$10.554
Number of accumulation units outstanding at end of period	682,314	872,366	1,184,775	1,301,937	1,798,491	2,155,759	2,336,393	2,557,155	2,394,861
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.04

CFI 4

Value at end of period	$11.69
Number of accumulation units outstanding at end of period	447,605

CFI 5

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$19.40	$17.89	$13.85	$18.318	$20.694	$20.993	$17.406	$13.834	$13.56
Value at end of period	$20.31	$19.40	$17.89	$13.85	$18.318	$20.694	$20.993	$17.406	$13.834
Number of accumulation units outstanding at end of period	651,997	859,736	992,016	1,092,108	1,299,610	1,516,955	1,472,258	1,616,748	1,572,718
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$9.88	$8.74	$7.09	$9.574	$12.274	$13.032	$10.656	$8.786	$8.96
Value at end of period	$10.66	$9.88	$8.74	$7.09	$9.574	$12.274	$13.032	$10.656	$8.786
Number of accumulation units outstanding at end of period	497,936	630,854	739,569	916,120	1,177,274	1,421,458	1,550,656	1,761,234	1,615,395
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.06
Value at end of period	$10.88
Number of accumulation units outstanding at end of period	759,682
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during February 1996)
Value at beginning of period	$19.03	$17.64	$15.05	$17.016	$18.018	$18.376	$16.405	$14.228	$11.781	$10.582
Value at end of period	$19.56	$19.03	$17.64	$15.05	$17.016	$18.018	$18.376	$16.405	$14.228	$11.781
Number of accumulation units outstanding at end of period	157,366	195,681	240,188	273,826	315,543	364,760	387,565	369,652	314,447	59,639
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$3.58	$3.67	$2.56	$4.424	$5.824	$9.106
Value at end of period	$3.94	$3.58	$3.67	$2.56	$4.424	$5.824
Number of accumulation units outstanding at end of period	91,603	162,127	410,635	115,373	74,229	34,998
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 1996)
Value at beginning of period	$14.83	$13.88	$11.16	$15.096	$18.765	$21.374	$18.461	$16.354	$12.769	$10.101
Value at end of period	$15.81	$14.83	$13.88	$11.16	$15.096	$18.765	$21.374	$18.461	$16.354	$12.769
Number of accumulation units outstanding at end of period	409,644	511,623	624,677	718,631	896,573	1,015,824	1,172,637	1,217,448	946,796	299,882
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$14.13	$13.36	$10.40	$14.84	$20.638	$23.771	$17.862	$13.158	$10.667
Value at end of period	$15.23	$14.13	$13.36	$10.40	$14.84	$20.638	$23.771	$17.862	$13.158
Number of accumulation units outstanding at end of period	38,833	57,496	72,287	79,048	109,809	256	156,242	284,771	68,840
ING VP INDEX PLUS LARGECAP PORTFOLIO
(The initial accumulation unit value was established at $10.000 during September 1996 when the portfolio became available under the option)
Value at beginning of period	$18.30	$16.78	$13.49	$17.439	$20.478	$22.923	$18.704	$14.414	$10.919	$10.00
Value at end of period	$19.01	$18.30	$16.78	$13.49	$17.439	$20.478	$22.923	$18.704	$14.414	$10.919
Number of accumulation units outstanding at end of period	193,784	219,239	279,207	305,209	345,653	445,665	536,795	654,767	271,628	2,960
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 1996)

CFI 6

Value at beginning of period	$15.69	$15.17	$14.47	$13.549	$12.637	$11.689	$11.943	$11.201	$10.489	$10.26
Value at end of period	$15.95	$15.69	$15.17	$14.47	$13.549	$12.637	$11.689	$11.943	$11.201	$10.489
Number of accumulation units outstanding at end of period	372,441	419,545	585,875	855,016	580,831	422,109	516,266	500,098	269,675	95,644

CFI 7

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$9.33	$8.08	$6.20	$8.581	$11.434	$14.554	$9.754	$10.149
Value at end of period	$10.75	$9.33	$8.08	$6.20	$8.581	$11.434	$14.554	$9.754
Number of accumulation units outstanding at end of period	93,169	82,135	39,138	34,133	32,299	50,262	12,771	1,816
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 1996)
Value at beginning of period	$12.54	$12.58	$12.65	$12.624	$12.319	$11.744	$11.335	$10.90	$10.481	$10.151
Value at end of period	$12.74	$12.54	$12.58	$12.65	$12.624	$12.319	$11.744	$11.335	$10.90	$10.481
Number of accumulation units outstanding at end of period	640,751	677,901	1,135,320	2,039,666	2,045,640	1,690,766	2,775,866	2,041,170	1,409,840	799,456
ING VP NATURAL RESOURCES TRUST
Value at beginning of period	$16.59
Value at end of period	$23.37
Number of accumulation units outstanding at end of period	16,204
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$21.90	$19.42	$14.33	$18.926	$18.458	$17.54	$13.595	$13.638	$11.313
Value at end of period	$23.81	$21.90	$19.42	$14.33	$18.926	$18.458	$17.54	$13.595	$13.638
Number of accumulation units outstanding at end of period	192,426	286,551	409,801	357,092	342,594	343,701	136,571	225,982	188,818
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during May 1996)
Value at beginning of period	$16.34	$15.35	$13.70	$14.522	$15.088	$14.599	$13.825	$13.112	$11.613	$10.601
Value at end of period	$16.73	$16.34	$15.35	$13.70	$14.522	$15.088	$14.599	$13.825	$13.112	$11.613
Number of accumulation units outstanding at end of period	70,291	81,018	97,343	98,588	114,194	79,712	94,121	95,815	60,533	8,642
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during July 1996)
Value at beginning of period	$17.09	$15.47	$12.62	$14.841	$17.018	$17.374	$15.409	$14.983	$12.674	$11.003
Value at end of period	$17.89	$17.09	$15.47	$12.62	$14.841	$17.018	$17.374	$15.409	$14.983	$12.674
Number of accumulation units outstanding at end of period	136,356	100,636	64,273	52,779	57,017	66,806	74,094	83,798	72,383	91,927
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during July 1996)
Value at beginning of period	$16.54	$15.22	$12.92	$14.481	$15.792	$15.949	$14.676	$14.054	$12.123	$10.932
Value at end of period	$17.07	$16.54	$15.22	$12.92	$14.481	$15.792	$15.949	$14.676	$14.054	$12.123
Number of accumulation units outstanding at end of period	97,208	84,249	63,658	34,383	33,977	39,050	42,322	40,712	29,532	6,330
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$17.77	$16.37	$13.32	$18.25	$20.48	$18.847	$15.985	$13.246	$10.856
Value at end of period	$18.76	$17.77	$16.37	$13.32	$18.25	$20.48	$18.847	$15.985	$13.246
Number of accumulation units outstanding at end of period	91,012	132,862	146,199	200,434	310,005	280,864	150,268	311,397	67,303
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during May 1997)
Value at beginning of period	$15.12	$12.80	$10.34	$14.517	$21.423	$24.477	$13.52	$12.204	$10.516
Value at end of period	$16.74	$15.12	$12.80	$10.34	$14.517	$21.423	$24.477	$13.52	$12.204

CFI 8

Number of accumulation units outstanding at end of period	177,662	232,162	274,712	231,201	314,680	374,221	224,632	179,861	65,695

CFI 9

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
MFS® STRATEGIC INCOME SERIES
(The initial accumulation unit value was established at $10.000 during May 1996 when the fund became available under the option)
Value at beginning of period	$13.78	$12.97	$11.92	$11.153	$10.799	$10.44	$10.86	$10.207	$10.471	$10.00
Value at end of period	$13.84	$13.78	$12.97	$11.92	$11.153	$10.799	$10.44	$10.86	$10.207	$10.471
Number of accumulation units outstanding at end of period	42,536	61,395	91,007	84,628	48,322	49,082	36,450	69,957	52,302	20,479
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during May 1997)
Value at beginning of period	$15.12	$12.80	$10.34	$14.517	$21.423	$24.477	$13.52	$12.204	$10.516
Value at end of period	$16.74	$15.12	$12.80	$10.34	$14.517	$21.423	$24.477	$13.52	$12.204
Number of accumulation units outstanding at end of period	177,662	232,162	274,712	231,201	314,680	374,221	224,632	179,861	65,695
OPPENHEIMER MAIN STREET FUND®/VA
(Funds were first received in this option during May 1997)
Value at beginning of period	$13.63	$12.63	$10.10	$12.62	$14.248	$15.839	$13.199	$12.785	$10.497
Value at end of period	$14.24	$13.63	$12.63	$10.10	$12.62	$14.248	$15.839	$13.199	$12.785
Number of accumulation units outstanding at end of period	293,790	429,684	465,039	463,031	558,484	650,882	650,435	693,695	354,269

CFI 10

CONDENSED FINANCIAL INFORMATION

TABLE II
FOR CONTRACTS ISSUED WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

	2005	2004	2003	2002	2001	2000	1999	1998
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.93	$11.16	$9.47	$10.919	$11.882	$12.421	$11.208	$10.596
Value at end of period	$12.45	$11.93	$11.16	$9.47	$10.919	$11.882	$12.421	$11.208
Number of accumulation units outstanding at end of period	4,427	9,781	11,187	7,060	8,516	10,043	12,257	11,121
FIDELITY® VIP ASSET MANAGERSM PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.04	$11.56	$9.92	$11.005	$11.621	$12.248	$11.165	$10.607
Value at end of period	$12.37	$12.04	$11.56	$9.92	$11.005	$11.621	$12.248	$11.165
Number of accumulation units outstanding at end of period	64,473	99,169	104,395	86,026	105,390	102,250	117,415	152,533
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$15.92	$13.96	$11.00	$12.292	$14.186	$15.383	$12.537	$11.136
Value at end of period	$18.38	$15.92	$13.96	$11.00	$12.292	$14.186	$15.383	$12.537
Number of accumulation units outstanding at end of period	189,474	270,618	284,306	282,851	331,463	375,961	410,630	353,548
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.25	$12.03	$9.35	$11.401	$12.148	$11.346	$10.806	$10.957
Value at end of period	$13.86	$13.25	$12.03	$9.35	$11.401	$12.148	$11.346	$10.806
Number of accumulation units outstanding at end of period	308,442	440,175	477,417	482,335	502,916	484,590	576,813	476,634
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.88	$11.64	$8.87	$12.858	$15.812	$17.986	$13.253	$11.094
Value at end of period	$12.42	$11.88	$11.64	$8.87	$12.858	$15.812	$17.986	$13.253
Number of accumulation units outstanding at end of period	144,232	204,880	237,777	289,422	313,460	331,372	344,724	307,937
FIDELITY® VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$9.13	$8.44	$6.71	$6.572	$7.541	$9.849	$9.222	$10.292
Value at end of period	$9.26	$9.13	$8.44	$6.71	$6.572	$7.541	$9.849	$9.222
Number of accumulation units outstanding at end of period	96,224	237,401	416,392	126,879	171,198	215,872	248,198	270,627
FIDELITY® VIP INDEX 500 PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.06	$11.04	$8.71	$11.342	$13.067	$14.589	$12.259	$11.159
Value at end of period	$12.49	$12.06	$11.04	$8.71	$11.342	$13.067	$14.589	$12.259
Number of accumulation units outstanding at end of period	170,290	255,117	275,998	318,692	360,463	425,196	738,298	409,685
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.49	$10.24	$7.23	$9.185	$11.80	$14.771	$10.487	$11.082
Value at end of period	$13.50	$11.49	$10.24	$7.23	$9.185	$11.80	$14.771	$10.487
Number of accumulation units outstanding at end of period	41,094	55,156	48,865	42,116	48,883	53,231	57,260	45,606

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998
ING AMERICAN CENTURY SELECT PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.90
Value at end of period	$10.73
Number of accumulation units outstanding at end of period	66,891
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.76
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	1,129
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.96	$10.19	$7.97	$9.855	$13.658	$17.201	$10.995	$11.145
Value at end of period	$13.00	$11.96	$10.19	$7.97	$9.855	$13.658	$17.201	$10.995
Number of accumulation units outstanding at end of period	30,651	38,432	32,476	34,668	35,605	34,335	34,698	30,516
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.31
Value at end of period	$10.65
Number of accumulation units outstanding at end of period	1,281
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.86	$10.64	$8.42	$12.203	$16.424	$17.64	$12.005	$11.503
Value at end of period	$11.90	$11.86	$10.64	$8.42	$12.203	$16.424	$17.64	$12.005
Number of accumulation units outstanding at end of period	51,670	68,660	83,398	119,891	126,600	145,704	145,648	108,102
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02
Value at end of period	$10.43
Number of accumulation units outstanding at end of period	237,360
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.06
Value at end of period	$12.02
Number of accumulation units outstanding at end of period	270,034
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.42
Value at end of period	$11.05
Number of accumulation units outstanding at end of period	13,386
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.01
Value at end of period	$10.11
Number of accumulation units outstanding at end of period	193,543
Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.23
Value at end of period	$10.52
Number of accumulation units outstanding at end of period	15,707
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$8.62	$7.96	$5.83	$9.13	$12.362	$17.577	$11.797	$11.104
Value at end of period	$9.49	$8.62	$7.96	$5.83	$9.13	$12.362	$17.577	$11.797
Number of accumulation units outstanding at end of period	85,413	96,144	123,870	146,220	178,926	204,067	258,892	205,549
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.04
Value at end of period	$11.70
Number of accumulation units outstanding at end of period	67,621
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.61	$12.53	$9.69	$12.795	$14.433	$14.62	$12.103	$11.12
Value at end of period	$14.27	$13.61	$12.53	$9.69	$12.795	$14.433	$14.62	$12.103
Number of accumulation units outstanding at end of period	114,098	132,419	117,552	109,183	121,445	132,805	121,008	120,157
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$10.89	$9.61	$7.79	$10.501	$13.442	$14.25	$11.634	$11.178
Value at end of period	$11.76	$10.89	$9.61	$7.79	$10.501	$13.442	$14.25	$11.634
Number of accumulation units outstanding at end of period	50,188	69,767	88,444	110,061	137,737	145,226	154,290	131,761
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.06
Value at end of period	$10.89
Number of accumulation units outstanding at end of period	182,409
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.24	$12.25	$10.44	$11.787	$12.462	$12.69	$11.312	$10.708
Value at end of period	$13.63	$13.24	$12.25	$10.44	$11.787	$12.462	$12.69	$11.312
Number of accumulation units outstanding at end of period	53,785	79,752	100,168	100,062	97,168	106,603	122,860	112,689
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$3.60	$3.69	$2.57	$4.435	$5.83	$8.85
Value at end of period	$3.98	$3.60	$3.69	$2.57	$4.435	$5.83
Number of accumulation units outstanding at end of period	13,786	13,985	51,590	10,727	2,710	2,543
Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$8.97	$8.38	$6.73	$9.087	$11.278	$12.827	$11.063	$11.063
Value at end of period	$9.58	$8.97	$8.38	$6.73	$9.087	$11.278	$12.827	$11.063
Number of accumulation units outstanding at end of period	262,047	320,334	347,069	407,326	384,290	419,418	474,578	794,335
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$10.36	$9.78	$7.60	$10.831	$15.039	$17.296	$12.977	$11.455
Value at end of period	$11.19	$10.36	$9.78	$7.60	$10.831	$15.039	$17.296	$12.977
Number of accumulation units outstanding at end of period	23,464	29,696	31,978	37,025	50,862	89,897	74,875	75,506
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.38	$11.33	$9.10	$11.741	$13.766	$15.387	$12.535	$11.157
Value at end of period	$12.88	$12.38	$11.33	$9.10	$11.741	$13.766	$15.387	$12.535
Number of accumulation units outstanding at end of period	86,451	106,738	113,492	139,607	182,887	190,980	208,800	215,324
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$14.06	$13.57	$12.93	$12.087	$11.256	$10.396	$10.606	$10.118
Value at end of period	$14.32	$14.06	$13.57	$12.93	$12.087	$11.256	$10.396	$10.606
Number of accumulation units outstanding at end of period	118,765	132,044	156,673	208,945	203,572	146,073	284,700	211,071
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$9.43	$8.15	$6.25	$8.63	$11.481	$14.592	$9.764	$9.851
Value at end of period	$10.88	$9.43	$8.15	$6.25	$8.63	$11.481	$14.592	$9.764
Number of accumulation units outstanding at end of period	13,440	15,102	4,009	4,422	4,137	8,697	2,511	2,693
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.58	$11.60	$11.64	$11.603	$11.306	$10.762	$10.371	$10.097
Value at end of period	$11.78	$11.58	$11.60	$11.64	$11.603	$11.306	$10.762	$10.371
Number of accumulation units outstanding at end of period	183,467	266,154	309,034	604,639	896,013	726,382	370,653	319,753
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$15.81	$14.00	$10.31	$13.599	$13.243	$12.565	$9.724	$11.126
Value at end of period	$17.22	$15.81	$14.00	$10.31	$13.599	$13.243	$12.565	$9.724
Number of accumulation units outstanding at end of period	78,633	101,386	109,954	78,472	104,124	109,027	80,258	71,465
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.38	$11.61	$10.35	$10.953	$11.362	$10.978	$10.38	$10.404
Value at end of period	$12.70	$12.38	$11.61	$10.35	$10.953	$11.362	$10.978	$10.38
Number of accumulation units outstanding at end of period	7,956	21,114	11,808	16,425	29,205	23,848	29,162	29,301
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.26	$10.18	$8.29	$9.733	$11.143	$11.359	$10.059	$10.694
Value at end of period	$11.81	$11.26	$10.18	$8.29	$9.733	$11.143	$11.359	$10.059
Number of accumulation units outstanding at end of period	9,031	6,479	9,774	5,274	6,934	16,321	16,116	17,615

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.68	$10.73	$9.09	$10.179	$11.084	$11.177	$10.27	$10.504
Value at end of period	$12.07	$11.68	$10.73	$9.09	$10.179	$11.084	$11.177	$10.27
Number of accumulation units outstanding at end of period	10,535	9,987	6,168	12,126	17,957	16,607	9,394	18,307
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.07	$12.01	$9.76	$13.355	$14.964	$13.75	$11.644	$11.097
Value at end of period	$13.81	$13.07	$12.01	$9.76	$13.355	$14.964	$13.75	$11.644
Number of accumulation units outstanding at end of period	37,696	54,950	53,100	58,978	76,652	71,351	77,073	110,097
MFS® STRATEGIC INCOME SERIES
(Funds were first received in this option during June 1998)
Value at beginning of period	$13.46	$12.66	$11.61	$10.847	$10.487	$10.123	$10.514	$10.032
Value at end of period	$13.55	$13.46	$12.66	$11.61	$10.847	$10.487	$10.123	$10.514
Number of accumulation units outstanding at end of period	14,870	15,380	16,101	10,801	1,891	11,556	885	591
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.28	$10.38	$8.37	$11.742	$17.302	$19.738	$10.886	$11.304
Value at end of period	$13.62	$12.28	$10.38	$8.37	$11.742	$17.302	$19.738	$10.886
Number of accumulation units outstanding at end of period	74,297	85,112	81,904	71,288	85,254	99,767	114,364	88,310
OPPENHEIMER MAIN STREET FUND®/VA
(Funds were first received in this option during May 1998)
Value at beginning of period	$10.53	$9.75	$7.79	$9.712	$10.948	$12.153	$10.111	$11.377
Value at end of period	$11.02	$10.53	$9.75	$7.79	$9.712	$10.948	$12.153	$10.111
Number of accumulation units outstanding at end of period	146,751	210,846	206,573	201,949	229,847	235,409	263,646	232,433

CFI 11

VARIABLE ANNUITY ACCOUNT I

A SEPARATE ACCOUNT OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statement of Additional Information dated April 28, 2006

ING Marathon Plus (IICA)

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account I (the “separate account”) dated April 28, 2006.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING

Customer Service Center

909 Locust Street

Des Moines, IA 50309-2899

1-800-531-4547

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company”, “we”, “us”, “our”) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

Prior to January 1, 2006, the contracts described in the prospectus were issued by ING Insurance Company of America ("IICA"), a direct, wholly owned subsidiary of the Company. On December 31, 2005, IICA merged with and into the Company, and the Company assumed responsibility for IICA's obligations under the contracts. IICA was a life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on January 5, 2000. Prior to May 1, 2002, IICA was known as Aetna Insurance Company of America.

As of December 31, 2005, the Company had $54 billion invested through their products, including $37 billion in their separate accounts (of which the Company, or its management affiliates ING Investment Management Co. and ING Investments, LLC manages or oversees the management of $18 billion). The Company is ranked based on assets among the top 2% of all life and health insurance companies rated by A.M. Best Company as of July 19, 2005. The Company is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc., and The Company is an indirect subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account I" below).

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does not receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (see "Fees" in the prospectus.) From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT I

Variable Annuity Account I is a separate account established by IICA for the purpose of funding variable annuity contracts issued by the Company. In connection with the merger of IICA with and into the Company, Variable Annuity Account I was transferred to the Company on December 31, 2005. The separate account retained its name, Variable Annuity Account I. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s affiliate, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the NASD, Inc. and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Contract Ownership and Rights" and "Your Account Value."

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2005, 2004 and 2003 amounted to $22,235.01, $18,831 and $1,250 respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account I.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax) is applied to provide payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, the variable payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit for the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts.

We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit. We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

3

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the assets classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308 is the independent registered public accounting firm for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account’s financial statements.

4

FINANCIAL STATEMENTS
ING Life Insurance and Annuity Company
Variable Annuity Account I (formerly
ING Insurance Company of America
Variable Annuity Account I)
Year ended December 31, 2005
with Report of Independent Registered Public Accounting Firm

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ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Financial Statements
Year ended December 31, 2005

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting ING Life Insurance and Annuity Company Variable Annuity Account I (formerly ING Insurance Company of America Variable Annuity Account I) (the “Account”) as of December 31, 2005, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
    AIM V.I. Capital Appreciation Fund - Series I Shares
    AIM V.I. Core Equity Fund - Series I Shares
    AIM V.I. Growth Fund - Series I Shares
    AIM V.I. Premier Equity Fund - Series I Shares
The Alger American Funds:
    Alger American Balanced Portfolio - Class O
    Alger American Income & Growth Portfolio - Class O
    Alger American Leveraged AllCap Portfolio - Class O
American Century Investments:
    American Century VP Balanced Fund
    American Century VP International Fund
Calvert Variable Series, Inc.:
    Calvert Social Balanced Portfolio
Federated Insurance Series:
    Federated American Leaders Fund II
    Federated Capital Income Fund II
    Federated Equity Income Fund II
    Federated Fund for U.S. Government Securities II
    Federated High Income Bond Fund II
    Federated International Equity Fund II
    Federated Mid Cap Growth Strategies Fund II
    Federated Prime Money Fund II
Fidelity® Variable Insurance Products:
    Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
    Fidelity® VIP Contrafund® Portfolio - Initial Class
    Fidelity® VIP Equity-Income Portfolio - Initial Class
    Fidelity® VIP Growth Portfolio - Initial Class
    Fidelity® VIP High Income Portfolio - Initial Class
    Fidelity® VIP Index 500 Portfolio - Initial Class
    Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
    Fidelity® VIP Overseas Portfolio - Initial Class
ING Investors Trust:
    ING Evergreen Omega Portfolio - Institutional Class**
    ING FMRSM Earnings Growth Portfolio - Institutional Class
    ING JPMorgan Emerging Markets Equity
        Portfolio - Institutional Class
    ING JPMorgan Value Opportunities Portfolio - Service Class
    ING MFS Total Return Portfolio - Institutional Class
    ING Oppenheimer Main Street Portfolio® - Institutional Class
    ING PIMCO High Yield Portfolio - Service Class
    ING Pioneer Fund Portfolio - Institutional Class

ING Partners, Inc.:
    ING American Century Select Portfolio - Initial Class
    ING JPMorgan Fleming International Portfolio - Initial Class
    ING MFS Capital Opportunities Portfolio - Initial Class
    ING Oppenheimer Global Portfolio - Initial Class
    ING Oppenheimer Strategic Income Portfolio - Initial Class
    ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
    ING T. Rowe Price Diversified Mid Cap Growth
        Portfolio - Initial Class
    ING T. Rowe Price Growth Equity Portfolio - Initial Class
    ING UBS U.S. Large Cap Equity Portfolio - Initial Class
    ING Van Kampen Equity and Income Portfolio - Initial Class
ING Strategic Allocation Portfolios, Inc.:
    ING VP Strategic Allocation Balanced Portfolio - Class I
    ING VP Strategic Allocation Growth Portfolio - Class I
    ING VP Strategic Allocation Income Portfolio - Class I
ING Variable Funds:
    ING VP Growth and Income Portfolio - Class I
ING Variable Portfolios, Inc.:
    ING VP Global Science and Technology Portfolio - Class I
    ING VP Growth Portfolio - Class I
    ING VP Index Plus LargeCap Portfolio - Class I
    ING VP Index Plus MidCap Portfolio - Class I
    ING VP Index Plus SmallCap Portfolio - Class I
    ING VP International Equity Portfolio - Class I
    ING VP Small Company Portfolio - Class I
    ING VP Value Opportunity Portfolio - Class I
ING Variable Products Trust:
    ING VP International Value Portfolio - Class I
    ING VP SmallCap Opportunities Portfolio - Class I
ING VP Balanced Portfolio:
    ING VP Balanced Portfolio - Class I
ING VP Emerging Markets Fund:
    ING VP Emerging Markets Fund
ING VP Intermediate Bond Portfolio:
    ING VP Intermediate Bond Portfolio - Class I
ING VP Money Market Portfolio:
    ING VP Money Market Portfolio - Class I
ING VP Natural Resources Trust:
ING VP Natural Resources Trust

Janus Aspen Series:
    Janus Aspen Series Balanced Portfolio - Institutional Shares
    Janus Aspen Series Flexible Bond
        Portfolio - Institutional Shares
    Janus Aspen Series Large Cap Growth
        Portfolio - Institutional Shares
    Janus Aspen Series Mid Cap Growth
        Portfolio - Institutional Shares
    Janus Aspen Series Worldwide Growth
        Portfolio - Institutional Shares
Lord Abbett Series Fund, Inc.:
    Lord Abbett Series Fund Growth and Income
        Portfolio - Class VC Shares

MFS® Variable Insurance TrustSM:
    MFS® Strategic Income Series
    MFS® Total Return Series - Initial Class
Oppenheimer Variable Account Funds:
    Oppenheimer Aggressive Growth Fund/VA
    Oppenheimer Global Securities Fund/VA
    Oppenheimer Main Street Fund®/VA
    Oppenheimer Strategic Bond Fund/VA
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ING Life Insurance and Annuity Company Variable Annuity Account I (formerly ING Insurance Company of America Variable Annuity Account I) at December 31, 2005, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 22, 2006

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	AIM V.I. Capital Appreciation Fund - Series I Shares	AIM V.I. Core Equity Fund - Series I Shares	AIM V.I. Growth Fund - Series I Shares	AIM V.I. Premier Equity Fund- Series I Shares	American Century® VP Balanced Fund

Assets
Investments in mutual funds at fair value	$11	$2,862	$1,881	$2,762	$127

Total assets	11	2,862	1,881	2,762	127

Liabilities
Due to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$11	$2,862	$1,881	$2,762	$127

Net assets
Accumulation units	$11	$2,862	$1,881	$2,762	$127
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$11	$2,862	$1,881	$2,762	$127

Total number of mutual fund shares	450	122,026	109,030	123,745	16,964

Cost of mutual fund shares	$9	$2,374	$1,649	$2,382	$107

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	American Century® VP International Fund	Calvert Social Balanced Portfolio	Federated American Leaders Fund II	Federated Capital Income Fund II	Federated Equity Income Fund II

Assets
Investments in mutual funds at fair value	$448	$233	$50,032	$4,443	$10,856

Total assets	448	233	50,032	4,443	10,856

Liabilities
Due to related parties	—	—	2	—	1

Total liabilities	—	—	2	—	1

Net assets	$448	$233	$50,030	$4,443	$10,855

Net assets
Accumulation units	$448	$233	$49,985	$4,421	$10,829
Contracts in payout (annuitization) period	—	—	45	22	26

Total net assets	$448	$233	$50,030	$4,443	$10,855

Total number of mutual fund shares	54,402	119,883	2,340,153	496,955	800,025

Cost of mutual fund shares	$351	$223	$45,537	$4,645	$10,500

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II	Federated International Equity Fund II	Federated Mid Cap Growth Strategies Fund II	Federated Prime Money Fund II

Assets
Investments in mutual funds at fair value	$2,814	$7,274	$7,951	$14,151	$1,062

Total assets	2,814	7,274	7,951	14,151	1,062

Liabilities
Due to related parties	—	—	—	1	—

Total liabilities	—	—	—	1	—

Net assets	$2,814	$7,274	$7,951	$14,150	$1,062

Net assets
Accumulation units	$2,814	$7,260	$7,938	$14,150	$1,062
Contracts in payout (annuitization) period	—	14	13	—	—

Total net assets	$2,814	$7,274	$7,951	$14,150	$1,062

Total number of mutual fund shares	247,744	939,784	551,365	597,350	1,061,778

Cost of mutual fund shares	$2,898	$6,822	$9,739	$15,066	$1,062

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$3,138	$27,882	$29,127	$27,440	$6,230

Total assets	3,138	27,882	29,127	27,440	6,230

Liabilities
Due to related parties	—	1	1	1	—

Total liabilities	—	1	1	1	—

Net assets	$3,138	$27,881	$29,126	$27,439	$6,230

Net assets
Accumulation units	$3,138	$27,881	$29,126	$27,439	$6,183
Contracts in payout (annuitization) period	—	—	—	—	47

Total net assets	$3,138	$27,881	$29,126	$27,439	$6,230

Total number of mutual fund shares	208,637	898,543	1,142,664	814,249	1,009,774

Cost of mutual fund shares	$2,954	$19,529	$23,237	$22,880	$6,624

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	ING Evergreen Omega Portfolio - Institutional Class	ING FMRSM Earnings Growth Portfolio - Institutional Class

Assets
Investments in mutual funds at fair value	$17,623	$301	$3,301	$1,086	$1,130

Total assets	17,623	301	3,301	1,086	1,130

Liabilities
Due to related parties	1	—	—	—	—

Total liabilities	1	—	—	—	—

Net assets	$17,622	$301	$3,301	$1,086	$1,130

Net assets
Accumulation units	$17,622	$301	$3,301	$1,086	$1,130
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$17,622	$301	$3,301	$1,086	$1,130

Total number of mutual fund shares	124,212	23,577	160,178	98,798	106,567

Cost of mutual fund shares	$14,187	$299	$2,428	$1,054	$1,103

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	ING JPMorgan Value Opportunities Portfolio - Service Class	ING MFS Total Return Portfolio - Institutional Class	ING Oppenheimer Main Street Portfolio® - Institutional Class	ING PIMCO High Yield Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$241	$1,561	$12,975	$597	$1,750

Total assets	241	1,561	12,975	597	1,750

Liabilities
Due to related parties	—	—	1	—	—

Total liabilities	—	—	1	—	—

Net assets	$241	$1,561	$12,974	$597	$1,750

Net assets
Accumulation units	$241	$1,561	$12,974	$597	$1,750
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$241	$1,561	$12,974	$597	$1,750

Total number of mutual fund shares	16,441	145,389	710,550	34,252	171,433

Cost of mutual fund shares	$236	$1,526	$12,813	$577	$1,759

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Pioneer Fund Portfolio - Institutional Class	ING American Century Select Portfolio - Initial Class	ING JPMorgan Fleming International Portfolio - Initial Class	ING MFS Capital Opportunities Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$5	$4,963	$1,618	$2,132	$41,291

Total assets	5	4,963	1,618	2,132	41,291

Liabilities
Due to related parties	—	—	—	—	2

Total liabilities	—	—	—	—	2

Net assets	$5	$4,963	$1,618	$2,132	$41,289

Net assets
Accumulation units	$—	$4,899	$1,590	$2,104	$41,211
Contracts in payout (annuitization) period	5	64	28	28	78

Total net assets	$5	$4,963	$1,618	$2,132	$41,289

Total number of mutual fund shares	470	525,738	120,472	77,809	2,914,001

Cost of mutual fund shares	$5	$4,557	$1,380	$1,781	$35,768

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Oppenheimer Strategic Income Portfolio - Initial Class	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$11,615	$8,161	$6,024	$15,035	$5,898

Total assets	11,615	8,161	6,024	15,035	5,898

Liabilities
Due to related parties	1	—	—	1	—

Total liabilities	1	—	—	1	—

Net assets	$11,614	$8,161	$6,024	$15,034	$5,898

Net assets
Accumulation units	$11,564	$8,157	$6,024	$14,930	$5,898
Contracts in payout (annuitization) period	50	4	—	104	—

Total net assets	$11,614	$8,161	$6,024	$15,034	$5,898

Total number of mutual fund shares	1,161,484	183,321	696,378	285,732	634,215

Cost of mutual fund shares	$11,670	$5,421	$5,282	$12,402	$5,007

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Van Kampen Equity and Income Portfolio - Initial Class	ING VP Strategic Allocation Balanced Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class I	ING VP Growth and Income Portfolio - Class I

Assets
Investments in mutual funds at fair value	$10,252	$1,787	$2,546	$1,280	$9,080

Total assets	10,252	1,787	2,546	1,280	9,080

Liabilities
Due to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$10,252	$1,787	$2,546	$1,280	$9,080

Net assets
Accumulation units	$10,252	$1,787	$2,546	$1,277	$9,024
Contracts in payout (annuitization) period	—	—	—	3	56

Total net assets	$10,252	$1,787	$2,546	$1,280	$9,080

Total number of mutual fund shares	284,063	124,495	164,475	96,483	438,423

Cost of mutual fund shares	$9,507	$1,682	$2,326	$1,172	$6,849

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Global Science and Technology Portfolio - Class	ING VP Growth Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class I	ING VP Index Plus SmallCap Portfolio - Class I

Assets
Investments in mutual funds at fair value	$2,334	$3,378	$20,639	$7,660	$4

Total assets	2,334	3,378	20,639	7,660	4

Liabilities
Due to related parties	—	—	1	—	—

Total liabilities	—	—	1	—	—

Net assets	$2,334	$3,378	$20,638	$7,660	$4

Net assets
Accumulation units	$2,334	$3,290	$20,488	$7,660	$4
Contracts in payout (annuitization) period	—	88	150	—	—

Total net assets	$2,334	$3,378	$20,638	$7,660	$4

Total number of mutual fund shares	546,604	325,418	1,338,434	409,854	216

Cost of mutual fund shares	$2,041	$2,780	$16,858	$7,368	$3

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP International Equity Portfolio - Class I	ING VP Small Company Portfolio - Class I	ING VP Value Opportunity Portfolio - Class I	ING VP International Value Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class I

Assets
Investments in mutual funds at fair value	$1,898	$17,155	$2,278	$690	$1

Total assets	1,898	17,155	2,278	690	1

Liabilities
Due to related parties	—	1	—	—	—

Total liabilities	—	1	—	—	—

Net assets	$1,898	$17,154	$2,278	$690	$1

Net assets
Accumulation units	$1,575	$17,060	$2,278	$690	$1
Contracts in payout (annuitization) period	323	94	—	—	—

Total net assets	$1,898	$17,154	$2,278	$690	$1

Total number of mutual fund shares	187,698	792,366	164,450	54,230	45

Cost of mutual fund shares	$1,650	$14,100	$2,025	$659	$1

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Balanced Portfolio - Class I	ING VP Intermediate Bond Portfolio - Class I	ING VP Money Market Portfolio - Class I	ING VP Natural Resources Trust	Lord Abbett Series Fund - Growth and Income Portfolio - Class VC

Assets
Investments in mutual funds at fair value	$17,406	$8,134	$12,321	$379	$3,871

Total assets	17,406	8,134	12,321	379	3,871

Liabilities
Due to related parties	1	—	1	—	—

Total liabilities	1	—	1	—	—

Net assets	$17,405	$8,134	$12,320	$379	$3,871

Net assets
Accumulation units	$17,351	$8,134	$12,317	$379	$3,871
Contracts in payout (annuitization) period	54	—	3	—	—

Total net assets	$17,405	$8,134	$12,320	$379	$3,871

Total number of mutual fund shares	1,276,124	627,122	935,527	15,845	147,984

Cost of mutual fund shares	$15,438	$8,507	$12,102	$223	$3,931

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	MFS® Strategic Income Series	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Main Street Fund®/VA	Pioneer Equity Income VCT Portfolio - Class I

Assets
Investments in mutual funds at fair value	$790	$3,986	$5,863	$1

Total assets	790	3,986	5,863	1

Liabilities
Due to related parties	—	—	—	—

Total liabilities	—	—	—	—

Net assets	$790	$3,986	$5,863	$1

Net assets
Accumulation units	$790	$3,986	$5,801	$1
Contracts in payout (annuitization) period	—	—	62	—

Total net assets	$790	$3,986	$5,863	$1

Total number of mutual fund shares	74,265	80,704	269,049	32

Cost of mutual fund shares	$797	$3,258	$4,909	$1

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	AIM V.I. Capital Appreciation Fund – Series I Shares	AIM V.I. Core Equity Fund – Series I Shares	AIM V.I. Growth Fund - Series I Shares	AIM V.I. Premier Equity Fund - Series I Shares	Alger American Balanced Portfolio - Class O

Net investment income (loss)
Income:
Dividends	$—	$43	$—	$23	$6

Total investment income	—	43	—	23	6
Expenses:
Mortality and expense risk and other charges	—	28	17	27	4

Total expenses	—	28	17	27	4

Net investment income (loss)	—	15	(17)	(4)	2

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	22	(43)	(23)	37
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	—	22	(43)	(23)	37
Net unrealized appreciation (depreciation) of investments	1	75	165	147	(24)

Net realized and unrealized gain (loss) on investments	1	97	122	124	13

Net increase (decrease) in net assets resulting from operations	$1	$112	$105	$120	$15

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Alger American Income & Growth Portfolio - Class O	Alger American Leveraged AllCap Portfolio - Class O	American Century® VP Balanced Fund	American Century® VP International Fund	Calvert Social Balanced Portfolio

Net investment income (loss)
Income:
Dividends	$14	$—	$2	$6	$4

Total investment income	14	—	2	6	4
Expenses:
Mortality and expense risk and other charges	13	14	2	6	5

Total expenses	13	14	2	6	5

Net investment income (loss)	1	(14)	—	—	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	3	129	1	13	44
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	3	129	1	13	44
Net unrealized appreciation (depreciation) of investments	(10)	(39)	3	36	(29)

Net realized and unrealized gain (loss) on investments	(7)	90	4	49	15

Net increase (decrease) in net assets resulting from operations	$(6)	$76	$4	$49	$14

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Federated American Leaders Fund II	Federated Capital Income Fund II	Federated Equity Income Fund II	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II

Net investment income (loss)
Income:
Dividends	$961	$323	$303	$137	$917

Total investment income	961	323	303	137	917
Expenses:
Mortality and expense risk and other charges	822	80	177	45	139

Total expenses	822	80	177	45	139

Net investment income (loss)	139	243	126	92	778

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(152)	(1,711)	(127)	(13)	(24)
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	(152)	(1,711)	(127)	(13)	(24)
Net unrealized appreciation (depreciation) of investments	1,729	1,723	142	(59)	(683)

Net realized and unrealized gain (loss) on investments	1,577	12	15	(72)	(707)

Net increase (decrease) in net assets resulting from operations	$1,716	$255	$141	$20	$71

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Federated International Equity Fund II	Federated Mid Cap Growth Strategies Fund II	Federated Prime Money Fund II	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$—	$—	$37	$117	$83

Total investment income	—	—	37	117	83
Expenses:
Mortality and expense risk and other charges	122	214	21	53	374

Total expenses	122	214	21	53	374

Net investment income (loss)	(122)	(214)	16	64	(291)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(2,116)	1,236	—	163	1,775
Capital gains distributions	—	—	—	2	5

Total realized gain (loss) on investments and capital gains distributions	(2,116)	1,236	—	165	1,780
Net unrealized appreciation (depreciation) of investments	2,758	462	1	(160)	2,325

Net realized and unrealized gain (loss) on investments	642	1,698	1	5	4,105

Net increase (decrease) in net assets resulting from operations	$520	$1,484	$17	$69	$3,814

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Equity- Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$578	$138	$1,104	$400	$13

Total investment income	578	138	1,104	400	13
Expenses:
Mortality and expense risk and other charges	449	323	105	280	5

Total expenses	449	323	105	280	5

Net investment income (loss)	129	(185)	999	120	8

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	785	(134)	364	1,266	4
Capital gains distributions	1,270	—	—	—	8

Total realized gain (loss) on investments and capital gains distributions	2,055	(134)	364	1,266	12
Net unrealized appreciation (depreciation) of investments	(970)	1,450	(1,304)	(810)	(17)

Net realized and unrealized gain (loss) on investments	1,085	1,316	(940)	456	(5)

Net increase (decrease) in net assets resulting from operations	$1,214	$1,131	$59	$576	$3

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Overseas Portfolio - Initial Class	ING Evergreen Omega Portfolio - Institutional Class	ING FMRSM Earnings Growth Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	ING JPMorgan Value Opportunities Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$22	$—	$2	$—	$—

Total investment income	22	—	2	—	—
Expenses:
Mortality and expense risk and other charges	45	5	4	—	7

Total expenses	45	5	4	—	7

Net investment income (loss)	(23)	(5)	(2)	—	(7)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	318	7	1	1	2
Capital gains distributions	17	—	3	—	—

Total realized gain (loss) on investments and capital gains distributions	335	7	4	1	2
Net unrealized appreciation (depreciation) of investments	192	32	27	5	35

Net realized and unrealized gain (loss) on investments	527	39	31	6	37

Net increase (decrease) in net assets resulting from operations	$504	$34	$29	$6	$30

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING MFS Total Return Portfolio - Institutional Class	ING Oppenheimer Main Street Portfolio® - Institutional Class	ING PIMCO High Yield Portfolio - Service Class	ING Pioneer Fund Portfolio - Institutional Class	ING American Century Select Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$8	$3	$34	$—	$—

Total investment income	8	3	34	—	—
Expenses:
Mortality and expense risk and other charges	52	5	7	—	51

Total expenses	52	5	7	—	51

Net investment income (loss)	(44)	(2)	27	—	(51)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(18)	6	(2)	—	84
Capital gains distributions	11	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	(7)	6	(2)	—	84
Net unrealized appreciation (depreciation) of investments	162	20	(9)	—	406

Net realized and unrealized gain (loss) on investments	155	26	(11)	—	490

Net increase (decrease) in net assets resulting from operations	$111	$24	$16	$—	$439

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING JPMorgan Fleming International Portfolio - Initial Class	ING MFS Capital Opportunities Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Strategic Income Portfolio - Initial Class	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$17	$20	$338	$263	$—

Total investment income	17	20	338	263	—
Expenses:
Mortality and expense risk and other charges	28	34	340	108	118

Total expenses	28	34	340	108	118

Net investment income (loss)	(11)	(14)	(2)	155	(118)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	299	174	391	43	422
Capital gains distributions	—	—	702	—	—

Total realized gain (loss) on investments and capital gains distributions	299	174	1,093	43	422
Net unrealized appreciation (depreciation) of investments	(159)	(177)	5,523	(55)	448

Net realized and unrealized gain (loss) on investments	140	(3)	6,616	(12)	870

Net increase (decrease) in net assets resulting from operations	$129	$(17)	$6,614	$143	$752

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Van Kampen Equity and Income Portfolio - Initial Class	ING VP Strategic Allocation Balanced Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$—	$81	$56	$9	$28

Total investment income	—	81	56	9	28
Expenses:
Mortality and expense risk and other charges	54	227	88	93	25

Total expenses	54	227	88	93	25

Net investment income (loss)	(54)	(146)	(32)	(84)	3

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	93	535	189	101	104
Capital gains distributions	101	—	—	9	—

Total realized gain (loss) on investments and capital gains distributions	194	535	189	110	104
Net unrealized appreciation (depreciation) of investments	742	247	293	745	(39)

Net realized and unrealized gain (loss) on investments	936	782	482	855	65

Net increase (decrease) in net assets resulting from operations	$882	$636	$450	$771	$68

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class I	ING VP Growth and Income Portfolio - Class I	ING VP Global Science and Technology Portfolio - Class I	ING VP Growth Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$24	$34	$96	$—	$22

Total investment income	24	34	96	—	22
Expenses:
Mortality and expense risk and other charges	27	22	133	22	35

Total expenses	27	22	133	22	35

Net investment income (loss)	(3)	12	(37)	(22)	(13)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	134	99	622	4	18
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	134	99	622	4	18
Net unrealized appreciation (depreciation) of investments	(33)	(72)	12	212	239

Net realized and unrealized gain (loss) on investments	101	27	634	216	257

Net increase (decrease) in net assets resulting from operations	$98	$39	$597	$194	$244

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class I	ING VP Index Plus SmallCap Portfolio - Class I	ING VP International Equity Portfolio - Class I	ING VP Small Company Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$239	$28	$—	$16	$24

Total investment income	239	28	—	16	24
Expenses:
Mortality and expense risk and other charges	212	48	—	21	183

Total expenses	212	48	—	21	183

Net investment income (loss)	27	(20)	—	(5)	(159)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	348	18	—	116	1,524
Capital gains distributions	—	423	—	—	215

Total realized gain (loss) on investments and capital gains distributions	348	441	—	116	1,739
Net unrealized appreciation (depreciation) of investments	449	272	1	127	(240)

Net realized and unrealized gain (loss) on investments	797	713	1	243	1,499

Net increase (decrease) in net assets resulting from operations	$824	$693	$1	$238	$1,340

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Value Opportunity Portfolio - Class I	ING VP International Value Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class I	ING VP Balanced Portfolio - Class I	ING VP Emerging Markets Fund

Net investment income (loss)
Income:
Dividends	$57	$10	$—	$395	$1

Total investment income	57	10	—	395	1
Expenses:
Mortality and expense risk and other charges	38	4	—	181	2

Total expenses	38	4	—	181	2

Net investment income (loss)	19	6	—	214	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	77	3	—	211	90
Capital gains distributions	—	23	—	—	—

Total realized gain (loss) on investments and capital gains distributions	77	26	—	211	90
Net unrealized appreciation (depreciation) of investments	27	17	—	93	(44)

Net realized and unrealized gain (loss) on investments	104	43	—	304	46

Net increase (decrease) in net assets resulting from operations	$123	$49	$—	$518	$45

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Intermediate Bond Portfolio - Class I	ING VP Money Market Portfolio - Class I	ING VP Natural Resources Trust	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares

Net investment income (loss)
Income:
Dividends	$311	$178	$—	$—	$—

Total investment income	311	178	—	—	—
Expenses:
Mortality and expense risk and other charges	112	193	5	47	15

Total expenses	112	193	5	47	15

Net investment income (loss)	199	(15)	(5)	(47)	(15)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(102)	123	41	703	(91)
Capital gains distributions	44	—	22	—	—

Total realized gain (loss) on investments and capital gains distributions	(58)	123	63	703	(91)
Net unrealized appreciation (depreciation) of investments	(12)	123	69	(983)	101

Net realized and unrealized gain (loss) on investments	(70)	246	132	(280)	10

Net increase (decrease) in net assets resulting from operations	$129	$231	$127	$(327)	$(5)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	MFS® Strategic Income Series

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$36	$65

Total investment income	—	—	—	36	65
Expenses:
Mortality and expense risk and other charges	28	42	91	23	13

Total expenses	28	42	91	23	13

Net investment income (loss)	(28)	(42)	(91)	13	52

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1,042	2,724	2,148	24	2
Capital gains distributions	—	—	—	223	3

Total realized gain (loss) on investments and capital gains distributions	1,042	2,724	2,148	247	5
Net unrealized appreciation (depreciation) of investments	(1,443)	(3,304)	(2,930)	(114)	(54)

Net realized and unrealized gain (loss) on investments	(401)	(580)	(782)	133	(49)

Net increase (decrease) in net assets resulting from operations	$(429)	$(622)	$(873)	$146	$3

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	MFS® Total Return Series - Initial Class	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Global Securities Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Strategic Bond Fund/VA

Net investment income (loss)
Income:
Dividends	$310	$—	$203	$106	$435

Total investment income	310	—	203	106	435
Expenses:
Mortality and expense risk and other charges	151	55	65	94	36

Total expenses	151	55	65	94	36

Net investment income (loss)	159	(55)	138	12	399

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1,541	353	3,633	780	371
Capital gains distributions	607	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	2,148	353	3,633	780	371
Net unrealized appreciation (depreciation) of investments	(2,233)	87	(4,716)	(523)	(890)

Net realized and unrealized gain (loss) on investments	(85)	440	(1,083)	257	(519)

Net increase (decrease) in net assets resulting from operations	$74	$385	$(945)	$269	$(120)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

Pioneer Equity Income VCT Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$—

Total investment income	—
Expenses:
Mortality and expense risk and other charges	—

Total expenses	—

Net investment income (loss)	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—
Capital gains distributions	—

Total realized gain (loss) on investments and capital gains distributions	—
Net unrealized appreciation (depreciation) of investments	—

Net realized and unrealized gain (loss) on investments	—

Net increase (decrease) in net assets resulting from operations	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	AIM V.I. Capital Appreciation Fund – Series I Shares	AIM V.I. Core Equity Fund – Series I Shares	AIM V.I. Growth Fund - Series I Shares	AIM V.I. Premier Equity Fund - Series I Shares

Net assets at January 1, 2004	$12	$2,525	$1,735	$2,269

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	(17)	(12)
Net realized gain (loss) on investments and capital gains distributions	—	(14)	(173)	(87)
Net unrealized appreciation (depreciation) of investments	—	214	302	206

Net increase (decrease) in net assets from operations	—	201	112	107
Changes from principal transactions:
Total unit transactions	(4)	87	(114)	215

Increase (decrease) in net assets derived from principal transactions	(4)	87	(114)	215

Total increase (decrease)	(4)	288	(2)	322

Net assets at December 31, 2004	8	2,813	1,733	2,591

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	15	(17)	(4)
Net realized gain (loss) on investments and capital gains distributions	—	22	(43)	(23)
Net unrealized appreciation (depreciation) of investments	1	75	165	147

Net increase (decrease) in net assets from operations	1	112	105	120
Changes from principal transactions:
Total unit transactions	2	(63)	43	51

Increase (decrease) in net assets derived from principal transactions	2	(63)	43	51

Total increase (decrease)	3	49	148	171

Net assets at December 31, 2005	$11	$2,862	$1,881	$2,762

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Alger American Balanced Portfolio - Class O	Alger American Income & Growth Portfolio - Class O	Alger American Leveraged AllCap Portfolio - Class O	American Century® VP Balanced Fund

Net assets at January 1, 2004	$630	$1,668	$1,660	$177

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(13)	(22)	1
Net realized gain (loss) on investments and capital gains distributions	8	(28)	(13)	3
Net unrealized appreciation (depreciation) of investments	2	125	128	6

Net increase (decrease) in net assets from operations	11	84	93	10
Changes from principal transactions:
Total unit transactions	(262)	(388)	(297)	(58)

Increase (decrease) in net assets derived from principal transactions	(262)	(388)	(297)	(58)

Total increase (decrease)	(251)	(304)	(204)	(48)

Net assets at December 31, 2004	379	1,364	1,456	129

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	1	(14)	—
Net realized gain (loss) on investments and capital gains distributions	37	3	129	1
Net unrealized appreciation (depreciation) of investments	(24)	(10)	(39)	3

Net increase (decrease) in net assets from operations	15	(6)	76	4
Changes from principal transactions:
Total unit transactions	(394)	(1,358)	(1,532)	(6)

Increase (decrease) in net assets derived from principal transactions	(394)	(1,358)	(1,532)	(6)

Total increase (decrease)	(379)	(1,364)	(1,456)	(2)

Net assets at December 31, 2005	$—	$—	$—	$127

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	American Century® VP International Fund	Calvert Social Balanced Portfolio	Federated American Leaders Fund II	Federated Capital Income Fund II

Net assets at January 1, 2004	$532	$424	$81,925	$8,126

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	1	54	237
Net realized gain (loss) on investments and capital gains distributions	1	11	896	(1,519)
Net unrealized appreciation (depreciation) of investments	61	17	4,550	1,832

Net increase (decrease) in net assets from operations	58	29	5,500	550
Changes from principal transactions:
Total unit transactions	(108)	(36)	(17,909)	(1,864)

Increase (decrease) in net assets derived from principal transactions	(108)	(36)	(17,909)	(1,864)

Total increase (decrease)	(50)	(7)	(12,409)	(1,314)

Net assets at December 31, 2004	482	417	69,516	6,812

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	139	243
Net realized gain (loss) on investments and capital gains distributions	13	44	(152)	(1,711)
Net unrealized appreciation (depreciation) of investments	36	(29)	1,729	1,723

Net increase (decrease) in net assets from operations	49	14	1,716	255
Changes from principal transactions:
Total unit transactions	(83)	(198)	(21,202)	(2,624)

Increase (decrease) in net assets derived from principal transactions	(83)	(198)	(21,202)	(2,624)

Total increase (decrease)	(34)	(184)	(19,486)	(2,369)

Net assets at December 31, 2005	$448	$233	$50,030	$4,443

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Federated Equity Income Fund II	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II	Federated International Equity Fund II

Net assets at January 1, 2004	$17,322	$5,051	$14,508	$11,757

Increase (decrease) in net assets
Operations:
Net investment income (loss)	94	149	780	(150)
Net realized gain (loss) on investments and capital gains distributions	(297)	74	(535)	(846)
Net unrealized appreciation (depreciation) of investments	1,863	(132)	860	2,177

Net increase (decrease) in net assets from operations	1,660	91	1,105	1,181
Changes from principal transactions:
Total unit transactions	(3,590)	(1,457)	(3,234)	(2,746)

Increase (decrease) in net assets derived from principal transactions	(3,590)	(1,457)	(3,234)	(2,746)

Total increase (decrease)	(1,930)	(1,366)	(2,129)	(1,565)

Net assets at December 31, 2004	15,392	3,685	12,379	10,192

Increase (decrease) in net assets
Operations:
Net investment income (loss)	126	92	778	(122)
Net realized gain (loss) on investments and capital gains distributions	(127)	(13)	(24)	(2,116)
Net unrealized appreciation (depreciation) of investments	142	(59)	(683)	2,758

Net increase (decrease) in net assets from operations	141	20	71	520
Changes from principal transactions:
Total unit transactions	(4,678)	(891)	(5,176)	(2,761)

Increase (decrease) in net assets derived from principal transactions	(4,678)	(891)	(5,176)	(2,761)

Total increase (decrease)	(4,537)	(871)	(5,105)	(2,241)

Net assets at December 31, 2005	$10,855	$2,814	$7,274	$7,951

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Federated Mid Cap Growth Strategies Fund II	Federated Prime Money Fund II	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class

Net assets at January 1, 2004	$20,317	$3,768	$5,491	$26,252

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(260)	(20)	92	(277)
Net realized gain (loss) on investments and capital gains distributions	468	—	86	960
Net unrealized appreciation (depreciation) of investments	2,058	—	(6)	2,785

Net increase (decrease) in net assets from operations	2,266	(20)	172	3,468
Changes from principal transactions:
Total unit transactions	(5,011)	(1,595)	(1,033)	(1,786)

Increase (decrease) in net assets derived from principal transactions	(5,011)	(1,595)	(1,033)	(1,786)

Total increase (decrease)	(2,745)	(1,615)	(861)	1,682

Net assets at December 31, 2004	17,572	2,153	4,630	27,934

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(214)	16	64	(291)
Net realized gain (loss) on investments and capital gains distributions	1,236	—	165	1,780
Net unrealized appreciation (depreciation) of investments	462	1	(160)	2,325

Net increase (decrease) in net assets from operations	1,484	17	69	3,814
Changes from principal transactions:
Total unit transactions	(4,906)	(1,108)	(1,561)	(3,867)

Increase (decrease) in net assets derived from principal transactions	(4,906)	(1,108)	(1,561)	(3,867)

Total increase (decrease)	(3,422)	(1,091)	(1,492)	(53)

Net assets at December 31, 2005	$14,150	$1,062	$3,138	$27,881

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Fidelity® VIP Equity- Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class

Net assets at January 1, 2004	$38,898	$29,686	$12,642	$25,584

Increase (decrease) in net assets
Operations:
Net investment income (loss)	91	(276)	824	4
Net realized gain (loss) on investments and capital gains distributions	491	(379)	665	7
Net unrealized appreciation (depreciation) of investments	2,853	1,151	(735)	1,953

Net increase (decrease) in net assets from operations	3,435	496	754	1,964
Changes from principal transactions:
Total unit transactions	(5,428)	(1,074)	(3,598)	(4,073)

Increase (decrease) in net assets derived from principal transactions	(5,428)	(1,074)	(3,598)	(4,073)

Total increase (decrease)	(1,993)	(578)	(2,844)	(2,109)

Net assets at December 31, 2004	36,905	29,108	9,798	23,475

Increase (decrease) in net assets
Operations:
Net investment income (loss)	129	(185)	999	120
Net realized gain (loss) on investments and capital gains distributions	2,055	(134)	364	1,266
Net unrealized appreciation (depreciation) of investments	(970)	1,450	(1,304)	(810)

Net increase (decrease) in net assets from operations	1,214	1,131	59	576
Changes from principal transactions:
Total unit transactions	(8,993)	(2,800)	(3,627)	(6,429)

Increase (decrease) in net assets derived from principal transactions	(8,993)	(2,800)	(3,627)	(6,429)

Total increase (decrease)	(7,779)	(1,669)	(3,568)	(5,853)

Net assets at December 31, 2005	$29,126	$27,439	$6,230	$17,622

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	ING Evergreen Omega Portfolio - Institutional Class	ING FMRSM Earnings Growth Portfolio - Institutional Class

Net assets at January 1, 2004	$636	$3,114	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	(6)	—	—
Net realized gain (loss) on investments and capital gains distributions	26	97	—	—
Net unrealized appreciation (depreciation) of investments	(29)	236	—	—

Net increase (decrease) in net assets from operations	15	327	—	—
Changes from principal transactions:
Total unit transactions	(219)	(96)	—	—

Increase (decrease) in net assets derived from principal transactions	(219)	(96)	—	—

Total increase (decrease)	(204)	231	—	—

Net assets at December 31, 2004	432	3,345	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	(23)	(5)	(2)
Net realized gain (loss) on investments and capital gains distributions	12	335	7	4
Net unrealized appreciation (depreciation) of investments	(17)	192	32	27

Net increase (decrease) in net assets from operations	3	504	34	29
Changes from principal transactions:
Total unit transactions	(134)	(548)	1,052	1,101

Increase (decrease) in net assets derived from principal transactions	(134)	(548)	1,052	1,101

Total increase (decrease)	(131)	(44)	1,086	1,130

Net assets at December 31, 2005	$301	$3,301	$1,086	$1,130

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	ING JPMorgan Value Opportunities Portfolio - Service Class	ING MFS Total Return Portfolio - Institutional Class	ING Oppenheimer Main Street Portfolio® - Institutional Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Total unit transactions	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	—	—	—	—

Total increase (decrease)	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(7)	(44)	(2)
Net realized gain (loss) on investments and capital gains distributions	1	2	(7)	6
Net unrealized appreciation (depreciation) of investments	5	35	162	20

Net increase (decrease) in net assets from operations	6	30	111	24
Changes from principal transactions:
Total unit transactions	235	1,531	12,863	573

Increase (decrease) in net assets derived from principal transactions	235	1,531	12,863	573

Total increase (decrease)	241	1,561	12,974	597

Net assets at December 31, 2005	$241	$1,561	$12,974	$597

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING PIMCO High Yield Portfolio - Service Class	ING Pioneer Fund Portfolio - Institutional Class	ING American Century Select Portfolio - Initial Class	ING JPMorgan Fleming International Portfolio - Initial Class

Net assets at January 1, 2004	$—	$—	$—	$1,701

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(5)
Net realized gain (loss) on investments and capital gains distributions	—	—	—	149
Net unrealized appreciation (depreciation) of investments	—	—	—	211

Net increase (decrease) in net assets from operations	—	—	—	355
Changes from principal transactions:
Total unit transactions	—	—	—	256

Increase (decrease) in net assets derived from principal transactions	—	—	—	256

Total increase (decrease)	—	—	—	611

Net assets at December 31, 2004	—	—	—	2,312

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	—	(51)	(11)
Net realized gain (loss) on investments and capital gains distributions	(2)	—	84	299
Net unrealized appreciation (depreciation) of investments	(9)	—	406	(159)

Net increase (decrease) in net assets from operations	16	—	439	129
Changes from principal transactions:
Total unit transactions	1,734	5	4,524	(823)

Increase (decrease) in net assets derived from principal transactions	1,734	5	4,524	(823)

Total increase (decrease)	1,750	5	4,963	(694)

Net assets at December 31, 2005	$1,750	$5	$4,963	$1,618

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING MFS Capital Opportunities Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Strategic Income Portfolio - Initial Class	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class

Net assets at January 1, 2004	$3,225	$—	$—	$11,703

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(28)	—	—	(144)
Net realized gain (loss) on investments and capital gains distributions	123	—	—	(21)
Net unrealized appreciation (depreciation) of investments	219	—	—	904

Net increase (decrease) in net assets from operations	314	—	—	739
Changes from principal transactions:
Total unit transactions	(477)	—	—	(3,073)

Increase (decrease) in net assets derived from principal transactions	(477)	—	—	(3,073)

Total increase (decrease)	(163)	—	—	(2,334)

Net assets at December 31, 2004	3,062	—	—	9,369

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	(2)	155	(118)
Net realized gain (loss) on investments and capital gains distributions	174	1,093	43	422
Net unrealized appreciation (depreciation) of investments	(177)	5,523	(55)	448

Net increase (decrease) in net assets from operations	(17)	6,614	143	752
Changes from principal transactions:
Total unit transactions	(913)	34,675	11,471	(1,960)

Increase (decrease) in net assets derived from principal transactions	(913)	34,675	11,471	(1,960)

Total increase (decrease)	(930)	41,289	11,614	(1,208)

Net assets at December 31, 2005	$2,132	$41,289	$11,614	$8,161

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Van Kampen Equity and Income Portfolio - Initial Class

Net assets at January 1, 2004	$—	$19,372	$7,314	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(233)	(44)	—
Net realized gain (loss) on investments and capital gains distributions	—	156	(55)	—
Net unrealized appreciation (depreciation) of investments	—	1,503	947	—

Net increase (decrease) in net assets from operations	—	1,426	848	—
Changes from principal transactions:
Total unit transactions	—	(2,139)	(1,169)	—

Increase (decrease) in net assets derived from principal transactions	—	(2,139)	(1,169)	—

Total increase (decrease)	—	(713)	(321)	—

Net assets at December 31, 2004	—	18,659	6,993	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(54)	(146)	(32)	(84)
Net realized gain (loss) on investments and capital gains distributions	194	535	189	110
Net unrealized appreciation (depreciation) of investments	742	247	293	745

Net increase (decrease) in net assets from operations	882	636	450	771
Changes from principal transactions:
Total unit transactions	5,142	(4,261)	(1,545)	9,481

Increase (decrease) in net assets derived from principal transactions	5,142	(4,261)	(1,545)	9,481

Total increase (decrease)	6,024	(3,625)	(1,095)	10,252

Net assets at December 31, 2005	$6,024	$15,034	$5,898	$10,252

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Strategic Allocation Balanced Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class I	ING VP Growth and Income Portfolio - Class I

Net assets at January 1, 2004	$1,035	$1,094	$1,648	$11,684

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(7)	8	107
Net realized gain (loss) on investments and capital gains distributions	73	78	10	312
Net unrealized appreciation (depreciation) of investments	52	99	87	268

Net increase (decrease) in net assets from operations	124	170	105	687
Changes from principal transactions:
Total unit transactions	351	529	(164)	(1,816)

Increase (decrease) in net assets derived from principal transactions	351	529	(164)	(1,816)

Total increase (decrease)	475	699	(59)	(1,129)

Net assets at December 31, 2004	1,510	1,793	1,589	10,555

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(3)	12	(37)
Net realized gain (loss) on investments and capital gains distributions	104	134	99	622
Net unrealized appreciation (depreciation) of investments	(39)	(33)	(72)	12

Net increase (decrease) in net assets from operations	68	98	39	597
Changes from principal transactions:
Total unit transactions	209	655	(348)	(2,072)

Increase (decrease) in net assets derived from principal transactions	209	655	(348)	(2,072)

Total increase (decrease)	277	753	(309)	(1,475)

Net assets at December 31, 2005	$1,787	$2,546	$1,280	$9,080

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Global Science and Technology Portfolio - Class I	ING VP Growth Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class I

Net assets at January 1, 2004	$2,897	$3,073	$16,152	$63

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(27)	(31)	(16)	(1)
Net realized gain (loss) on investments and capital gains distributions	320	(44)	39	2
Net unrealized appreciation (depreciation) of investments	(357)	242	1,539	9

Net increase (decrease) in net assets from operations	(64)	167	1,562	10
Changes from principal transactions:
Total unit transactions	(682)	(4)	751	12

Increase (decrease) in net assets derived from principal transactions	(682)	(4)	751	12

Total increase (decrease)	(746)	163	2,313	22

Net assets at December 31, 2004	2,151	3,236	18,465	85

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	(13)	27	(20)
Net realized gain (loss) on investments and capital gains distributions	4	18	348	441
Net unrealized appreciation (depreciation) of investments	212	239	449	272

Net increase (decrease) in net assets from operations	194	244	824	693
Changes from principal transactions:
Total unit transactions	(11)	(102)	1,349	6,882

Increase (decrease) in net assets derived from principal transactions	(11)	(102)	1,349	6,882

Total increase (decrease)	183	142	2,173	7,575

Net assets at December 31, 2005	$2,334	$3,378	$20,638	$7,660

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Index Plus SmallCap Portfolio - Class I	ING VP International Equity Portfolio - Class I	ING VP Small Company Portfolio - Class I	ING VP Value Opportunity Portfolio - Class I

Net assets at January 1, 2004	$37	$492	$15,188	$3,076

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(2)	(142)	(16)
Net realized gain (loss) on investments and capital gains distributions	8	60	819	(59)
Net unrealized appreciation (depreciation) of investments	(5)	60	1,157	343

Net increase (decrease) in net assets from operations	3	118	1,834	268
Changes from principal transactions:
Total unit transactions	(37)	530	(712)	(198)

Increase (decrease) in net assets derived from principal transactions	(37)	530	(712)	(198)

Total increase (decrease)	(34)	648	1,122	70

Net assets at December 31, 2004	3	1,140	16,310	3,146

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(5)	(159)	19
Net realized gain (loss) on investments and capital gains distributions	—	116	1,739	77
Net unrealized appreciation (depreciation) of investments	1	127	(240)	27

Net increase (decrease) in net assets from operations	1	238	1,340	123
Changes from principal transactions:
Total unit transactions	—	520	(496)	(991)

Increase (decrease) in net assets derived from principal transactions	—	520	(496)	(991)

Total increase (decrease)	1	758	844	(868)

Net assets at December 31, 2005	$4	$1,898	$17,154	$2,278

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP International Value Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class I	ING VP Balanced Portfolio - Class I	ING VP Emerging Markets Fund

Net assets at January 1, 2004	$—	$—	$13,216	$190

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	120	(1)
Net realized gain (loss) on investments and capital gains distributions	—	—	114	7
Net unrealized appreciation (depreciation) of investments	15	—	902	19

Net increase (decrease) in net assets from operations	15	—	1,136	25
Changes from principal transactions:
Total unit transactions	119	—	1,175	(56)

Increase (decrease) in net assets derived from principal transactions	119	—	1,175	(56)

Total increase (decrease)	134	—	2,311	(31)

Net assets at December 31, 2004	134	—	15,527	159

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	—	214	(1)
Net realized gain (loss) on investments and capital gains distributions	26	—	211	90
Net unrealized appreciation (depreciation) of investments	17	—	93	(44)

Net increase (decrease) in net assets from operations	49	—	518	45
Changes from principal transactions:
Total unit transactions	507	1	1,360	(204)

Increase (decrease) in net assets derived from principal transactions	507	1	1,360	(204)

Total increase (decrease)	556	1	1,878	(159)

Net assets at December 31, 2005	$690	$1	$17,405	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Intermediate Bond Portfolio - Class I	ING VP Money Market Portfolio - Class I	ING VP Natural Resources Trust	Janus Aspen Series Balanced Portfolio - Institutional Shares

Net assets at January 1, 2004	$11,032	$19,909	$423	$14,592

Increase (decrease) in net assets
Operations:
Net investment income (loss)	635	(59)	(1)	86
Net realized gain (loss) on investments and capital gains distributions	536	(36)	12	100
Net unrealized appreciation (depreciation) of investments	(837)	38	26	608

Net increase (decrease) in net assets from operations	334	(57)	37	794
Changes from principal transactions:
Total unit transactions	(2,693)	(6,490)	(78)	(4,176)

Increase (decrease) in net assets derived from principal transactions	(2,693)	(6,490)	(78)	(4,176)

Total increase (decrease)	(2,359)	(6,547)	(41)	(3,382)

Net assets at December 31, 2004	8,673	13,362	382	11,210

Increase (decrease) in net assets
Operations:
Net investment income (loss)	199	(15)	(5)	(47)
Net realized gain (loss) on investments and capital gains distributions	(58)	123	63	703
Net unrealized appreciation (depreciation) of investments	(12)	123	69	(983)

Net increase (decrease) in net assets from operations	129	231	127	(327)
Changes from principal transactions:
Total unit transactions	(668)	(1,273)	(130)	(10,883)

Increase (decrease) in net assets derived from principal transactions	(668)	(1,273)	(130)	(10,883)

Total increase (decrease)	(539)	(1,042)	(3)	(11,210)

Net assets at December 31, 2005	$8,134	$12,320	$379	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares

Net assets at January 1, 2004	$5,518	$9,545	$10,449	$28,342

Increase (decrease) in net assets
Operations:
Net investment income (loss)	161	(100)	(128)	(98)
Net realized gain (loss) on investments and capital gains distributions	117	(82)	882	(648)
Net unrealized appreciation (depreciation) of investments	(182)	324	1,128	1,394

Net increase (decrease) in net assets from operations	96	142	1,882	648
Changes from principal transactions:
Total unit transactions	(2,047)	(2,785)	(56)	(7,100)

Increase (decrease) in net assets derived from principal transactions	(2,047)	(2,785)	(56)	(7,100)

Total increase (decrease)	(1,951)	(2,643)	1,826	(6,452)

Net assets at December 31, 2004	3,567	6,902	12,275	21,890

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	(28)	(42)	(91)
Net realized gain (loss) on investments and capital gains distributions	(91)	1,042	2,724	2,148
Net unrealized appreciation (depreciation) of investments	101	(1,443)	(3,304)	(2,930)

Net increase (decrease) in net assets from operations	(5)	(429)	(622)	(873)
Changes from principal transactions:
Total unit transactions	(3,562)	(6,473)	(11,653)	(21,017)

Increase (decrease) in net assets derived from principal transactions	(3,562)	(6,473)	(11,653)	(21,017)

Total increase (decrease)	(3,567)	(6,902)	(12,275)	(21,890)

Net assets at December 31, 2005	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	MFS® Strategic Income Series	MFS® Total Return Series - Initial Class	Oppenheimer Aggressive Growth Fund/VA

Net assets at January 1, 2004	$—	$1,384	$18,622	$4,366

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	43	47	(60)
Net realized gain (loss) on investments and capital gains distributions	7	25	211	443
Net unrealized appreciation (depreciation) of investments	53	(3)	1,390	298

Net increase (decrease) in net assets from operations	65	65	1,648	681
Changes from principal transactions:
Total unit transactions	818	(396)	(2,768)	(492)

Increase (decrease) in net assets derived from principal transactions	818	(396)	(2,768)	(492)

Total increase (decrease)	883	(331)	(1,120)	189

Net assets at December 31, 2004	883	1,053	17,502	4,555

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	52	159	(55)
Net realized gain (loss) on investments and capital gains distributions	247	5	2,148	353
Net unrealized appreciation (depreciation) of investments	(114)	(54)	(2,233)	87

Net increase (decrease) in net assets from operations	146	3	74	385
Changes from principal transactions:
Total unit transactions	2,842	(266)	(17,576)	(954)

Increase (decrease) in net assets derived from principal transactions	2,842	(266)	(17,576)	(954)

Total increase (decrease)	2,988	(263)	(17,502)	(569)

Net assets at December 31, 2005	$3,871	$790	$—	$3,986

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Oppenheimer Global Securities Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Strategic Bond Fund/VA	Pioneer Equity Income VCT Portfolio - Class I

Net assets at January 1, 2004	$14,349	$7,918	$8,115	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(43)	306	—
Net realized gain (loss) on investments and capital gains distributions	318	38	236	—
Net unrealized appreciation (depreciation) of investments	2,588	608	76	—

Net increase (decrease) in net assets from operations	2,903	603	618	—
Changes from principal transactions:
Total unit transactions	2,602	(374)	439	—

Increase (decrease) in net assets derived from principal transactions	2,602	(374)	439	—

Total increase (decrease)	5,505	229	1,057	—

Net assets at December 31, 2004	19,854	8,147	9,172	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	138	12	399	—
Net realized gain (loss) on investments and capital gains distributions	3,633	780	371	—
Net unrealized appreciation (depreciation) of investments	(4,716)	(523)	(890)	—

Net increase (decrease) in net assets from operations	(945)	269	(120)	—
Changes from principal transactions:
Total unit transactions	(18,909)	(2,553)	(9,052)	1

Increase (decrease) in net assets derived from principal transactions	(18,909)	(2,553)	(9,052)	1

Total increase (decrease)	(19,854)	(2,284)	(9,172)	1

Net assets at December 31, 2005	$—	$5,863	$—	$1

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

1.	Organization

ING Life Insurance and Annuity Company Variable Annuity Account I (formerly ING Insurance Company of America Variable Annuity Account I) (the “Account”) was established by ING Insurance Company of America (“IICA”) to support the operations of variable annuity contracts (“Contracts”).

Effective December 31, 2005 (the “merger date”), IICA was merged with and into ING Life Insurance and Annuity Company (“ILIAC” or the “Company”). As of the merger date, IICA ceased to exist and was succeeded by ILIAC. In conjunction with the merger, the Account was transferred to ILIAC and had its name changed to ING Life Insurance and Annuity Company Variable Annuity Account I. The Company is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

Contracts are identified in Note 7 (Unit Summary) by the qualifiers ILIAC I, ILIAC II, and ILIAC III. ILIAC I Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued beginning June 28, 1995. ILIAC II Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued beginning May 1, 1998. Contracts are no longer sold under qualifiers ILIAC I and ILIAC II. ILIAC III Contracts represent certain group Contracts issued as fund vehicles for Internal Revenue Code Section 403(b) and 401(e) plans issued beginning September 24, 2000.

At December 31, 2005, the Account had 64 active investment divisions (the “Divisions”), 28 of which invest in independently managed mutual funds and 36 of which invest in mutual funds managed by an affiliate, either ING Investments, LLC, Directed Services, Inc., or ILIAC. The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”).

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Investment Divisions with asset balances at December 31, 2005 and related Trusts are as follows:

AIM Variable Insurance Funds:
    AIM V.I. Capital Appreciation Fund - Series I Shares
    AIM V.I. Core Equity Fund - Series I Shares
    AIM V.I. Growth Fund - Series I Shares
    AIM V.I. Premier Equity Fund - Series I Shares
American Century Investments:
    American Century VP Balanced Fund
    American Century VP International Fund
Calvert Variable Series, Inc:
    Calvert Social Balanced Portfolio
Federated Insurance Series:
    Federated American Leaders Fund II
    Federated Capital Income Fund II
    Federated Equity Income Fund II
    Federated Fund for U.S. Government Securities II
    Federated High Income Bond Fund II
    Federated International Equity Fund II
    Federated Mid Cap Growth Strategies Fund II
    Federated Prime Money Fund II
Fidelity® Variable Insurance Products:
    Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
    Fidelity® VIP Contrafund® Portfolio - Initial Class
    Fidelity® VIP Equity-Income Portfolio - Initial Class
    Fidelity® VIP Growth Portfolio - Initial Class
    Fidelity® VIP High Income Portfolio - Initial Class
    Fidelity® VIP Index 500 Portfolio - Initial Class
    Fidelity® VIP Investment Grade Bond
        Portfolio - Initial Class
    Fidelity® VIP Overseas Portfolio - Initial Class
ING Investors Trust:
    ING Evergreen Omega Portfolio - Institutional Class**
    ING FMRSM Earnings Growth
        Portfolio - Institutional Class**
    ING JPMorgan Emerging Markets Equity
        Portfolio - Institutional Class**
    ING JPMorgan Value Opportunities
        Portfolio - Service Class**
    ING MFS Total Return Portfolio - Institutional Class**
    ING Oppenheimer Main Street
        Portfolio® - Institutional Class**
    ING PIMCO High Yield Portfolio - Service Class**
    ING Pioneer Fund Portfolio - Institutional Class**
ING Partners, Inc.:
    ING American Century Select Portfolio - Initial Class**
    ING JPMorgan Fleming International
        Portfolio - Initial Class**
    ING MFS Capital Opportunities Portfolio - Initial Class
    ING Oppenheimer Global Portfolio - Initial Class**

ING Partners, Inc. (continued):
    ING Oppenheimer Strategic Income
        Portfolio - Initial Class**
    ING Salomon Brothers Aggressive Growth
        Portfolio - Initial Class
    ING T. Rowe Price Diversified Mid Cap Growth
        Portfolio - Initial Class**
    ING T. Rowe Price Growth Equity Portfolio - Initial Class
    ING UBS U.S. Large Cap Equity Portfolio - Initial Class
    ING Van Kampen Equity and Income
        Portfolio - Initial Class**
ING Strategic Allocation Portfolio, Inc.:
    ING VP Strategic Allocation Balanced Portfolio - Class I
    ING VP Strategic Allocation Growth Portfolio - Class I
    ING VP Strategic Allocation Income Portfolio - Class I
ING Variable Funds:
    ING VP Growth and Income Portfolio - Class I
ING Variable Portfolios, Inc.:
    ING VP Global Science and Technology Portfolio - Class I
    ING VP Growth Portfolio - Class I
    ING VP Index Plus LargeCap Portfolio - Class I
    ING VP Index Plus MidCap Portfolio - Class I
    ING VP Index Plus SmallCap Portfolio - Class I
    ING VP International Equity Portfolio - Class I
    ING VP Small Company Portfolio - Class I
    ING VP Value Opportunity Portfolio - Class I
ING Variable Products Trust:
    ING VP International Value Portfolio - Class I*
    ING VP SmallCap Opportunities Portfolio - Class I**
ING VP Balanced Portfolio:
    ING VP Balanced Portfolio - Class I
ING VP Intermediate Bond Portfolio:
    ING VP Intermediate Bond Portfolio - Class I
ING VP Money Market Portfolio:
    ING VP Money Market Portfolio - Class I
ING VP Natural Resources Trust:
    ING VP Natural Resources Trust
Lord Abbett Series Fund, Inc:
    Lord Abbett Series Fund - Growth and Income
        Portfolio - Class VC*
MFS® Variable Insurance TrustSM:
    MFS® Strategic Income Series
Oppenheimer Variable Account Funds:
    Oppenheimer Aggressive Growth Fund/VA
    Oppenheimer Main Street Fund®/VA
Pioneer Variable Contracts Trust:
    Pioneer Equity Income VCT Portfolio - Class I

*       Division became available in 2004
** Division became available in 2005

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

The following Divisions were closed during 2005:

Alger American Balanced Portfolio - Class O
Alger American Income & Growth Portfolio - Class O
Alger American Leveraged AllCap Portfolio - Class O
ING VP Emerging Markets Fund
Janus Aspen Series Balanced Portfolio - Institutional Shares
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
MFS® Total Return Series - Initial Class
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA

The following divisions were offered during 2005, but had no investments as of December 31, 2005:

EuroPacific Growth Fund® - Class R-4
Evergreen Special Values Fund - Class A
Franklin Small Cap Value Securities Fund - Class 2
Hibernia Mid Cap Equity Fund - Class A
ING AllianceBernstein Mid Cap Growth
    Portfolio - Service Class
ING American Century Large Company Value
    Portfolio - Service Class
ING American Century Select Portfolio - Service Class
ING American Century Small Cap Value
    Portfolio - Service Class
ING Baron Small Cap Growth Portfolio - Service Class
ING Davis Venture Value Portfolio - Service Class
ING Evergreen Health Sciences Portfolio - Class S
ING FMRSM Diversified Mid Cap Portfolio - Service Class
ING Fundamental Research Portfolio - Service Class
ING Goldman Sachs® Capital Growth
    Portfolio - Service Class
ING Index Plus Large Cap VP with Principal Protection
ING JPMorgan Emerging Markets Equity
    Portfolio - Service Class
ING JPMorgan Mid Cap Value Portfolio - Service Class
ING JPMorgan Small Cap Equity Portfolio - Service Class
ING Julius Baer Foreign Portfolio - Service Class
ING Legg Mason Value Portfolio - Institutional Class
ING Legg Mason Value Portfolio - Service Class
ING Marsico Growth Portfolio - Service Class
ING Marsico International Opportunities
    Portfolio - Service Class
ING MFS Utilities Portfolio - Service Class
ING OpCap Balanced Value Portfolio - Service Class
ING Oppenheimer Global Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Service Class
ING Oppenheimer Strategic Income Portfolio - Service Class
ING PIMCO Total Return Portfolio - Service Class

ING Real Estate Securities VP
ING Solution 2015 Portfolio - Service Class
ING Solution 2025 Portfolio - Service Class
ING Solution 2035 Portfolio - Service Class
ING Solution 2045 Portfolio - Service Class
ING Solution Income Portfolio - Service Class
ING Stock Index Portfolio - Institutional Class
ING T. Rowe Price Capital Appreciation
    Portfolio - Service Class
ING T. Rowe Price Diversified Mid Cap Growth
    Portfolio - Service Class
ING Van Kampen Comstock Portfolio - Service Class
ING Van Kampen Equity and Income Portfolio - Service Class
ING Van Kampen Growth and Income
    Portfolio - Service Class
ING VP Financial Services Portfolio - Class I
ING VP Growth Opportunities Portfolio - Class I
ING VP MagnaCap Portfolio - Class I
ING VP MidCap Opportunities Portfolio - Class I
ING VP Real Estate Portfolio - Class I
Lord Abbett Series Fund - Mid-Cap Value
Portfolio - Class VC
New Perspective Fund® - Class R-4
Oppenheimer Developing Markets Fund - Class A
Oppenheimer Main Street Small Cap Fund®/VA
Pax World Balanced Fund
PIMCO Real Return Portfolio - Admin Class
Pioneer Fund VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I
Pioneer Mid Cap Value VCT Portfolio - Class I
Templeton Global Bond Fund - Class A
The Growth Fund of America® - Class R-4
Wanger Select
Wanger U.S. Smaller Companies
Washington Mutual Investors FundSM - Class R-4

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

There were no name changes of any Divisions during 2005.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Company are represented by net assets on the Statement of Assets and Liabilities and are equal to the contractowners’ aggregate account values invested in the Account Divisions. Net assets allocated to Contracts in the payout period are computed according to the 1983a and 1983 Group Annuity Mortality tables using various assumed interest rates. The mortality risk is fully borne by ILIAC and may result in additional amounts being transferred into the Account by ILIAC to cover greater longevity of contractowners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

3.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge equal to an annual rate of up to 1.25% of the average daily net asset value of each Division of the Account.

Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

Premium Taxes

Various states and other governmental units levy a premium tax on annuity Contracts issued by insurance companies. If the owner of a Contract lives in a state which levies such a tax, ILIAC may deduct the amount of the tax from the purchase payments received or the value of the Contract at annuitization.

Other Charges

Deductions by the Account for other charges may be made in accordance with the terms of the Contracts and paid to ILIAC.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

4.	Related Party Transactions

During the year ended December 31, 2005, management and service fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Fund’s advisory agreement provided for fees at annual rates ranging from 0.40% to 1.25% of the average net assets of each respective Portfolio.

Management fees were also paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to ING VP Intermediate Bond Portfolio, ING VP Balanced Portfolio, ING VP Money Market Portfolio, ING Strategic Allocation Portfolio, Inc., ING Variable Funds, ING VP Natural Resources Trust, ING Variable Portfolios, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund.

In addition, management fees were paid to ILIAC in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 0.80% of the average net assets of each respective Fund.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

5.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars In Thousands)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	$2	$—	$3	$7
AIM V.I. Core Equity Fund - Series I Shares	399	448	424	336
AIM V.I. Growth Fund - Series I Shares	323	297	326	457
AIM V.I. Premier Equity Fund - Series I Shares	429	383	536	333
The Alger American Funds:
Alger American Balanced Portfolio - Class O	6	398	56	317
Alger American Income & Growth - Class O	14	1,371	46	447
Alger American Leveraged AllCap - Class O	—	1,547	24	343
American Century Investments:
American Century VP Balanced Fund	2	8	4	61
American Century VP International Fund	6	90	3	115
Calvert Variable Series, Inc:
Calvert Social Balanced Portfolio	153	352	115	150
Federated Insurance Series:
Federated American Leaders Fund II	1,154	22,216	1,575	19,430
Federated Capital Income Fund II	572	2,954	569	2,196
Federated Equity Income Fund II	741	5,292	1,005	4,501
Federated Fund for U.S. Government Securities II	289	1,088	434	1,717
Federated High Income Bond Fund II	935	5,333	1,286	3,740
Federated International Equity Fund II	134	3,017	175	3,071
Federated Mid Cap Growth Strategies Fund II	158	5,276	231	5,502
Federated Prime Money Fund II	1,030	2,122	1,716	3,331
Fidelity® Variable Insurance Products:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	380	1,875	1,672	2,613
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,866	7,018	4,938	7,001
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,690	10,282	3,970	9,163
Fidelity® VIP Growth Portfolio - Initial Class	4,113	7,097	4,997	6,347
Fidelity® VIP High Income Portfolio - Initial Class	1,849	4,476	2,823	5,597
Fidelity® VIP Index 500 Portfolio - Initial Class	1,123	7,430	3,540	7,609
Fidelity® VIP Investment Grade Bond Portfolio -Initial Class	21	139	45	227
Fidelity® VIP Overseas Portfolio - Initial Class	574	1,128	857	959

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars In Thousands)
ING Investors Trust:
ING Evergreen Omega Portfolio - Institutional Class	$1,271	$223	$—	$—
ING FMRSM Earnings Growth Portfolio - Institutional Class	1,179	78	—	—
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	279	44	—	—
ING JPMorgan Value Opportunities Portfolio - Service Class	1,639	114	—	—
ING MFS Total Return Portfolio - Institutional Class	13,980	1,149	—	—
ING Oppenheimer Main Street Portfolio® - Institutional Class	792	221	—	—
ING PIMCO High Yield Portfolio - Service Class	1,952	190	—	—
ING Pioneer Fund Portfolio - Institutional Class	5	—	—	—
ING Partners, Inc.:
ING American Century Select Portfolio - Initial Class	5,977	1,504
ING JPMorgan Fleming International Portfolio - Initial Class	581	1,416	1,400	1,149
ING MFS Capital Opportunities Portfolio - Initial Class	70	997	335	840
ING Oppenheimer Global Portfolio - Initial Class	42,054	6,676	—	—
ING Oppenheimer Strategic Income Portfolio - Initial Class	14,496	2,868	—	—
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	247	2,325	134	3,351
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	6,425	1,236	—	—
ING T. Rowe Price Growth Equity Portfolio - Initial Class	412	4,819	2,283	4,655
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	787	2,364	952	2,165
ING Van Kampen Equity and Income Portfolio - Initial Class	11,556	2,151	—	—
ING Strategic Allocation Portfolio, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class I	1,049	838	879	529
ING VP Strategic Allocation Growth Portfolio - Class I	1,174	522	1,004	482
ING VP Strategic Allocation Income Portfolio - Class I	330	666	360	516
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	417	2,527	739	2,448
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	541	574	933	1,642
ING VP Growth Portfolio - Class I	610	725	669	704
ING VP Index Plus LargeCap Portfolio - Class I	4,344	2,967	3,648	2,913
ING VP Index Plus MidCap Portfolio - Class I	7,617	332	23	12
ING VP Index Plus SmallCap Portfolio - Class I	2	2	2	39
ING VP International Equity Portfolio - Class I	1,407	892	1,015	487
ING VP Small Company Portfolio - Class I	4,287	4,726	4,074	4,928
ING VP Value Opportunity Portfolio - Class I	670	1,642	991	1,205
ING Variable Products Trust:
ING VP International Value Portfolio - Class I	610	74	122	3
ING VP SmallCap Opportunities Portfolio - Class I	1	—	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars In Thousands)
ING VP Balanced Portfolio:
ING VP Balanced Portfolio - Class I	$3,625	$2,051	$3,493	$2,198
ING VP Emerging Markets Portfolio:
ING VP Emerging Markets Fund	1	206	2	59
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	3,765	4,191	2,913	4,574
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	14,282	15,569	17,388	23,937
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	22	135	11	90
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	235	11,165	902	4,992
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	248	3,826	1,100	2,954
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	94	6,595	349	3,234
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	538	12,234	2,874	3,058
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	40	21,147	737	7,935
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Growth and Income Portfolio - Class VC	3,352	274	836	6
MFS® Variable Insurance TrustSM:
MFS® Strategic Income Series	131	342	363	716
MFS® Total Return Series - Initial Class	1,494	18,304	2,589	5,310
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	805	1,814	1,627	2,179
Oppenheimer Global Securities Fund/VA	1,335	20,105	5,512	2,913
Oppenheimer Main Street Fund®/VA	426	2,967	1,774	2,191
Oppenheimer Strategic Bond Fund/VA	1,472	10,125	2,677	1,932
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	1	—	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

6.	Changes in Units

The net changes in units outstanding follow:

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Units Issued (Redeemed)	Units Issued	Units Redeemed	Net Units Issued (Redeemed)

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	254	—	255	1,405	(1,914)	(509)
AIM V.I. Core Equity Fund - Series I Shares	44,640	(52,523)	(7,883)	57,371	(46,138)	11,233
AIM V.I. Growth Fund - Series I Shares	59,322	(53,004)	6,318	72,588	(96,362)	(23,774)
AIM V.I. Premier Equity Fund - Series I Shares	58,565	(51,338)	7,227	86,215	(55,850)	30,365
The Alger American Funds:
Alger American Balanced Portfolio - Class O	—	(18,659)	(18,659)	6,782	(20,114)	(13,332)
Alger American Income & Growth - Class O	16	(64,252)	(64,236)	6,895	(26,200)	(19,305)
Alger American Leveraged AllCap - Class O	16	(71,129)	(71,113)	1,245	(16,669)	(15,424)
American Century Investments:
American Century VP Balanced Fund	—	(342)	(342)	775	(4,563)	(3,788)
American Century VP International Fund	—	(5,046)	(5,046)	314	(7,878)	(7,564)
Calvert Variable Series, Inc:
Calvert Social Balanced Portfolio	12,332	(28,459)	(16,127)	12,175	(15,171)	(2,996)
Federated Insurance Series:
Federated American Leaders Fund II	9,484	(961,297)	(951,813)	98,839	(960,481)	(861,642)
Federated Capital Income Fund II	19,730	(217,428)	(197,698)	29,977	(184,158)	(154,181)
Federated Equity Income Fund II	33,110	(374,438)	(341,328)	85,353	(365,805)	(280,452)
Federated Fund for U.S. Government Securities II	10,009	(67,700)	(57,691)	16,747	(112,308)	(95,561)
Federated High Income Bond Fund II	1,419	(323,166)	(321,747)	15,081	(228,089)	(213,008)
Federated International Equity Fund II	9,031	(184,232)	(175,201)	22,242	(213,195)	(190,953)
Federated Mid Cap Growth Strategies Fund II	7,842	(233,464)	(225,622)	28,979	(287,987)	(259,008)
Federated Prime Money Fund II	81,076	(171,385)	(90,309)	166,857	(297,024)	(130,167)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Units Issued (Redeemed)	Units Issued	Units Redeemed	Net Units Issued (Redeemed)

Fidelity® Variable Insurance Products:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	18,856	(122,130)	(103,274)	185,607	(251,419)	(65,812)
Fidelity® VIP Contrafund® Portfolio - Initial Class	134,330	(318,751)	(184,421)	392,371	(479,064)	(86,693)
Fidelity® VIP Equity-Income Portfolio - Initial Class	60,517	(555,245)	(494,728)	427,635	(733,140)	(305,505)
Fidelity® VIP Growth Portfolio - Initial Class	451,577	(556,417)	(104,840)	650,583	(589,878)	60,705
Fidelity® VIP High Income Portfolio - Initial Class	89,991	(418,187)	(328,196)	268,274	(628,607)	(360,333)
Fidelity® VIP Index 500 Portfolio - Initial Class	47,380	(395,528)	(348,148)	286,900	(511,054)	(224,154)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	—	(8,305)	(8,305)	12	(13,907)	(13,895)
Fidelity® VIP Overseas Portfolio - Initial Class	39,610	(78,150)	(38,540)	86,230	(94,141)	(7,911)
ING Investors Trust:
ING Evergreen Omega Portfolio - Institutional Class	128,110	(21,346)	106,764	—	—	—
ING FMRSM Earnings Growth Portfolio - Institutional Class	121,634	(7,532)	114,102	—	—	—
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	25,981	(3,995)	21,986	—	—	—
ING JPMorgan Value Opportunities Portfolio - Service Class	157,112	(10,358)	146,754	—	—	—
ING MFS Total Return Portfolio - Institutional Class	1,357,387	(112,448)	1,244,939	—	—	—
ING Oppenheimer Main Street Portfolio® - Institutional Class	74,145	(20,048)	54,097	—	—	—
ING PIMCO High Yield Portfolio - Service Class	184,332	(17,808)	166,524	—	—	—
ING Pioneer Fund Portfolio - Institutional Class	524	(21)	503	—	—	—
ING Partners, Inc.:
ING American Century Select Portfolio - Initial Class	603,664	(140,620)	463,044	—	—	—
ING JPMorgan Fleming International Portfolio - Initial Class	47,282	(111,129)	(63,847)	155,499	(131,290)	24,209
ING MFS Capital Opportunities Portfolio - Initial Class	4,486	(78,368)	(73,882)	34,026	(76,870)	(42,844)
ING Oppenheimer Global Portfolio - Initial Class	4,078,838	(602,002)	3,476,836	—	—	—
ING Oppenheimer Strategic Income Portfolio - Initial Class	1,439,552	(287,536)	1,152,016	—	—	—
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	27,177	(226,977)	(199,800)	57,147	(397,639)	(340,492)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	626,392	(111,166)	515,226	—	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Units Issued (Redeemed)	Units Issued	Units Redeemed	Net Units Issued (Redeemed)

ING Partners, Inc. (continued):
ING T. Rowe Price Growth Equity Portfolio - Initial Class	25,027	(243,689)	(218,662)	228,102	(345,603)	(117,501)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	81,394	(233,892)	(152,498)	193,734	(321,127)	(127,393)
ING Van Kampen Equity and Income Portfolio - Initial Class	1,141,785	(199,688)	942,097	—	—	—
ING Strategic Allocation Portfolio, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class I	67,100	(53,593)	13,507	82,657	(58,246)	24,411
ING VP Strategic Allocation Growth Portfolio - Class I	69,656	(31,385)	38,271	70,255	(37,187)	33,068
ING VP Strategic Allocation Income Portfolio - Class I	19,512	(43,227)	(23,715)	30,144	(37,114)	(6,970)
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	32,564	(188,642)	(156,078)	58,784	(198,802)	(140,018)
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	150,855	(162,137)	(11,282)	287,533	(478,728)	(191,195)
ING VP Growth Portfolio - Class I	71,974	(58,711)	13,263	91,985	(76,902)	15,083
ING VP Index Plus LargeCap Portfolio - Class I	418,530	(219,932)	198,598	437,200	273,928	163,272
ING VP Index Plus MidCap Portfolio - Class I	434,908	(18,698)	416,210	2,077	(1,333)	744
ING VP Index Plus SmallCap Portfolio - Class I	103	(90)	13	144	(2,642)	(2,498)
ING VP International Equity Portfolio - Class I	146,353	(93,598)	52,755	135,640	(73,441)	62,199
ING VP Small Company Portfolio - Class I	258,958	(221,225)	37,733	361,667	(354,531)	7,136
ING VP Value Opportunity Portfolio - Class I	37,371	(98,444)	(61,073)	71,666	(81,455)	(9,789)
ING Variable Products Trust:
ING VP International Value Portfolio - Class I	48,155	(6,108)	42,047	2,305,440	(2,294,262)	11,178
ING VP SmallCap Opportunities Portfolio - Class I	99	—	99	—	—	—
ING VP Balanced Portfolio:
ING VP Balanced Portfolio - Class I	285,246	(127,782)	157,464	334,554	(187,081)	147,473
ING VP Emerging Markets Portfolio:
ING VP Emerging Markets Fund	—	(13,702)	(13,702)	132	(6,078)	(5,946)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Units Issued (Redeemed)	Units Issued	Units Redeemed	Net Units Issued (Redeemed)

ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	230,336	(272,139)	(41,803)	173,232	(347,230)	(173,998)
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	1,219,679	(1,323,004)	(103,325)	146,842	(671,246)	(524,404)
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	—	(6,823)	(6,823)	—	(5,319)	(5,319)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	10,615	(527,643)	(517,028)	62,717	(255,673)	(192,956)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	14,851	(233,405)	(218,554)	73,937	(197,408)	(123,471)
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	7,848	(444,446)	(436,598)	253,488	(437,751)	(184,263)
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	59,503	(1,347,855)	(1,288,352)	260,007	(221,173)	38,834
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	5,699	(1,353,423)	(1,347,724)	116,727	(562,194)	(445,467)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Growth and Income Portfolio - Class VC	278,186	(23,612)	254,574	78,383	(945)	77,438
MFS® Variable Insurance TrustSM:
MFS® Strategic Income Series	4,635	(24,004)	(19,369)	29,319	(59,653)	(30,334)
MFS® Total Return Series - Initial Class	33,742	(983,826)	(950,084)	265,885	(418,239)	(152,354)
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	56,682	(121,997)	(65,315)	197,283	(236,625)	(39,342)
Oppenheimer Global Securities Fund/VA	71,461	(1,215,126)	(1,143,665)	414,599	(226,434)	188,165
Oppenheimer Main Street Fund®/VA	33,209	(226,684)	(193,475)	180,058	(211,139)	(31,081)
Oppenheimer Strategic Bond Fund/VA	70,638	(683,741)	(613,103)	227,684	(189,922)	37,762
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	52	—	52	6	—	6

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

7.	Unit Summary

Accumulation unit value information for units outstanding, by Contract type, as of December 31, 2005 follows:

Division/Contract	Units Outstanding	Unit Value	Extended Value

AIM V.I. Capital Appreciation Fund - Series I Shares
ILIAC III	1,268.590	$8.75	$11,100

	1,268.590		$11,100

AIM V.I. Core Equity Fund - Series I Shares
ILIAC III	337,443.022	$8.48	$2,861,517

	337,443.022		$2,861,517

AIM V.I. Growth Fund - Series I Shares
ILIAC III	324,829.076	$5.79	$1,880,760

	324,829.076		$1,880,760

AIM V.I. Premier Equity Fund - Series I Shares
ILIAC III	373,240.524	$7.40	$2,761,980

	373,240.524		$2,761,980

American Century® VP Balanced Fund
ILIAC I	7,423.077	$17.14	$127,232

	7,423.077		$127,232

American Century® VP International Fund
ILIAC I	24,998.901	$17.91	$447,730

	24,998.901		$447,730

Calvert Social Balanced Portfolio
ILIAC I	14,120.246	$12.57	$177,491
ILIAC II	4,427.127	12.45	55,118
ILIAC III	30.341	10.64	323

	18,577.714		$232,932

Federated American Leaders Fund II
Annuity contracts in payout			$45,593
ILIAC I	2,175,234.363	$22.98	49,986,886

	2,175,234.363		$50,032,479

Federated Capital Income Fund II
Annuity contracts in payout			$21,684
ILIAC I	328,461.331	$13.46	4,421,090

	328,461.331		$4,442,774

Federated Equity Income Fund II
Annuity contracts in payout			$26,013
ILIAC I	774,147.302	$13.99	10,830,321

	774,147.302		$10,856,334

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

Federated Fund for U.S. Government Securities II
ILIAC I	181,455.191	$15.51	$2,814,370

	181,455.191		$2,814,370

Federated High Income Bond Fund II
Annuity contracts in payout			$13,936
ILIAC I	446,219.648	$16.27	$7,259,994

	446,219.648		$7,273,930

Federated International Equity Fund II
Annuity contracts in payout			$12,921
ILIAC I	466,378.679	$17.02	$7,937,765

	466,378.679		$7,950,686

Federated Mid Cap Growth Strategies Fund II
ILIAC I	594,339.080	$23.81	$14,151,213

	594,339.080		$14,151,213

Federated Prime Money Fund II
ILIAC I	85,627.233	$12.40	$1,061,778

	85,627.233		$1,061,778

Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
ILIAC I	135,595.289	$17.26	$2,340,375
ILIAC II	64,472.520	$12.37	797,525

	200,067.809		$3,137,900

Fidelity® VIP Contrafund® Portfolio - Initial Class
ILIAC I	884,670.443	$27.52	$24,346,131
ILIAC II	189,474.188	18.38	3,482,536
ILIAC III	3,967.214	13.39	53,121

	1,078,111.845		$27,881,788

Fidelity® VIP Equity-Income Portfolio - Initial Class
ILIAC I	1,186,833.498	$20.91	$24,816,688
ILIAC II	308,442.433	13.86	4,275,012
ILIAC III	2,795.662	12.45	34,806

	1,498,071.593		$29,126,506

Fidelity® VIP Growth Portfolio - Initial Class
ILIAC I	602,621.311	$16.98	$10,232,510
ILIAC II	144,231.852	12.42	1,791,360
ILIAC III	1,966,368.941	7.84	15,416,332

	2,713,222.104		$27,440,202

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

Fidelity® VIP High Income Portfolio - Initial Class
Annuity contracts in payout			$47,372
ILIAC I	426,422.175	$12.41	5,291,899
ILIAC II	96,224.030	9.26	891,035

	522,646.205		$6,230,306

Fidelity® VIP Index 500 Portfolio - Initial Class
ILIAC I	730,265.921	$21.22	$15,496,243
ILIAC II	170,290.139	12.49	2,126,924

	900,556.060		$17,623,167

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
ILIAC I	18,605.225	$16.17	$300,846

	18,605.225		$300,846

Fidelity® VIP Overseas Portfolio - Initial Class
ILIAC I	154,037.996	$17.83	$2,746,497
ILIAC II	41,094.474	13.50	554,775

	195,132.470		$3,301,272

ING Evergreen Omega Portfolio - Institutional Class
ILIAC I	106,763.688	$10.17	$1,085,787

	106,763.688		$1,085,787

ING FMRSM Earnings Growth Portfolio - Institutional Class
ILIAC I	114,102.423	$9.90	$1,129,614

	114,102.423		$1,129,614

ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
ILIAC I	20,856.747	$10.97	$228,799
ILIAC II	1,129.039	10.97	12,386

	21,985.786		$241,185

ING JPMorgan Value Opportunities Portfolio - Service Class
ILIAC I	145,472.884	$10.64	$1,547,831
ILIAC II	1,281.146	10.65	13,644

	146,754.030		$1,561,475

ING MFS Total Return Portfolio - Institutional Class
ILIAC I	1,007,579.565	$10.42	$10,498,979
ILIAC II	237,359.843	10.43	2,475,663

	1,244,939.408		$12,974,642

ING Oppenheimer Main Street Portfolio® - Institutional Class
ILIAC I	40,710.830	$11.04	$449,448
ILIAC II	13,385.671	11.05	147,912

	54,096.501		$597,360

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING PIMCO High Yield Portfolio - Service Class
ILIAC I	150,817.567	$10.51	$1,585,093
ILIAC II	15,706.685	10.52	165,234

	166,524.252		$1,750,327

ING Pioneer Fund
Annuity contracts in payout			$5,193

			$5,193

ING American Century Select Portfolio - Initial Class
Annuity contracts in payout			$64,130
ILIAC I	390,028.025	$10.72	4,181,100
ILIAC II	66,890.699	10.73	717,737

	456,918.724		$4,962,967

ING JPMorgan Fleming International Portfolio - Initial Class
Annuity contracts in payout			$28,101
ILIAC I	87,472.497	$13.62	1,191,375
ILIAC II	30,651.051	13.00	398,464

	118,123.548		$1,617,940

ING MFS Capital Opportunities Portfolio - Initial Class
Annuity contracts in payout			$28,191
ILIAC I	119,686.423	$12.44	1,488,899
ILIAC II	51,670.436	11.90	614,878

	171,356.859		$2,131,968

ING Oppenheimer Global Portfolio - Initial Class
Annuity contracts in payout			$78,388
ILIAC I	1,845,043.875	$12.00	22,140,527
ILIAC II	270,033.526	12.02	3,245,803
ILIAC III	1,355,023.966	11.68	15,826,680

	3,470,101.367		$41,291,398

ING Oppenheimer Strategic Income Portfolio - Initial Class
Annuity contracts in payout			$49,655
ILIAC I	630,745.594	$10.10	6,370,530
ILIAC II	193,542.783	10.11	1,956,718
ILIAC III	322,825.710	10.03	3,237,942

	1,147,114.087		$11,614,845

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
Annuity contracts in payout			$4,436
ILIAC I	682,314.165	$10.74	7,328,054
ILIAC II	85,413.484	9.49	810,574
ILIAC III	2,725.517	6.75	18,397

	770,453.166		$8,161,461

ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
ILIAC I	447,604.549	$11.69	$5,232,497
ILIAC II	67,621.407	11.70	791,170

	515,225.956		$6,023,667

ING T. Rowe Price Growth Equity Portfolio - Initial Class
Annuity contracts in payout			$104,266
ILIAC I	651,997.194	$20.31	13,242,063
ILIAC II	114,097.638	14.27	1,628,173
ILIAC III	5,634.621	10.78	60,741

	771,729.453		$15,035,243

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ILIAC I	497,935.640	$10.66	$5,307,994
ILIAC II	50,187.734	11.76	590,208

	548,123.374		$5,898,202

ING Van Kampen Equity and Income Portfolio - Initial Class
ILIAC I	759,681.968	$10.88	$8,265,340
ILIAC II	182,408.737	10.89	1,986,431
ILIAC III	6.135	10.71	66

	942,096.840		$10,251,837

ING VP Strategic Allocation Balanced Portfolio - Class I
ILIAC I	97,208.288	$17.07	$1,659,345
ILIAC II	10,534.911	12.07	127,156

	107,743.199		$1,786,501

ING VP Strategic Allocation Growth Portfolio - Class I
ILIAC I	136,356.093	$17.89	$2,439,411
ILIAC II	9,030.955	11.81	106,656

	145,387.048		$2,546,067

ING VP Strategic Allocation Income Portfolio - Class I
Annuity contracts in payout			$3,331
ILIAC I	70,290.911	$16.73	1,175,967
ILIAC II	7,955.631	12.70	101,037

	78,246.542		$1,280,335

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING VP Growth and Income Portfolio - Class I
Annuity contracts in payout			$55,999
ILIAC I	409,643.768	$15.81	6,476,468
ILIAC II	262,047.099	9.58	2,510,411
ILIAC III	4,557.257	8.09	36,868

	676,248.124		$9,079,746

ING VP Global Science and Technology Portfolio - Class I
ILIAC I	91,603.264	$3.94	$360,917
ILIAC II	13,786.296	3.98	54,869
ILIAC III	475,982.851	4.03	1,918,211

	581,372.411		$2,333,997

ING VP Growth Portfolio - Class I
Annuity contracts in payout			$87,650
ILIAC I	38,833.243	$15.23	591,430
ILIAC II	23,463.926	11.19	262,561
ILIAC III	328,327.896	7.42	2,436,193

	390,625.065		$3,377,834

ING VP Index Plus LargeCap Portfolio - Class I
Annuity contracts in payout			$149,625
ILIAC I	193,784.281	$19.01	3,683,839
ILIAC II	86,450.853	12.88	1,113,487
ILIAC III	1,711,200.399	9.17	15,691,708

	1,991,435.533		$20,638,659

ING VP Index Plus MidCap Portfolio - Class I
ILIAC III	421,351.954	$18.18	$7,660,179

	421,351.954		$7,660,179

ING VP Index Plus SmallCap Portfolio - Class I
ILIAC III	201.661	$17.83	$3,596

	201.661		$3,596

ING VP International Equity Portfolio - Class I
Annuity contracts in payout			$322,660
ILIAC I	93,169.384	$10.75	1,001,571
ILIAC II	13,439.680	10.88	146,224
ILIAC III	46,330.568	9.22	427,168

	152,939.632		$1,897,623

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING VP Small Company Portfolio - Class I
Annuity contracts in payout			$93,654
ILIAC I	192,426.104	$23.81	4,581,666
ILIAC II	78,632.877	17.22	1,354,058
ILIAC III	710,430.627	15.66	11,125,344

	981,489.608		$17,154,722

ING VP Value Opportunity Portfolio - Class I
ILIAC I	91,011.785	$18.76	$1,707,381
ILIAC II	37,696.330	$13.81	520,586
ILIAC III	4,729.829	$10.50	49,663

	133,437.944		$2,277,630

ING VP International Value Portfolio - Class I
ILIAC III	53,226.079	$12.97	$690,342

	53,226.079		$690,342

ING VP SmallCap Opportunities Portfolio - Class I
ILIAC III	99.053	$8.08	$800

	99.053		$800

ING VP Balanced Portfolio - Class I
Annuity contracts in payout			$53,658
ILIAC I	157,365.947	$19.56	3,078,078
ILIAC II	53,784.952	13.63	733,089
ILIAC III	1,182,663.879	11.45	13,541,501

	1,393,814.778		$17,406,326

ING VP Intermediate Bond Portfolio - Class I
ILIAC I	372,440.900	$15.95	$5,940,432
ILIAC II	118,764.932	14.32	1,700,714
ILIAC III	35,542.555	13.86	492,620

	526,748.387		$8,133,766

ING VP Money Market Portfolio - Class I
Annuity contracts in payout			$2,879
ILIAC I	640,750.747	$12.74	8,163,165
ILIAC II	183,466.707	11.78	2,161,238
ILIAC III	178,193.592	11.19	1,993,986

	1,002,411.046		$12,321,268

ING VP Natural Resources Trust
ILIAC I	16,204.275	$23.37	$378,694

	16,204.275		$378,694

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

Lord Abbett Series Fund - Growth and Income Portfolio - Class VC
ILIAC III	332,013.141	$11.66	$3,871,273

	332,013.141		$3,871,273

MFS® Strategic Income Series
ILIAC I	42,535.553	$13.84	$588,692
ILIAC II	14,869.542	13.55	201,482

	57,405.095		$790,174

Oppenheimer Aggressive Growth Fund/VA
ILIAC I	177,662.203	$16.74	$2,974,065
ILIAC II	74,296.954	13.62	1,011,925

	251,959.157		$3,985,990

Oppenheimer Main Street Fund®/VA
Annuity contracts in payout			$61,814
ILIAC I	293,789.860	$14.24	4,183,568
ILIAC II	146,751.460	11.02	1,617,201

	440,541.320		$5,862,583

Pioneer Equity Income VCT Portfolio - Class I
ILIAC III	57.507	$11.74	$675

	57.507		$675

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

8.	Financial Highlights

A summary of unit values and units outstanding for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2005, 2004, 2003, 2002 and 2001 follows:

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

AIM V.I. Capital Appreciation Fund - Series I Shares
2005	1	$8.75	$11	0.07%	1.00%	7.76%
2004	1	$8.12	8	—	1.00%	5.59%
2003	2	$7.69	12	—	1.00%	28.17%
2002	1	$6.00	6	—	1.00%	-25.11%
2001	1	$8.01	4	12.41	1.00% to 1.25%	-24.05%
AIM V.I. Core Equity Fund - Series I Shares
2005	337	$8.48	2,862	1.50	1.00%	4.31%
2004	345	$8.13	2,813	1.01	1.00%	7.82%
2003	334	$7.54	2,525	1.06	1.00%	23.20%
2002	265	$6.12	1,625	0.40	1.00%	-16.42%
2001	174	$7.32	1,281	0.09	1.00% to 1.25%	-23.61%
AIM V.I. Growth Fund - Series I Shares
2005	325	$5.79	1,881	—	1.00%	6.43%
2004	319	$5.44	1,733	—	1.00%	7.30%
2003	342	$5.07	1,735	—	1.00%	29.67%
2002	299	$3.91	1,170	—	1.00%	-31.66%
2001	256	$5.71	1,463	0.43	1.00% to 1.25%	-34.56%
AIM V.I. Premier Equity Fund - Series I Shares
2005	373	$7.40	2,762	0.85	1.00%	4.52%
2004	366	$7.08	2,591	0.49	1.00%	4.73%
2003	336	$6.76	2,269	0.33	1.00%	23.81%
2002	252	$5.46	1,374	0.41	1.00%	-30.95%
2001	159	$7.91	1,257	4.22	1.00% to 1.25%	-13.44%

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

American Century® VP Balanced Fund
2005	7	$17.14	$127	1.81%	1.40%	3.44%
2004	8	$16.57	129	1.96	1.40%	8.23%
2003	12	$15.31	177	3.08	1.40%	17.86%
2002	21	$12.99	277	2.74	1.40%	-10.82%
2001	23	$14.57	336	6.24	1.25% to 1.40%	-4.89%
American Century® VP International Fund
2005	25	$17.91	448	1.19	1.40%	11.66%
2004	30	$16.04	482	0.59	1.40%	13.36%
2003	38	$14.15	532	0.79	1.40%	22.72%
2002	41	$11.53	477	0.84	1.40%	-21.49%
2001	67	$14.69	979	10.52	1.25% to 1.40%	-30.17%
Calvert Social Balanced Portfolio
2005	19	$10.64 to $12.57	233	1.26	1.00% to 1.40%	4.14% to 4.62%
2004	35	$10.17 to $12.07	417	1.66	1.00% to 1.40%	6.81% to 7.17%
2003	38	$9.49 to $11.30	424	2.64	1.00% to 1.40%	17.59% to 18.18%
2002	19	$8.03 to $9.61	182	2.65	1.00% to 1.40%	-13.38% to -12.46%
2001	20	$10.92 to $11.09	222	5.66	1.00% to 1.40%	-8.25% to -8.10%
Federated American Leaders Fund II
2005	2,175	$22.98	50,030	1.61	1.40%	3.56%
2004	3,130	$22.19	69,516	1.46	1.40%	8.24%
2003	3,991	$20.50	81,925	1.52	1.40%	25.92%
2002	4,801	$16.28	78,300	1.15	1.25% to 1.40%	-21.33%
2001	5,677	$20.70	117,754	2.00	1.25% to 1.40%	-5.56%
Federated Capital Income Fund II
2005	328	$13.46	4,443	5.73	1.40%	4.83%
2004	528	$12.84	6,812	4.55	1.40%	8.35%
2003	682	$11.85	8,126	6.54	1.40%	18.98%
2002	870	$9.96	8,714	5.53	1.25% to 1.40%	-25.01%
2001	1,123	$13.28	14,993	3.52	1.25% to 1.40%	-14.94%

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Federated Equity Income Fund II
2005	774	$13.99	$10,855	2.31%	1.40%	1.89%
2004	1,118	$13.73	15,392	1.95	1.40%	11.26%
2003	1,398	$12.34	17,322	1.88	1.40%	25.53%
2002	1,535	$9.83	15,168	2.03	1.25% to 1.40%	-21.85%
2001	1,809	$12.58	22,899	1.95	1.25% to 1.40%	-12.24%
Federated Fund for U.S. Government Securities II
2005	181	$15.51	2,814	4.21	1.40%	0.65%
2004	239	$15.41	3,685	4.81	1.40%	2.12%
2003	335	$15.09	5,051	4.20	1.40%	0.94%
2002	510	$14.95	7,622	3.39	1.40%	7.52%
2001	414	$13.90	5,750	5.53	1.25% to 1.40%	5.53%
Federated High Income Bond Fund II
2005	446	$16.27	7,274	9.33	1.40%	1.18%
2004	769	$16.08	12,379	7.18	1.40%	8.94%
2003	982	$14.76	14,508	7.74	1.40%	20.49%
2002	1,175	$12.25	14,413	10.18	1.25% to 1.40%	-0.03%
2001	1,465	$12.25	17,955	10.78	1.25% to 1.40%	-0.05%
Federated International Equity Fund II
2005	466	$17.02	7,951	—	1.40%	7.52%
2004	642	$15.83	10,192	—	1.40%	12.51%
2003	833	$14.07	11,757	—	1.40%	30.04%
2002	1,068	$10.82	11,589	—	1.25% to 1.40%	-23.84%
2001	1,436	$14.21	20,460	13.04	1.25% to 1.40%	-30.42%
Federated Mid Cap Growth Strategies Fund II
2005	594	$23.81	14,150	—	1.40%	11.11%
2004	820	$21.43	17,572	—	1.40%	13.81%
2003	1,079	$18.83	20,317	—	1.40%	38.15%
2002	1,290	$13.63	17,585	—	1.40%	-27.38%
2001	1,710	$18.77	32,104	1.60	1.25% to 1.40%	-23.48%

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Federated Prime Money Fund II
2005	86	$12.40	$1,062	2.31%	1.40%	1.31%
2004	176	$12.24	2,153	0.78	1.40%	-0.57%
2003	306	$12.31	3,768	0.72	1.40%	-0.73%
2002	462	$12.40	5,731	1.41	1.40%	-0.01%
2001	417	$12.41	5,175	3.90	1.25% to 1.40%	2.28%
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
2005	200	$12.37 to $17.26	3,138	3.02	1.25% to 1.40%	2.55% to 2.74%
2004	303	$12.04 to $16.83	4,630	3.36	1.25% to 1.40%	4.02% to 4.15%
2003	369	$11.56 to $16.18	5,491	3.48	1.25% to 1.40%	16.32% to 16.53%
2002	391	$9.92 to $13.91	5,092	3.86	1.25% to 1.40%	-10.01% to -9.87%
2001	428	$11.01 to $15.46	6,147	5.71	1.25% to 1.40%	-5.44% to -5.30%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2005	1,078	$13.39 to $27.52	27,881	0.30	1.00% to 1.40%	15.29% to 15.73%
2004	1,263	$11.57 to $23.87	27,934	0.34	1.00% to 1.40%	13.88% to 14.33%
2003	1,349	$10.12 to $20.96	26,252	0.44	1.00% to 1.40%	26.65% to 27.30%
2002	1,431	$7.95 to $16.55	22,088	0.88	1.00% to 1.40%	-10.62% to -10.25%
2001	1,631	$8.86 to $18.52	28,132	3.67	1.00% to 1.40%	-13.48% to -9.81%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2005	1,498	$12.45 to $ 20.91	29,126	1.75	1.00% to 1.40%	4.39% to 4.80%
2004	1,993	$11.88 to $20.03	36,905	1.59	1.00% to 1.40%	9.93% to 10.41%
2003	2,298	$10.76 to $18.22	38,898	1.70	1.00% to 1.40%	28.49% to 29.02%
2002	2,485	$8.34 to $14.18	32,897	1.80	1.00% to 1.40%	-18.11% to -17.77%
2001	2,801	$10.14 to $17.31	45,509	6.50	1.00% to 1.40%	-6.30% to 2.48%
Fidelity® VIP Growth Portfolio - Initial Class
2005	2,713	$7.84 to 16.98	27,439	0.49	1.00% to 1.40%	4.30% to 4.67%
2004	2,818	$7.49 to $16.28	29,108	0.27	1.00% to 1.40%	1.94% to 2.32%
2003	2,757	$7.32 to $15.97	29,686	0.24	1.00% to 1.40%	31.01% to 31.65%
2002	2,474	$5.56 to $12.19	22,175	0.25	1.00% to 1.40%	-31.09% to -30.80%
2001	2,207	$8.04 to $17.69	31,764	7.38	1.00% to 1.40%	-18.81% to -18.48%

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Fidelity® VIP High Income Portfolio - Initial Class
2005	523	$9.26 to $12.41	$6,230	13.78%	1.25% to 1.40%	1.31% to 1.42%
2004	856	$9.13 to $12,25	9,798	8.58	1.25% to 1.40%	8.02 to 8.18%
2003	1,216	$8.44 to $11.34	12,642	6.01	1.25% to 1.40%	25.44% to 25.78%
2002	790	$6.71 to $9.04	6,897	11.08	1.25% to 1.40%	2.00% to 2.15%
2001	945	$6.57 to $8.86	7,979	17.37	1.25% to 1.40%	-12.98% to -12.85%
Fidelity® VIP Index 500 Portfolio - Initial Class
2005	901	$12.49 to $21.22	17,622	1.95	1.25% to 1.40%	3.36% to 3.57%
2004	1,249	$12.06 to $20.53	23,475	1.39	1.25% to 1.40%	9.03% to 9.24%
2003	1,473	$11.04 to $18.83	25,584	1.36	1.25% to 1.40%	26.63% to 26.75%
2002	1,512	$8.71 to $14.87	20,521	1.36	1.25% to 1.40%	-23.34% to -23.22%
2001	1,830	$11.34 to $19.40	32,591	1.19	1.25% to 1.40%	-13.34% to -13.20%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2005	19	$16.17	301	3.65	1.40%	0.75%
2004	27	$16.05	432	4.87	1.40%	3.02%
2003	41	$15.58	636	3.93	1.40%	3.73%
2002	46	$15.02	686	4.49	1.40%	8.80%
2001	67	$13.81	919	5.53	1.25% to 1.40%	6.94%
Fidelity® VIP Overseas Portfolio - Initial Class
2005	195	$13.50 to $17.83	3,301	0.65	1.25% to 1.40%	17.38% to 17.49%
2004	234	$11.49 to $15.19	3,345	1.11	1.25% to 1.40%	12.02% to 12.21%
2003	242	$10.24 to $13.56	3,114	0.74	1.25% to 1.40%	41.40% to 41.63%
2002	251	$7.23 to $9.59	2,309	0.83	1.25% to 1.40%	-21.40% to -21.28%
2001	244	$9.19 to $12.20	2,834	14.13	1.00% to 1.40%	-22.28% to -22.16%
ING Evergreen Omega Portfolio - Institutional Class
2005	107	$10.17	1,086	(e)	1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING FMRSM Earnings Growth Portfolio - Institutional Class
2005	114	$9.90	$1,130	(e)%	1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2005	22	$10.97	241	(e)	1.25% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Value Opportunities Portfolio - Service Class
2005	147	$10.64 to $10.65	1,561	(e)	1.25% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING MFS Total Return Portfolio - Institutional Class
2005	1,245	$10.42 to $10.43	12,974	(e)	1.25% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Main Street Portfolio® - Institutional Class
2005	54	$11.04 to $11.05	597	(e)	1.25% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING PIMCO High Yield Portfolio - Service Class
2005	167	$10.51 to $10.52	$1,750	(e)%	1.25% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Pioneer Fund Portfolio - Institutional Class
2005	—	—	5	(e)	—	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING American Century Select Portfolio - Initial Class
2005	457	$10.72 to $10.73	4,963	(e)	1.25% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Fleming International Portfolio - Initial Class
2005	118	$13.00 to $13.62	1,618	0.87	1.25% to 1.40%	8.53% to 8.70%
2004	184	$11.96 to $12.55	2,312	1.25	1.25% to 1.40%	17.18% to 17.37%
2003	160	$10.19 to $10.71	1,701	1.01	1.25% to 1.40%	27.65% to 27.85%
2002	176	$7.97 to $8.39	1,470	0.62	1.25% to 1.40%	-19.23% to -19.10%
2001	141	$9.86 to $10.38	1,456	24.41	1.00% to 1.40%	-27.96% to -27.84%
ING MFS Capital Opportunities Portfolio - Initial Class
2005	171	$11.90 to $12.44	2,132	0.77	1.25% to 1.40%	0.16% to 0.34%
2004	247	$11.86 to $12 .42	3,062	0.41	1.25% to 1.40%	11.29% to 12.47%
2003	290	$10.64 to $11.16	3,225	0.19	1.25% to 1.40%	26.24% to 26.37%
2002	453	$8.42 to $8.84	3,984	-	1.25% to 1.40%	-31.14% to -31.04%
2001	456	$12.20 to $12.84	5,817	16.63	1.00% to 1.40%	-25.82% to -25.70%

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Oppenheimer Global Portfolio - Initial Class
2005	3,470	$11.68 to $12.02	$41,289	(e)%	1.00% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Strategic Income Portfolio - Initial Class
2005	1,147	$10.03 to $10.11	11,614	(e)	1.00% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
2005	770	$6.75 to $10.74	8,161	—	1.00% to 1.40%	9.93% to 10.29%
2004	971	$6.12 to $9.77	9,369	—	1.00% to 1.40%	8.19 % to 8.70%
2003	1,311	$5.63 to $9.03	11,703	—	1.00% to 1.40%	36.20% to 36.65%
2002	1,450	$4.12 to $6.63	9,494	—	1.00% to 1.40%	-36.21% to -35.95%
2001	1,978	$6.43 to $10.40	20,338	6.42	1.00% to 1.40%	-26.26% to -25.96%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2005	515	$11.69 to $11.70	6,024	(e)	1.25% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Growth Equity Portfolio - Initial Class
2005	772	$10.78 to $20.31	15,034	0.48	1.00% to 1.40%	4.69% to 5.07%
2004	998	$10.26 to $19.40	18,659	0.15	1.00% to 1.40%	8.44% to 8.92%
2003	1,115	$9.42 to $17.89	19,372	0.15	1.00% to 1.40%	29.17% to 29.57%
2002	1,207	$7.27 to $13.85	16,326	0.18	1.00% to 1.40%	-24.37% to -20.23%
2001	1,421	$12.80 to $18.32	25,447	15.48	1.00% to 1.40%	-11.48% to -11.35%

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2005	548	$10.66 to $11.76	$5,898	0.87%	1.25% to 1.40%	7.89% to 7.99%
2004	701	$9.88 to 10.89	6,993	0.71	1.25% to 1.40%	13.04% to 13.32%
2003	828	$8.74 to $9.61	7,314	0.56	1.25% to 1.40%	23.27% to 23.36%
2002	1,026	$7.09 to $7.79	7,353	0.19	1.25% to 1.40%	-25.95% to -25.83%
2001	1,315	$9.57 to $10.50	12,718	20.94	1.00% to 1.40%	-22.00% to -21.88%
ING Van Kampen Equity and Income Portfolio - Initial Class
2005	942	$10.71 to $10.89	10,252	(e)	1.00% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Strategic Allocation Balanced Portfolio - Class I
2005	108	$12.07 to $17.07	1,787	1.69	1.25% to 1.40%	3.20% to 3.34%
2004	94	$11.68 to $16.54	1,510	1.49	1.25% to 1.40%	8.67% to 8.85%
2003	70	$10.73 to $15.22	1,035	1.13	1.25% to 1.40%	17.80% to 18.04%
2002	47	$9.09 to $12.92	554	2.39	1.25% to 1.40%	-10.81% to -10.67%
2001	52	$10.18 to $14.48	675	2.79	1.00% ro 1.40%	-8.30% to -8.16%
ING VP Strategic Allocation Growth Portfolio - Class I
2005	145	$11.81 to $17.89	2,546	1.10	1.25% to 1.40%	4.68% to 4.88%
2004	107	$11.26 to $17.09	1,793	0.83	1.25% to 1.40%	10.47% to 10.61%
2003	74	$10.18 to $15.47	1,094	1.11	1.25% to 1.40%	22.58% to 22.80%
2002	58	$8.29 to $12.62	710	2.15	1.25% to 1.40%	-14.97% to -14.84%
2001	64	$9.73 to $14.84	914	1.58	1.00% to 1.40%	-12.79% to -12.65%
ING VP Strategic Allocation Income Portfolio - Class I
2005	78	$12.70 to $16.73	1,280	2.38	1.25% to 1.40%	2.39% to 2.58%
2004	102	$12.38 to $16.34	1,589	1.85	1.25% to 1.40%	6.45% to 6.63%
2003	109	$11.61 to $15.35	1,648	2.37	1.25% to 1.40%	12.04% to 12.17%
2002	115	$10.35 to $13.70	1,561	2.72	1.25% to 1.40%	-5.69% to -5.54%
2001	143	$10.95 to $14.52	2,048	3.63	1.00% to 1.40%	-3.75% to -3.60%

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Growth and Income Portfolio - Class I
2005	676	$8.09 to $15.81	$9,080	0.98%	1.00% to 1.40%	6.61% to 7.15%
2004	836	$7.55 to $14.83	10,555	2.28	1.00% to 1.40%	6.84% to 7.24%
2003	977	$7.04 to $13.88	11,684	—	1.00% to 1.40%	24.37% to 24.82%
2002	1,131	$5.64 to $11.16	10,865	0.83	1.00% to 1.40%	-26.04% to -25.74%
2001	1,285	$7.59 to $15.10	17,195	0.62	1.00% to 1.40%	-19.55% to -15.90%
ING VP Global Science and Technology Portfolio - Class I
2005	581	$3.94 to $4.03	2,334	—	1.00% to 1.40%	10.06% to 10.56%
2004	593	$3.58 to $3.65	2,151	—	1.00% to 1.40%	-2.45% to -2.14%
2003	784	$3.67 to $3.73	2,897	—	1.00% to 1.40%	43.36% to 44.02%
2002	293	$2.56 to $2.59	756	—	1.00% to 1.40%	-42.10% to -41.87%
2001	166	$4.42 to $4.45	735	—	1.00% to 1.40%	-24.04% to -23.75%
ING VP Growth Portfolio - Class I
2005	391	$7.42 to $15.23	3,378	0.66	1.00% to 1.40%	7.78% to 8.32%
2004	383	$6.85 to $14.13	3,236	0.13	1.00% to 1.40%	5.76% to 6.20%
2003	368	$6.45 to $13.36	3,073	—	1.00% to 1.40%	28.46% to 29.00%
2002	351	$5.00 to $10.40	2,359	—	1.00% to 1.40%	-29.94% to -29.65%
2001	348	$7.11 to $14.84	3,638	10.59	1.00% to 1.40%	-28.09% to -27.79%
ING VP Index Plus LargeCap Portfolio - Class I
2005	1,991	$9.17 to $19.01	20,638	1.22	1.00% to 1.40%	3.88% to 4.32%
2004	1,802	$8.79 to $18.30	18,465	1.00	1.00% to 1.40%	9.06% to 9.46%
2003	1,638	$8.03 to $16.78	16,152	1.05	1.00% to 1.40%	24.39% to 24.88%
2002	1,296	$6.43 to $13.49	10,983	0.23	1.00% to 1.40%	-22.63% to -22.31%
2001	905	$8.25 to $17.44	11,476	4.80	1.00% to 1.40%	-14.84% to -14.48%
ING VP Index Plus MidCap Portfolio - Class I
2005	421	$18.18	7,660	0.71	1.00%	10.05%
2004	5	$16.52	85	—	1.00%	15.44%
2003	4	$14.31	63	—	1.00%	31.04%
2002	4	$10.92	45	0.41	1.00%	-12.97%
2001	3	$12.54	39	(a)	1.00%	(a)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Index Plus SmallCap Portfolio - Class I
2005	—	$17.83	$4	0.24%	1.00%	6.58%
2004	—	$16.73	3	—	1.00%	20.79%
2003	3	$13.85	37	—	1.00%	34.86%
2002	3	$10.27	28	0.14	1.00%	-14.07%
2001	2	$11.95	32	(a)	1.00%	(a)
ING VP International Equity Portfolio - Class I
2005	153	$9.22 to $10.88	1,898	1.08	1.00% to 1.40%	15.22% to 15.68%
2004	126	$7.97 to $9.43	1,140	1.10	1.00% to 1.40%	15.47% to 16.01%
2003	64	$6.87 to $8.15	492	1.03	1.00% to 1.40%	30.32% to 30.61%
2002	46	$5.26 to $6.25	281	0.22	1.00% to 1.40%	-27.71% to -27.41%
2001	46	$7.24 to $8.63	383	0.09	1.00% to 1.40%	-24.95% to -24.64%
ING VP Small Company Portfolio - Class I
2005	981	$15.66 to $23.81	17,154	0.14	1.00% to 1.40%	8.72% to 9.13%
2004	948	$14.35 to $21.90	16,310	0.27	1.00% to 1.40%	12.77% to 13.26%
2003	940	$12.67 to $19.42	15,188	0.25	1.00% to 1.40%	35.52% to 36.09%
2002	676	$9.31 to $14.33	8,445	0.64	1.00% to 1.40%	-24.30% to -23.99%
2001	507	$12.25 to $18.93	9,047	3.07	1.00% to 1.40%	2.54% to 2.96%
ING VP Value Opportunity Portfolio - Class I
2005	133	$10.50 to $18.76	2,278	2.11	1.00% to 1.40%	5.57% to 5.95%
2004	195	$9.91 to $17.77	3,146	1.06	1.00% to 1.40%	8.55% to 9.14%
2003	204	$9.08 to $16.37	3,076	0.79	1.00% to 1.40%	22.90% to 23.37%
2002	264	$7.36 to $13.32	3,282	0.50	1.00% to 1.40%	-27.00% to -26.70%
2001	390	$10.05 to $18.25	6,718	5.60	1.00% to 1.40%	-10.89% to -8.87%
ING VP International Value Portfolio - Class I
2005	53	$12.97	690	2.41	1.00%	8.35%
2004	11	$11.97	134	(c)	1.00%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP SmallCap Opportunities Portfolio - Class I
2005	—	$8.08	$1	(e)%	1.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Balanced Portfolio - Class I
2005	1,394	$11.45 to $19.56	17,405	2.40	1.00% to 1.40%	2.79% to 3.25%
2004	1,239	$11.09 to $19.03	15,527	1.93	1.00% to 1.40%	7.88% to 8.30%
2003	1,092	$10.24 to $17.64	13,216	1.95	1.00% to 1.40%	17.21% to 17.70%
2002	919	$8.70 to $15.05	10,006	0.98	1.00% to 1.40%	-11.56% to -11.20%
2001	737	$9.80 to $17.02	9,754	6.16	1.00% to 1.40%	-5.56% to -5.17%
ING VP Intermediate Bond Portfolio - Class I
2005	527	$13.86 to $15.95	8,134	3.70	1.00% to 1.40%	1.66% to 2.14%
2004	569	$13.57 to $15.69	8,673	7.86	1.00% to 1.40%	1,57% to 3.61%
2003	743	$13.57 to $15.17	11,032	1.87	1.25% to 1.40%	4.84% to 4.95%
2002	1,064	$12.93 to $14.47	15,106	3.62	1.25% to 1.40%	6.82% to 6.98%
2001	784	$12.09 to $13.55	10,374	6.63	1.00% to 1.40%	7.22% to 7.38%
ING VP Money Market Portfolio - Class I
2005	1,002	$11.19 to $12.74	12,320	1.39	1.00% to 1.40%	1.59% to 2.01%
2004	1,106	$10.97 to $12.54	13,362	1.11	1.00% to 1.40%	-0.32% to 0.09%
2003	1,630	$10.96 to $12.58	19,909	2.08	1.00% to 1.40%	-0.55% to - 0.09%
2002	2,909	$10.97 to $12.65	35,752	3.44	1.00% to 1.40%	0.20% to 0.61%
2001	2,991	$10.91 to $12.62	36,764	4.11	1.00% to 1.40%	1.41% to 2.63%
ING VP Natural Resources Trust
2005	16	$23.37	379	0.04	1.40%	40.87%
2004	23	$16.59	382	0.99	1.40%	11.04%
2003	28	$14.94	423	—	1.40%	28.68%
2002	33	$11.61	383	0.18	1.40%	-3.47%
2001	42	$12.02	506	—	1.25% to 1.40%	-17.12%

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Lord Abbett Series Fund Growth and Income Portfolio - Class VC Shares
2005	332	$11.66	$3,871	1.53%	1.00%	2.28%
2004	77	$11.40	883	(d)	1.00%	(d)
2003	—	—	—	(b)	—	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
MFS® Strategic Income Series
2005	57	$13.55 to $13.84	790	7.04	1.25% to 1.40%	0.44% to 0.67%
2004	77	$13.46 to $13.78	1,053	4.84	1.25% to 1.40%	6.25% to 6.32%
2003	107	$12.66 to $12.97	1,384	7.39	1.25% to 1.40%	8.81% to 9.04%
2002	95	$11.61 to $11.92	1,134	2.57	1.25% to 1.40%	6.89% to 7.05%
2001	50	$10.85 to $11.15	559	3.16	1.25% to 1.40%	3.28% to 3.43%
Oppenheimer Aggressive Growth Fund/VA
2005	252	$13.62 to $16.74	3,986	—	1.25% to 1.40%	10.71% to 10.91%
2004	317	$12.28 to $15.12	4,555	—	1.25% to 1.40%	18.13% to 18.30%
2003	357	$10.38 to $12.80	4,366	—	1.25% to 1.40%	23.79% to 24.01%
2002	302	$8.37 to $10.34	2,987	0.68	1.25% to 1.40%	-28.80% to -28.69%
2001	400	$11.74 to $14.52	5,569	15.42	1.25% to 1.40%	-32.24% to -32.14%
Oppenheimer Main Street Fund®/VA
2005	441	$11.02 to $14.24	5,863	1.52	1.25% to 1.40%	4.48% to 4.65%
2004	641	$10.53 to $13.63	8,147	0.82	1.25% to 1.40%	7.92% to 8.00%
2003	672	$9.75 to $12.63	7,918	0.89	1.25% to 1.40%	25.05% to 25.16%
2002	665	$7.79 to $10.10	6,276	0.78	1.25% to 1.40%	-19.94% to -19.81%
2001	788	$9.71 to $12.62	9,280	0.55	1.25% to 1.40%	-11.43% to -11.29%
Pioneer Equity Income VCT Portfolio - Class I
2005	—	$11.74	1	2.71	1.00%	4.63%
2004	—	$11.22	—	(d)	1.00%	(d)
2003	—	-	—	(b)	—	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT I
(formerly ING Insurance Company of America Variable Annuity Account I)
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

(a)	As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented.
(b)	As this investment Division was not available until 2003, this data is not meaningful and therefore is not presented.
(c)	As this investment Division was not available until 2004, this data is not meaningful and therefore is not presented.
(d)	As this investment Division was offered during 2003 but had no investments as of December 31, 2004, this data is not meaningful and therefore is not presented.
(e)	As this investment Division was not available until 2005, this data is not meaningful and therefore is not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus the annual administrative charge, as defined in Note 3.
Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements
Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2005, 2004, and 2003	C-3

Consolidated Balance Sheets as of
December 31, 2005 and 2004	C-4

Consolidated Statements of Changes in Shareholder's Equity
for the years ended December 31, 2005, 2004, and 2003	C-6

Consolidated Statements of Cash Flows for the years ended
December 31, 2005, 2004, and 2003	C-7

Notes to Consolidated Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiary as of December 31, 2005 and 2004, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiary as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 24, 2006

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations

(In millions)

	Year Ended December 31,
	2005	2004	2003
Revenue:
Net investment income	$1,035.7	$998.2	$980.9
Fee income	481.4	453.7	396.7
Premiums	43.2	38.5	50.1
Net realized capital gains	22.0	10.8	50.6
Other income	7.7	1.9	(0.9)
Total revenue	1,590.0	1,503.1	1,477.4
Benefits and expenses:
Interest credited and other benefits
to contractowners	739.6	739.4	770.1
Operating expenses	443.0	394.0	383.9
Amortization of deferred policy acquisition
cost and value of business acquired	159.9	127.4	106.5
Interest expense	1.6	0.6	1.2
Total benefits and expenses	1,344.1	1,261.4	1,261.7
Income before income taxes	245.9	241.7	215.7
Income tax expense	1.4	42.4	61.1
Net income	$244.5	$199.3	$154.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2005	2004
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $16,749.5 at 2005 and $16,684.7 at 2004)	$16,740.5	$17,151.3
Equity securities, available-for-sale, at fair value
(cost of $166.9 at 2005 and $153.9 at 2004)	170.1	162.6
Mortgage loans on real estate	1,396.0	1,090.2
Policy loans	262.4	262.7
Other investments	144.6	86.3
Securities pledged
(amortized cost of $1,260.8 at 2005 and $1,258.8 at 2004)	1,247.6	1,274.3
Total investments	19,961.2	20,027.4
Cash and cash equivalents	212.5	187.1
Short-term investments under securities loan agreement	318.1	219.5
Accrued investment income	203.6	182.0
Reinsurance recoverable	2,796.7	2,901.3
Deferred policy acquisition costs	512.4	414.5
Value of business acquired	1,294.4	1,365.2
Notes receivable from affiliate	175.0	175.0
Due from affiliates	149.6	38.3
Other assets	66.5	69.8
Assets held in separate accounts	35,899.8	33,310.5
Total assets	$61,589.8	$58,890.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2005	2004
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$20,932.8	$20,885.3
Payables for securities purchased	3.1	25.1
Payables under securities loan agreement	318.1	219.5
Borrowed money	941.1	1,057.4
Due to affiliates	63.8	61.8
Current income taxes	46.9	82.6
Deferred income taxes	183.3	209.3
Other liabilities	301.5	314.9
Liabilities related to separate accounts	35,899.8	33,310.5
Total liabilities	58,690.4	56,166.4

Shareholder's equity
Common stock (100,000 shares authorized; 55,000
shares issued and outstanding, $50 per share value)	2.8	2.8
Additional paid-in capital	4,579.6	4,576.5
Accumulated other comprehensive (loss) income	(5.3)	67.1
Retained earnings (deficit)	(1,677.7)	(1,922.2)
Total shareholder's equity	2,899.4	2,724.2
Total liabilities and shareholder's equity	$61,589.8	$58,890.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at December 31, 2002	$2.8	$4,416.5	$117.5	$(2,274.0)	$2,262.8
Comprehensive income:
Net income	-	-	-	154.6	154.6
Other comprehensive loss,
net of tax:
Change in net unrealized gain
(loss) on securities
($(2.3) pretax)	-	-	(1.5)	-	(1.5)
Total comprehensive income					153.1
Contribution of capital	-	230.0	-	-	230.0
Balance at December 31, 2003	2.8	4,646.5	116.0	(2,119.4)	2,645.9
Comprehensive income:
Net income	-	-	-	199.3	199.3
Other comprehensive loss,
net of tax:
Change in net unrealized gain
(loss) on securities
($(53.8) pretax)	-	-	(32.2)	-	(32.2)
Minimum pension liability	-	-	(16.7)	-	(16.7)
Total comprehensive income					150.4
Dividends paid	-	(70.0)	-	-	(70.0)
Other	-	-	-	(2.1)	(2.1)
Balance at December 31, 2004	2.8	4,576.5	67.1	(1,922.2)	2,724.2
Comprehensive income:
Net income	-	-	-	244.5	244.5
Other comprehensive loss
net of tax:
Change in net unrealized gain
(loss) on securities
($(108.4) pretax)	-	-	(77.5)	-	(77.5)
Minimum pension liability
($(1.1) pretax)	-	-	5.1	-	5.1
Total comprehensive income					172.1
Employee share-based payments	-	3.1	-	-	3.1
Balance at December 31, 2005	$2.8	$4,579.6	$(5.3)	$(1,677.7)	$2,899.4

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2005	2004	2003
Cash Flows from Operating Activities:
Net income	$244.5	$199.3	$154.6
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value
of business acquired and sales inducements	(174.0)	(168.0)	(159.7)
Amortization of deferred policy acquisition costs,
value of business acquired and sales inducements	165.8	134.3	106.5
Net accretion/decretion of discount/premium	115.5	155.9	198.9
Future policy benefits, claims reserves, and
interest credited	634.2	621.7	706.1
Provision for deferred income taxes	11.1	46.2	22.1
Net realized capital gains	(22.0)	(10.8)	(50.6)
Depreciation	12.0	12.4	23.3
Change in:
Accrued investment income	(21.6)	(3.1)	1.8
Reinsurance recoverable	104.6	51.0	31.0
Other receivable and assets accruals	6.0	34.1	(28.9)
Due to/from affiliates	(3.3)	(49.2)	88.8
Other payables and accruals	(47.4)	(12.1)	20.3
Other	3.1	(12.4)	-
Net cash provided by operating activities	1,028.5	999.3	1,114.2
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	19,232.3	26,791.6	29,981.6
Equity securities, available-for-sale	119.8	85.7	130.2
Mortgage loans on real estate	179.0	71.0	16.3
Acquisition of:
Fixed maturities, available-for-sale	(19,435.9)	(26,789.3)	(31,955.4)
Equity securities, available-for-sale	(120.4)	(81.6)	(34.8)
Mortgage loans on real estate	(484.8)	(406.7)	(194.2)
Policy loans	0.3	7.6	26.0
Other investments	(43.6)	(28.9)	(22.4)
(Purchase)/sales of property and equipment, net	(14.2)	(11.7)	(5.2)
Loans to affiliates	-	(175.0)	-
Net cash used in investing activities	(567.5)	(537.3)	(2,057.9)

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2005	2004	2003
Cash Flows from Financing Activities:
Deposits received for investment contracts	2,024.2	2,089.9	2,296.6
Maturities and withdrawals from investment contracts	(2,237.5)	(1,910.4)	(1,745.5)
Short-term loans with affiliates	(106.0)	16.4	(41.4)
Short-term loans	(116.3)	(458.5)	196.5
Dividends paid to Parent	-	(70.0)	-
Contribution of capital from Parent	-	-	230.0
Net cash (used in) provided by financing activities	(435.6)	(332.6)	936.2
Net increase (decrease) in cash and cash equivalents	25.4	129.4	(7.5)
Cash and cash equivalents, beginning of year	187.1	57.7	65.2
Cash and cash equivalents, end of year	$212.5	$187.1	$57.7
Supplemental cash flow information:
Income taxes paid, net	$27.7	$3.2	$29.8
Interest paid	$32.0	$22.8	$32.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiary (collectively, the “Company”) are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in the District of Columbia and all states.

The consolidated financial statements include ILIAC and its wholly-owned subsidiary, ING Financial Advisers, LLC (“IFA”). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

On December 31, 2005, ILIAC’s subsidiary, ING Insurance Company of America (“IICA”), merged with and into ILIAC. As of the merger date, IICA ceased to exist and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC, as IICA was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, education (collectively “not-for-profit” organizations), and corporate markets. The Company’s products generally are distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

The Company offers deferred and immediate (payout annuities) annuity contracts. These products include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds, and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers investment advisory services and pension plan administrative services.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company has one operating segment, ING U.S. Financial Services, which offers the products described above.

Recently Adopted Accounting Standards

The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments

In March 2004, the Emerging Issues Task Force (“EITF”) reached a final consensus on EITF Issue No. 03-1 (“EITF-03-1”), “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments,” requiring that a three-step impairment model be applied to securities within its scope. The three-step model is applied on a security-by-security basis as follows:

Step 1: Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.
Step 2: Evaluate whether an impairment is other-than-temporary.
Step 3: If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment’s cost and its fair value.

On September 30, 2004, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position (“FSP”) No. EITF Issue 03-1-1 (“FSP EITF 03-1-1”), “Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, ‘The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments,’” which delayed the EITF Issue No. 03-1 original effective date of July 1, 2004 for steps two and three of the impairment model introduced.

On November 3, 2005, the FASB issued FSP Statement of Financial Accounting Standard (“FAS”) No. 115-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“FSP FAS No. 115-1”). FSP FAS No. 115-1 replaces the impairment evaluation guidance of EITF 03-1.

FSP FAS No. 115-1 addresses the determination of when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. In addition, it includes considerations for accounting subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporarily impaired. FSP FAS No. 115-1 further clarifies that an impairment loss should be recognized no later than when the impairment is deemed other-than-temporary, even if a decision to sell an impaired security has not been made. FSP FAS No. 115-1 references existing guidance on other-than-temporary impairments.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

FSP FAS No. 115-1 is effective for reporting periods beginning after December 15, 2005, and was implemented by the Company during the fourth quarter of 2005. The Company recognized impairment losses of $5.7 for the year ended December 31, 2005, related to investments that the Company does not have the intent and ability to retain for a period of time sufficient to allow for recovery in fair value. The required disclosures are included in the Investments footnote.

Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights

In June 2005, the EITF reached a consensus on EITF Issue 04-5, “Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights” (“EITF 04-5”), which states that the general partner in a limited partnership should presume that it controls and, thus, should consolidate the limited partnership, unless the limited partners have either (a) substantive ability to dissolve the limited partnership or otherwise remove the general partner without cause or (b) substantive participating rights. EITF 04-5 applies to limited partnerships that are not variable interest entities under FASB Interpretation No. 46(R): “Consolidation of Variable Interest Entities” (“FIN 46(R)”). EITF 04-5 was effective immediately for all new limited partnerships formed and for existing limited partnerships for which partnership agreements are modified after June 29, 2005, and is effective for all other limited partnerships at the commencement of the first reporting period beginning after December 15, 2005.

EITF 04-5 had no impact on ILIAC as of December 31, 2005, as the Company’s investments in limited partnerships are generally considered variable interest entities under FIN 46(R), and are accounted for using the cost or equity method of accounting since the Company is not the primary beneficiary. Investments in limited partnerships are included in Other investments on the Consolidated Balance Sheets.

Share-Based Payment

In December 2004, the FASB issued Statement of Financial Accounting Standards (“FAS”) No. 123 (revised 2004), “Share-Based Payment” (“FAS No. 123R”), which requires all share-based payments to employees be recognized in the financial statements based upon the fair value. FAS No. 123R was effective at the beginning of the first annual period beginning after June 15, 2005 for registrants. FAS No. 123R provides two transition methods, modified-prospective and modified- retrospective.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The modified-prospective method recognizes the grant-date fair value of compensation for new awards granted after the effective date and unvested awards beginning in the fiscal period in which the recognition provision are first applied. Prior periods are not restated. The modified-retrospective method permits entities to restate prior periods by recognizing the compensation cost based on amounts previously reported in the pro forma footnote disclosure as required under FAS No. 123, “Accounting for Stock-Based Compensation” (“FAS No. 123”).

The Company early adopted the provisions of FAS No. 123R on January 1, 2005, using the modified-prospective method. Under the modified-prospective method, compensation cost recognized in 2005 includes: (a) compensation cost for all share-based payments granted prior to, but not yet vested as of January 1, 2005, based on the grant date fair value estimated in accordance with the original provisions of FAS No. 123, and (b) compensation cost for all share-based payments granted subsequent to January 1, 2005, based on the grant-date fair value in accordance with the provisions of FAS No. 123R. Results for prior periods are not restated. Prior to January 1, 2005, the Company applied the intrinsic value-based provisions set forth in Accounting Principles Board (“APB”) Opinion No. 25, “Accounting for Stock Issued to Employees” (“APB 25”), and related Interpretations, as permitted by FAS No.123. No stock based employee compensation cost was recognized in the Consolidated Statement of Operations during 2004, as all options granted during the year had an exercise price equal to the market value of the underlying common stock on the date of grant. All shares granted during 2005 and 2004 were those of ING, the Company’s ultimate parent. As a result of adopting FAS No. 123R, the Company’s net income for the year ended December 31, 2005, is $2.0 lower than if it had continued to account for share-based payments under APB 25. The fair value of shares granted during 2005 was $2.6 as of December 31, 2005, and will be expensed over a vesting period of 3 years. Prior to the adoption of FAS No. 123R, no modifications were made to outstanding options, and there were no significant changes of valuation methodologies as a result of the adoption of FAS No. 123R.

Accounting for Derivative Instruments and Hedging Activities

The Derivative Implementation Group (“DIG”), responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS No. 133”), issued Statement No. 133 Implementation Issue No. B36, “Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor under Those Instruments” (“DIG B36”). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements, as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index, may be determined to contain embedded derivatives that are required to be bifurcated from the host instrument. The required date of adoption of DIG B36 for the Company was October 1, 2003. The adoption did not have an impact on the Company’s financial position, results of operations, or cash flows.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Variable Interest Entities

In January 2003, the FASB issued FASB Interpretation No. 46, “Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51” (“FIN 46”). In December 2003, the FASB modified FIN 46 to make certain technical revisions and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities (“VIEs”) and determining when a company should include the assets, liabilities, noncontrolling interests, and results of activities of a VIE in its consolidated financial statements.

In general, a VIE is a corporation, partnership, limited-liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

FIN 46R requires a VIE to be consolidated if a party with an ownership, contractual, or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE’s activities, is entitled to receive a majority of the VIE’s residual returns (if no party absorbs a majority of the VIE’s losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE’s assets, liabilities, and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46R also requires disclosures about VIEs that the variable interest holder is not required to consolidate but in which it has a significant variable interest.

The adoption of FIN 46R had no impact on the Company’s financial statements. The Company held investments in VIEs in the form of private placement securities, structured securities, securitization transactions, and limited partnerships with an aggregate fair value of $8.5 billion as of December 31, 2005 and 2004. These VIEs are held by the Company for investment purposes. Consolidation of these investments in the Company’s financial statements is not required as the Company is not the primary beneficiary for any of these VIEs. Book value as of December 31, 2005 and 2004 of $8.6 billion and $8.4 billion, respectively, represents the maximum exposure to loss on the investments in VIEs. In addition, the Company may be exposed to the loss of asset management fees it receives for some of these structures.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

New Accounting Pronouncements

Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued FAS No. 155, “Accounting for Certain Hybrid Financial Instruments – an amendment of FASB Statements No. 133 and 140” (“FAS No. 155”), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133. Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

• Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;

•      Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

• Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
• Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

FAS No. 155 is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring after the beginning of the first fiscal year that commences after September 15, 2006. The Company is in the process of determining the impact of FAS No. 155.

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage, that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS No. 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS No. 97”), as investment contracts.

SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. The Company is in the process of determining the impact of adoption of SOP 05-1.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications (see Reclassification and Changes to Prior Year Presentation footnote).

During 2005, the Company revised the financial statement presentation for derivatives and certain revenues related to annuity contracts (see Derivatives and Revenue Recognition below).

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in Shareholder’s equity, after adjustment for related changes in experience-rated contract allocations, deferred policy acquisition costs (“DAC”), value of business acquired (“VOBA”), and deferred income taxes.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20 “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (“EITF 99-20”). Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is accounted for as a change in Net realized capital gains (losses).

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized gains and losses on the sale of and unrealized capital gains and losses on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments are reflected in the Consolidated Statements of Operations. Unrealized capital gains and losses on all other investments are reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of deferred acquisition costs and related income taxes.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Valuation

Fair values for fixed maturities are obtained from independent pricing services or broker-dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains. At December 31, 2005 and 2004, the Company had no allowance for mortgage loan credit losses.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value, which approximates amortized cost.

Derivative instruments are reported at fair value and are obtained internally from the derivative accounting system. The system uses key financial data, such as yield curves exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offering Rates, which are obtained from third party sources and uploaded into the system. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Consolidated Balance Sheets.

The Company also engages in reverse repurchase agreements. Reverse repurchase agreements are included in cash and cash equivalent on the Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit market and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also purchases options and futures on equity indexes to reduce and manage risks associated with its annuity products. Open derivative contracts are included in Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

During the fourth quarter of 2005, the Company revised the financial statement presentation of derivatives. Previously, asset balances and liability balances on open derivative contracts were netted and recorded in Other investments on the Balance Sheet. The Company now reports derivatives with asset balances in Other investments and derivatives with liability balances in Other liabilities. In addition, changes in the fair value of certain derivatives were previously recorded in Net investment income in the Statements of Operations. The total change in fair value of the derivatives is now reported in Net realized capital gains (losses). These revisions resulted in an increase in Other investments and Other liabilities of $29.5 and $27.2 at December 31, 2004 and 2003, respectively, as well as a reclassification of $(14.4) and $(11.9) from Net investment income to Net realized capital gains and losses at December 31, 2004 and 2003, respectively.

The Company also had investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains and losses in the Consolidated Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated net cash flows embedded in the Company’s contracts.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

For FAS No. 97 products, changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised (“unlocking”) retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. However, sustained decreases in investment, mortality, and expense margins, and thus estimated future profits, increase the rate of amortization.

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products. Changes in, or deviations from, the assumptions used can significantly affect the Company’s reserve levels and related future operations.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits less charges and withdrawals, plus credited interest thereon. Reserves interest rates vary by product and ranged from 1.5% to 7.8% for the years ended 2005, 2004, and 2003. Certain reserves also include unrealized gains and losses related to investments and unamortized realized gains and losses on investments for experience-rated contracts. Reserves on experienced rated contracts reflect the rights of contractowners, plan participants, and the Company. Reserves for group immediate annuities without life contingency payouts are equal to the discount value of the payment at the implied break-even rate.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, annuity type, year of issue, and policy duration. For the years 2005, 2004, and 2003, reserve interest rates ranged from 4.9% to 5.2%.

The Company’s domestic individual life insurance business was sold on October 1, 1998 via an indemnity reinsurance agreement. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Certain variable annuity contracts offer guaranteed minimum death benefits (“GMDB”). The GMDB is provided in the event the customer’s account value at death is below the guaranteed value and is included in reserves.

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

During 2005, the Company revised the Statement of Operations for the year ended December 31, 2003 to reflect the proper presentation of revenue related to annuity contracts. This revision resulted in a reclassification of $46.7 from Net investment income to Interest credited and other benefits to contractowners.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingencies.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant under a contract in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains and losses of the separate accounts, however, are not reflected in the Consolidated Statements of Operations (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2005 and 2004, unrealized gains of $8.3 and $7.3, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit rating of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.8 billion and $2.9 billion at December 31, 2005 and 2004, respectively, is related to the reinsurance recoverable from Lincoln National Corporation (“Lincoln”) arising from the sale of the Company's domestic life insurance business in 1998 (see the Reinsurance footnote).

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, as of December 31, 2005, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$504.1	$0.6	$8.4	$496.3
State, municipalities, and political
subdivisions	40.0	0.5	0.9	39.6

U.S. corporate securities:
Public utilities	1,260.3	24.1	16.8	1,267.6
Other corporate securities	5,981.9	109.8	89.7	6,002.0
Total U.S. corporate securities	7,242.2	133.9	106.5	7,269.6

Foreign securities:
Government	704.4	30.0	7.7	726.7
Other	1,815.5	41.8	28.8	1,828.5
Total foreign securities	2,519.9	71.8	36.5	2,555.2

Residential mortgage-backed securities	4,453.7	33.6	98.9	4,388.4
Commercial mortgaged-backed securities	2,099.1	29.7	27.0	2,101.8
Other asset-backed securities	1,151.3	5.8	19.9	1,137.2

Total fixed maturities, including
fixed maturities pledged	18,010.3	275.9	298.1	17,988.1
Less: fixed maturities pledged	1,260.8	5.2	18.4	1,247.6
Total fixed maturities	16,749.5	270.7	279.7	16,740.5
Equity securities	166.9	4.4	1.2	170.1

Total investments, available-for-sale	$16,916.4	$275.1	$280.9	$16,910.6

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, as of December 31, 2004, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$197.3	$0.9	$0.9	$197.3
State, municipalities, and political
subdivisions	32.1	0.2	0.9	31.4

U.S. corporate securities:
Public utilities	1,207.6	50.0	5.0	1,252.6
Other corporate securities	5,846.5	275.0	25.4	6,096.1
Total U.S. corporate securities	7,054.1	325.0	30.4	7,348.7

Foreign securities:
Government	660.2	33.9	3.1	691.0
Other	1,656.4	78.4	6.1	1,728.7
Total foreign securities	2,316.6	112.3	9.2	2,419.7

Residential mortgage-backed securities	5,497.6	65.6	58.2	5,505.0
Commercial mortgaged-backed securities	1,491.2	73.2	4.4	1,560.0
Other asset-backed securities	1,354.6	22.6	13.7	1,363.5

Total fixed maturities, including fixed
maturities pledged to creditors	17,943.5	599.8	117.7	18,425.6
Less: fixed maturities pledged	1,258.8	18.0	2.5	1,274.3
Total fixed maturities	16,684.7	581.8	115.2	17,151.3
Equity securities	153.9	9.2	0.5	162.6

Total investments, available-for-sale	$16,838.6	$591.0	$115.7	$17,313.9

At December 31, 2005 and 2004, net unrealized (depreciation) appreciation of $(19.0) and $490.8, respectively, on total fixed maturities, including fixed maturities pledged to creditors, and equity securities, included $(48.6) and $357.5, respectively, related to experience-rated contracts, which were not reflected in Shareholder’s equity but in Future policy benefits and claim reserves.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized losses in fixed maturities at December 31, 2005, were primarily related to interest rate movement or spread widening and to mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized losses by duration and reason, along with the carrying amount of fixed maturities, including fixed maturities pledged to creditors in unrealized loss positions at December 31, 2005 and 2004.

		More than
		Six Months
	Less than	and less than	More than
2005	Six Months	Twelve Months	Twelve Months	Total

Interest rate or spread widening	$55.7	$33.9	$62.7	$152.3
Mortgage and other asset-backed securities	46.7	43.1	56.0	145.8
Total unrealized loss	$102.4	$77.0	$118.7	$298.1
Fair value	$5,936.2	$2,790.7	$2,643.6	$11,370.5

2004

Interest rate or spread widening	$9.5	$16.3	$15.6	$41.4
Mortgage and other asset-backed securities	28.3	18.4	29.6	76.3
Total unrealized loss	$37.8	$34.7	$45.2	$117.7
Fair value	$3,319.0	$1,795.0	$960.5	$6,074.5

Of the unrealized losses aged more than twelve months, the average market value of the related fixed maturities is 96% of the average book value. In addition, this category includes 515 securities, which have an average quality rating of AA-. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2005.

Overall, there has been an increase in unrealized losses from December 31, 2004 to December 31, 2005. This increase is largely caused by an increase in interest rates, which tends to have a negative market value impact on fixed maturity securities. In accordance with FSP FAS No. 115-1, the Company considers the negative market impact of the interest rate changes, in addition to credit related items, when performing other-than-temporary impairment testing. As a part of this testing, the Company determines whether or not it has the ability and intent to retain the investments for a period of time sufficient to allow for recovery in fair value.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities as of December 31, 2005, are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$376.8	$376.3
After one year through five years	3,731.8	3,702.1
After five years through ten years	4,644.3	4,648.5
After ten years	1,553.3	1,633.8
Mortgage-backed securities	6,552.8	6,490.2
Other asset-backed securities	1,151.3	1,137.2
Less: fixed maturities pledged	1,260.8	1,247.6
Fixed maturities, excluding fixed maturities pledged	$16,749.5	$16,740.5

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company’s shareholder’s equity at December 31, 2005 or 2004.

At December 31, 2005 and 2004, fixed maturities with fair values of $11.0 and $10.9, respectively, were on deposit as required by regulatory authorities.

The Company has various categories of commercial mortgage obligations (“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2005 and 2004, approximately 1.2% and 4.1%, respectively, of the Company’s CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements. At December 31, 2005 and 2004, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $1,247.6 and $1,274.3, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $941.1 and $1,057.4 at December 31, 2005 and 2004, respectively.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also engages in reverse repurchase agreements. At December 31, 2005, the carrying value of the securities in reverse repurchase agreements was $32.8. No amounts were engaged in reverse repurchase agreements during the year ended December 31, 2004.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2005 and 2004. The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is immaterial.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2005, 2004, and 2003:

	2005		2004		2003
		No. of		No. of			No. of
	Impairment	Securities	Impairment	Securities	Impairment		Securities
U.S. corporate	$3.9	15	$-	-	$6.2		4
Residential mortgage-
backed	44.7	82	13.5	53	88.2		83
Foreign	0.3	1	-	-	-		-
U.S. Treasuries/Agencies	0.1	2	-	-	-		-
Equity securities	-	-	-	-	-	*	2
Limited partnerships	-	-	-	-	2.0		1
Total	$49.0	100	$13.5	53	$96.4		90

(1) Primarily U.S. denominated
* Less than $0.1

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The above schedule includes $5.7 in anticipated disposition write-downs related to investments that the Company does not have the intent and ability to retain for a period of time sufficient to allow for recovery in fair value, based upon the implementation of FSP FAS No. 115-1. The following table summarizes these write-downs recognized by type for the year ended December 31, 2005:

	2005
		No. of
	Impairment	Securities
U.S. corporate	$2.3	13
Residential mortgaged-backed	3.3	2
U.S. Treasuries/Agencies	0.1	2
Total	$5.7	$17

The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2005 and 2004 was $470.8 and $125.0, respectively.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed income securities or cost for equity securities. In certain situations new factors such as negative developments and subsequent credit deterioration can subsequently change the Company’s previous intent to continue holding a security.

Because of rising interest rates, continued asset-liability management strategies and on-going comprehensive reviews of the Company’s portfolios, changes were made in the fourth quarter of 2005 to the Company’s strategic asset allocations. In addition, the Company also pursued yield enhancement strategies. These changes primarily resulted in anticipated disposition write-downs totaling $5.7 of certain securities with unrealized loss positions due to a change in intent as to whether to hold these securities until recovery.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2005, 2004, and 2003:

	2005	2004	2003
Fixed maturities, available-for-sale	$978.9	$999.4	$997.4
Equity securities, available-for-sale	9.7	7.1	9.9
Mortgage loans on real estate	73.0	56.0	42.7
Policy loans	30.0	8.1	9.0
Short-term investments and
cash equivalents	2.7	2.4	1.8
Other	37.3	9.6	10.6
Gross investment income	1,131.6	1,082.6	1,071.4
Less: investment expenses	95.9	84.4	90.5
Net investment income	$1,035.7	$998.2	$980.9

Net Realized Capital Gains and Losses

Net realized capital gains (losses) are comprised of the difference between the carrying value of investments and proceeds from sale, maturity, and redemption, as well as losses incurred due to other-than-temporary impairment of investments and changes in fair value of derivatives. Net realized capital gains (losses) on investments for the years ended December 31, 2005, 2004, and 2003, were as follows:

	2005	2004	2003
Fixed maturities, available-for-sale	$5.2	$51.8	$124.2
Equity securities, available-for-sale	12.4	9.9	3.4
Derivatives	13.7	(10.2)	(31.1)
Other	(0.3)	1.3	(2.0)
Less: allocation to experience-rated contracts	9.0	42.0	43.9
Pretax net realized capital gains	$22.0	$10.8	$50.6
After-tax net realized capital gains	$14.3	$7.0	$32.9

Net realized capital gains (losses) allocated to experience-rated contracts were deducted from net realized capital gains and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. Net unamortized realized gains (losses) allocated to experienced-rated contractowners were $240.3, $233.4, and $213.7, at December 31, 2005, 2004, and 2003, respectively.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses, excluding those related to experience-related contracts, were as follows for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Proceeds on sales	$10,062.3	$10,236.3	$12,812.5
Gross gains	161.1	146.9	291.9
Gross losses	93.9	70.9	228.0

3.	Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS No. 107”). FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, Short-term investments under securities loan agreement, and Policy loans: The carrying amounts for these assets approximate the assets' fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Other financial instruments reported as assets: The carrying amounts for these financial instruments (primarily derivatives) approximates the fair values of the assets. Derivatives are carried at fair value on the Consolidated Balance Sheets.

Investment contract liabilities (included in Future policy benefits and claim reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowners upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

Liabilities related to separate accounts: Liabilities related to separate accounts are reported at full account value in the Company’s Consolidated Balance Sheets. Estimated fair values of separate account liabilities are equal to their carrying amount.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments at December 31, 2005 and 2004, were as follows:

	2005		2004
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale
including securities pledged	$17,988.1	$17,988.1	$18,425.6	$18,425.6
Equity securities, available-for-sale	170.1	170.1	162.6	162.6
Mortgage loans on real estate	1,396.0	1,386.2	1,090.2	1,119.8
Policy loans	262.4	262.4	262.7	262.7
Cash, cash equivalents and
short-term investments under
securities loan agreement	530.6	530.6	406.6	406.6
Other investments	144.6	144.6	86.3	86.3
Assets held in separate accounts	35,899.8	35,899.8	33,310.5	33,310.5
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,772.7	1,886.3	2,106.0	2,028.2
Without a fixed maturity	14,936.4	14,896.0	13,884.9	13,845.6
Liabilities related to
separate accounts	35,899.8	35,899.8	33,310.5	33,310.5

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value
	2005	2004	2005	2004
Interest Rate Caps
Interest rate caps are used to manage the interest
rate risk in the Company’s fixed maturities portfolio.
Interest rate caps are purchased contracts that
provide the Company with an annuity in an
increasing interest rate environment.	$519.6	$527.8	$6.2	$5.9

Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company's fixed maturities portfolio,
as well as the Company's liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	2,060.0	1,766.0	10.3	2.1

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	126.5	126.5	(23.7)	(28.4)

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2005	2004	2005	2004
Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure to
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection.
In the event of a default on the underlying credit
exposure, the Company will either receive
an additional payment (purchased credit
protection) or will be required to make an additional
payment (sold credit protection) equal to the notional
value of the swap contract.	$70.5	$-	$(1.0)	$-

Total Return Swaps
Total return swaps are used to assume credit
exposure to a referenced index or asset pool.
The difference between different floating-rate
interest amounts calculated by reference to an
agreed upon notional principal amount is exchanged
with other parties at specified intervals.	36.0	-	0.1	-

Swaptions
Swaptions are used to manage interest rate risk in the
Company's CMOB portfolio. Swaptions are contracts
that give the Company the option to enter into an
interest rate swap at a specific future date.	175.0	-	-	-

Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.	NA*	NA*	(4.2)	(0.9)

*NA - not applicable.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity for the years ended December 31, 2005, 2004, and 2003, within DAC, was as follows:

Balance at January 1, 2003	$229.8
Deferrals of commissions and expenses	98.1
Amortization:
Amortization	(34.3)
Interest accrued at 5% - 7%	18.8
Net amortization included in the Consolidated Statements of Operations	(15.5)
Change in unrealized gains and losses on available -for-sale securities	(4.4)
Balance at December 31, 2003	308.0
Deferrals of commissions and expenses	123.5
Amortization:
Amortization	(43.5)
Interest accrued at 5% - 7%	24.3
Net amortization included in the Consolidated Statements of Operations	(19.2)
Change in unrealized gains and losses on available -for-sale securities	2.2
Balance at December 31, 2004	414.5
Deferrals of commissions and expenses	123.1
Amortization:
Amortization	(59.6)
Interest accrued at 5% - 7%	30.7
Net amortization included in the Consolidated Statements of Operations	(28.9)
Change in unrealized gains and losses on available -for-sale securities	3.7
Balance at December 31, 2005	$512.4

The estimated amount of DAC to be amortized, net of interest, is $33.2, $32.8, $30.1, $27.8, and $26.7, for the years 2006, 2007, 2008, 2009, and 2010, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Activity for the years ended December 31, 2005, 2004, and 2003, within VOBA, was as follows:

Balance at January 1, 2003	$1,438.4
Deferrals of commissions and expenses	59.2
Amortization:
Amortization	(183.2)
Interest accrued at 5% - 7%	92.2
Net amortization included in the Consolidated Statements of Operations	(91.0)
Change in unrealized gains and losses on available -for-sale securities	8.8
Balance at December 31, 2003	1,415.4
Deferrals of commissions and expenses	50.1
Amortization:
Amortization	(200.5)
Interest accrued at 5% - 7%	92.3
Net amortization included in the Consolidated Statements of Operations	(108.2)
Change in unrealized gains and losses on available -for-sale securities	7.9
Balance at December 31, 2004	1,365.2
Deferrals of commissions and expenses	49.3
Amortization:
Amortization	(219.4)
Interest accrued at 5% - 7%	88.4
Net amortization included in the Consolidated Statements of Operations	(131.0)
Change in unrealized gains and losses on available -for-sale securities	10.9
Balance at December 31, 2005	$1,294.4

The estimated amount of VOBA to be amortized, net of interest, is $120.4, $107.0, $100.0, $96.2, and $92.9 for the years 2006, 2007, 2008, 2009, and 2010, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC/VOBA

Amortization of DAC and VOBA increased in 2005 primarily due to increased gross profits, which were driven by higher fixed and variable margins because of higher asset volume, partially offset by higher expenses. The Company revised long-term separate account return and certain contractholder withdrawal behavior assumptions, as well as reflected current experience during 2005, resulting in a deceleration of amortization of DAC and VOBA of $11.7.

During 2004, DAC and VOBA amortization increased principally due to higher actual gross profits, as a result of the margins earned on higher fixed and variable assets and fewer other-than-temporary impairments. The Company revised certain contractholder withdrawal behavior assumptions for its products during 2004, resulting in a deceleration of amortization of DAC and VOBA of $5.7.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In 2003, the Company reset long-term assumptions for the separate account returns. The Company recorded a deceleration of amortization of $3.7, primarily due to improved market performance compared to expected.

5.	Dividend Restrictions and Shareholder’s Equity

The Company’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of ILIAC’s statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

ILIAC paid a cash dividend of $70.0 to Lion in 2004 and did not pay any dividends to Lion in 2003 and 2005. In March 2006, ILIAC paid a cash dividend of $131.0 to Lion.

ILIAC did not receive capital contributions from Lion in 2005 and 2004, and received $230.0 in capital contributions from Lion during 2003.

The Insurance Department of the State of Connecticut (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income was $221.6, $217.2, and $67.5, for the years ended December 31, 2005, 2004, and 2003, respectively. Statutory capital and surplus was $1,539.1 and $1,347.0 as of December 31, 2005 and 2004, respectively.

As of December 31, 2005, the Company did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

6.	Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs in order to recognize the expected value of death benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2005, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees was $3.7 billion and $0.8, respectively. As of December 31, 2004, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees was $4.4 billion and $0.7, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2005 and 2004 was $3.7 billion and $4.4 billion, respectively.

7.	Income Taxes

For taxable year 2005, ILIAC will file a consolidated federal income tax return with its (former) subsidiary, IICA. ILIAC’s consolidated group filings with IICA for taxable year 2005 and prior taxable periods is governed by a federal tax allocation agreement with IICA whereby ILIAC charges its subsidiary for federal taxes it would have incurred were it not a member of the consolidated group and credits IICA for losses at the statutory federal tax rate.

Income tax expense (benefit) included in the financial statements are as follows for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Current tax (benefit) expense:
Federal	$(10.5)	$(3.8)	$37.9
State	-	-	1.1
Total current tax (benefit) expense	(10.5)	(3.8)	39.0
Deferred tax expense:
Federal	11.9	46.2	22.1
Total deferred tax expense	11.9	46.2	22.1
Total income tax expense	$1.4	$42.4	$61.1

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Income before income taxes and cumulative
effect of change in accounting principle	$245.9	$241.7	$215.7
Tax rate	35%	35%	35%
Income tax at federal statutory rate	86.1	84.6	75.5
Tax effect of:
State income tax, net of federal benefit	-	-	0.7
Dividend received deduction	(25.8)	(9.6)	(14.0)
IRS audit settlement	(58.2)	(33.0)	-
Transfer of mutual fund shares	-	-	-
Other	(0.7)	0.4	(1.1)
Income tax expense	$1.4	$42.4	$61.1

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2005 and 2004, are presented below:

	2005	2004
Deferred tax assets:
Insurance reserves	$275.5	$286.4
Unrealized gains allocable to
experience-rated contracts	17.0	125.1
Investments	23.3	-
Postemployment benefits	57.7	60.5
Compensation	37.6	35.5
Other	14.1	23.4
Total gross assets	425.2	530.9
Deferred tax liabilities:
Value of business acquired	(453.0)	(477.8)
Net unrealized capital gains	(31.8)	(161.3)
Deferred policy acquisition costs	(123.6)	(91.3)
Other	(0.1)	(9.8)
Total gross liabilities	(608.5)	(740.2)
Net deferred income tax liability	$(183.3)	$(209.3)

Net unrealized capital gains and losses are presented as a component of Other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. The deferred income was accumulated in the Policyholders’ Surplus Account and only becomes taxable under certain conditions, which management believes to be remote. Furthermore, the American Jobs Creation Act of 2004 allows certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. Therefore, based on currently available information, no federal income taxes have been provided on the Policyholders’ Surplus Account accumulated balance of $17.2.

Valuation allowances are provided when it is considered more likely than not that deferred tax assets will not be realized. No valuation allowance has been established at this time, as management believes the above conditions presently do not exist.

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

The Internal Revenue Service (“IRS”) has completed its examination of the Company’s returns through tax year 2001. The current and prior period provisions reflect non-recurring favorable adjustments resulting from a reduction in the tax liability that no longer needs to be provided based on the results of the current IRS examination, monitoring the activities of the IRS with respect to certain issues with other taxpayers, and the merits of the positions. The IRS has commenced examination of the Company’s returns for tax years 2002 and 2003. There are also various state audits in progress.

8.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $21.4, $19.0, and $15.1, for 2005, 2004, and 2003, respectively, and are included in Operating expenses in the Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $8.5, $8.0, and $7.1, in 2005, 2004, and 2003, respectively, and are included in Operating expenses in the Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under the SERPs ceased, effective as of December 31, 2001. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2005 and 2004.

	2005	2004
Change in Benefit Obligation:
Defined benefit obligation, January 1	$104.1	$101.6
Service cost	-	-
Interest cost	6.0	5.9
Benefits paid	(9.7)	(16.2)
Plan amendment	-	0.3
Actuarial loss on obligation	6.4	12.5
Defined benefit obligation, December 31	$106.8	$104.1

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

Funded Status:
Funded status at December 31	$(106.8)	$(104.1)
Unrecognized past service cost	0.4	0.6
Unrecognized net loss	22.8	15.6
Net amount recognized	$(83.6)	$(87.9)

Amounts recognized in the Consolidated Balance Sheet consist of:

Accrued benefit cost	$(101.8)	$(105.2)
Intangible assets	0.4	0.6
Accumulated other comprehensive income	17.8	16.7
Net amount recognized	$(83.6)	$(87.9)

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At December 31, 2005 and 2004, the accumulated benefit obligation was $106.8 and $107.7, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2005 and 2004 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2005	2004
Discount rate at beginning of period	6.00%	6.25%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of ING Americas’ Retirement Plan. Based upon all available information, it was determined that 5.50% was the appropriate discount rate as of December 31, 2005, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by SFAS No. 87, “Employers’ Accounting for Pensions”, the 5.50% discount rate will also be used to determine the Company’s 2006 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2005	2004	2003
Discount rate	6.00%	6.25%	6.75%
Rate of increase in compensation levels	4.00%	3.75%	3.75%

The weighted average assumptions used in calculating the net pension cost for 2005 were as indicated above (6.00% discount rate, 4.00% rate of compensation increase). Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2005, 2004, and 2003, were as follows:

	2005	2004	2003
Interest cost	$6.0	$5.9	$6.9
Net actuarial loss recognized
in the year	1.3	-	0.9
Unrecognized past service cost
recognized in the year	0.2	0.2	0.2
The effect of any curtailment or settlement	0.3	0.1	-
Net periodic benefit cost	$7.8	$6.2	$8.0

Cashflows

There are no 2006 employer expected contributions. Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2006 through 2010, and thereafter through 2015, are estimated to be $13.5, $13.6, $13.2, $9.8, $9.6, and $30.2, respectively.

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs Act”). The Jobs Act affects nonqualified deferred compensation plans, such as the Agents Nonqualified Plan. ING North America will make changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs Act.

Other Benefit Plans

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

•         The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. The Company match equals 50% of a participant’s pre-tax deferral contribution, with a maximum company match of 3% of the participant’s pay.

•         The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

• The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

•         Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2005, 2004, and 2003, were not significant.

9.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it incurs expenses with affiliated entities. The agreements are as follows:

•        Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC records a fee, which is paid quarterly, based on the value of the general account AUM. For the years ended December 31, 2005, 2004, and 2003, expenses were incurred in the amounts of $61.7, $58.8, and $53.8, respectively.

•        Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2005, 2004, and 2003, expenses were incurred in the amounts of $138.5, $132.9, and $136.4, respectively.

•        Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002. For the years ended December 31, 2005, 2004, and 2003, net expenses related to the agreement were incurred in the amount of $17.8, $8.6, and $19.2, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Investment Advisory and Other Fees

ILIAC serves as investment advisor to certain variable funds used in Company products (collectively, the “Company Funds”). The Company Funds pay ILIAC, as investment advisor, a daily fee which, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC are subadvised by investment advisors, in which case ILIAC pays a subadvisory fee to the investment advisors, which may include affiliates. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC a daily fee, which, on an annual basis is, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from affiliated mutual funds and separate accounts amounted to $263.0, $209.2, and $201.4 (excludes fees paid to Aeltus Investment Management, Inc., now known as ING Investment Management Co.) in 2005, 2004, and 2003, respectively.

Financing Agreements

ILIAC maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow up to 3% of ILIAC’s statutory admitted assets as of the preceding December 31 from the other. Interest on any ILIAC borrowings is charged at the rate of ING AIH’s cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.7, $0.2, and $0.1, for the years ended December 31, 2005, 2004, and 2003, respectively, and earned interest income of $1.0, $1.3, and $0.9, for the years ended December 31, 2005, 2004, and 2003, respectively. At December 31, 2005 and 2004, respectively, ILIAC had $131.0 and $25.0 receivable from ING AIH under this agreement.

Note with Affiliate

On December 29, 2004, ING USA Annuity and Life Insurance Company (“ING USA”) issued surplus notes in the aggregate principal amount of $400.0 (the “Notes”) scheduled to mature on December 29, 2034, to its affiliates, ILIAC, ReliaStar Life Insurance Company (“ReliaStar Life”), and Security Life of Denver International Limited (“SLDI”), in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 notes receivable from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income for the year ended December 31, 2005 was $11.1 and minimal for the year ended December 31, 2004.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Tax Sharing Agreement

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

Capital Transactions

ILIAC paid a cash dividend of $70.0 to Lion in 2004 and did not pay any cash dividends to Lion in 2003 and 2005. In March 2006, ILIAC paid a cash dividend of $131.0 to Lion.

ILIAC did not receive capital contributions from Lion in 2005 and 2004, and received $230.0 in capital contributions from Lion during 2003.

10.	Financing Agreements

ILIAC maintains a $100.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2005, 2004, and 2003. At December 31, 2005 and 2004, ILIAC did not have any amounts outstanding under the revolving note facility.

ILIAC also maintains a $75.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by PNC to ILIAC for the borrowing. Under this agreement, ILIAC incurred no interest expense for the year ended December 31, 2005. As December 31, 2005, ILIAC did not have any amounts outstanding under the line-of-credit agreement.

Prior to September 30, 2005, ILIAC also maintained a $125.0 uncommitted revolving note facility with SunTrust Bank, Atlanta. Under the agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2005, 2004, and 2003. At December 31, 2004, ILIAC had no outstanding balances under this facility.

Also see Financing Agreements in the Related Party Transactions footnote.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

11.	Reinsurance

At December 31, 2005, the Company had reinsurance treaties with 6 unaffiliated reinsurers and 1 affiliated reinsurer covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1.0 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to contractowners.

Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

The Company has assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $17.8 and $19.3 were maintained for this contract as of December 31, 2005 and 2004, respectively.

Reinsurance ceded in force for life mortality risks were $24.2 and $26.1 at December 31, 2005 and 2004, respectively. At December 31, 2005 and 2004, net receivables were comprised of the following:

	2005	2004
Claims recoverable from reinsurers	$2,806.6	$2,903.0
Payable for reinsurance premiums	(1.7)	(0.9)
Reinsured amounts due to an
unaffiliated reinsurer	(0.3)	0.2
Reserve credits	1.1	1.5
Other	(9.0)	(2.5)
Total	$2,796.7	$2,901.3

Included in the accompanying financial statements are net policy benefit recoveries of $13.1, $19.3, and $22.5, for the years ended December 31, 2005, 2004, and 2003, respectively.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Premiums and Interest credited and other benefits to contractowners included the following premiums ceded and reinsurance recoveries for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Premiums ceded under reinsurance	$215.7	$245.4	$265.2
Reinsurance recoveries	350.5	375.9	366.7

12.	Commitments and Contingent Liabilities

Leases

The Company leases its office space and certain other equipment under various operating leases, the latest term of which expires in 2011.

For the years ended December 31, 2005, 2004, and 2003, rent expense for leases was $17.4, $17.2, and $18.1, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2006 through 2009 are estimated to be $17.0, $15.6, $2.6, and $1.5, respectively, and $0.7 thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2005, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $516.7, $398.0 of which was with related parties. At December 31, 2004, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $778.2, $440.4 of which was with related parties. During 2005 and 2004, $42.4 and $19.8, respectively, was funded to related parties under off-balance sheet commitments.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; revenue sharing and directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

In September 2005, an affiliate of the Company, ING Fund Distributors, LLC (“IFD”) and one of its registered persons settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) in connection with frequent trading arrangements. IFD neither admitted nor denied the allegations or findings and consented to certain monetary and non-monetary sanctions. IFD’s settlement of this administrative proceeding is not material to the Company.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigations relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Insurance and Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

13.	Accumulated Other Comprehensive Income

Shareholder’s equity included the following components of Accumulated other comprehensive income as of December 31, 2005 and 2004.

	2005	2004	2003
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$(22.2)	$482.1	$615.1
Equity securities, available-for-sale	3.2	8.7	13.8
Derivatives	4.2	-	3.7
DAC/VOBA adjustment on
available-for-sale securities	5.1	(9.5)	(19.6)
Sales inducements amortization adjustment
on available-for-sale securities	0.1	(0.1)	-
Premium deficiency reserve adjustment	(23.6)	-	-
Other investments (primarily
limited partnerships)	1.2	1.3	57.3
Less: allocation to experience-rated
contracts	(48.6)	357.5	491.5
Subtotal	16.6	125.0	178.8
Less: deferred income taxes	10.3	41.2	62.8
Net unrealized capital gains	6.3	83.8	116.0
Minimum pension liability, net of tax	(11.6)	(16.7)	-
Accumulated other comprehensive (loss)
income	$(5.3)	$67.1	$116.0

Net unrealized capital (losses) gains allocated to experience-rated contracts of $(48.6) and $357.5 at December 31, 2005 and 2004, respectively, are reflected on the Consolidated Balance Sheets in Future policy benefits and claims reserves and are not included in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income related to changes in net unrealized capital gains and losses on securities, including securities pledged and excluding those related to experience-rated contracts, were as follows for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Fixed maturities, available-for-sale	$(504.3)	$(133.0)	$(125.8)
Equity securities, available-for-sale	(5.5)	(5.1)	17.9
Derivatives	4.2	(3.7)	3.7
DAC/VOBA adjustment on available-for-sale securities	14.6	10.1	4.4
Sales inducements amortization adjustment
available-for-sale securities	0.2	(0.1)	-
Premium deficiency reserve adjustment	(23.6)	-	-
Other	(0.1)	(56.0)	25.9
Less: allocation to experience-rated contracts	(406.1)	(134.0)	(71.6)
Subtotal	(108.4)	(53.8)	(2.3)
Deferred income taxes	(30.9)	(21.6)	(0.8)
Net change in unrealized
capital losses	$(77.5)	$(32.2)	$(1.5)

Changes in Accumulated other comprehensive income, net of DAC/VOBA and tax, related to changes in net unrealized gains and losses on securities, including securities pledged and excluding those related to experience-rated contracts, were as follows for the years ended December 31, 2005, 2004, and 2003:

	2005	2004	2003
Net unrealized holding losses arising
during the year (1)	$(38.2)	$(1.8)	$(31.9)
Less: reclassification adjustment for gains
(losses) and other items included in net income(2)	39.3	30.4	(30.4)
Net unrealized losses on securities	$(77.5)	$(32.2)	$(1.5)

(1)	Pretax unrealized holding losses arising during the period were $(53.4), $(3.0), and $(48.9), for the years ended December 31, 2005, 2004, and 2003, respectively.
(2)	Pretax reclassification adjustments for gains (losses) and other items included in net income were $55.0, $50.8, and $(46.6), for the years ended December 31, 2005, 2004, and 2003, respectively.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

14.	Reclassifications and Changes to Prior Year Presentation

Statements of Cash Flows

During 2005, certain changes were made to the Statements of Cash Flows for the year ended December 31, 2003 to reflect the correct balances, primarily related to short-term loans. As the Company has determined these changes as immaterial, the Statements of Cash Flows for the year ended December 31, 2003 has not been labeled as restated. The following table summarizes the adjustments:

	Previously
2004	Reported	Adjustment	Revised

Net cash provided by operating activities	$1,021.7	$(22.4)	$999.3
Net cash used in investing activities	(543.2)	5.9	(537.3)
Net cash used in financing activities	(349.0)	16.4	(332.6)

2003

Net cash provided by operating activities	$1,058.3	$55.9	$1,114.2
Net cash used in investing activities	(2,043.5)	(14.4)	(2,057.9)
Net cash used in financing activities	977.6	(41.4)	936.2

VARIABLE ANNUITY ACCOUNT I

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Included in Part A: Condensed Financial Information
(2)	Included in Part B: Financial Statements of Variable Annuity Account I:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2005
-	Statements of Operations for the year ended December 31, 2005
-	Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004
-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Consolidated Statements of Operations for the years ended December 31, 2005, 2004 and 2003
-	Consolidated Balance Sheets as of December 31, 2005 and 2004
-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2005, 2004 and 2003
-	Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003
-	Notes to Consolidated Financial Statements

(b)	Exhibits
(1)	Resolution establishing Variable Annuity Account I • Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.
(2)	Not Applicable
(3.1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.
(3.2)

Principal Underwriting Agreement between Aetna Insurance Company of America (now ING Insurance Company of America) and Aetna Investment Services, LLC (now ING Financial Advisers, LLC) effective as of November 17, 2000 • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 13, 2000.

(3.3)	Confirmation of Underwriting Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.
(4.1)	Variable Annuity Contract (G-MP2(5/97)) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-59749), as filed on November 26, 1997.

(4.2)

Variable Annuity Contract Certificate (MP2CERT(5/97)) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-59749), as filed on November 26, 1997.

(4.3)	Variable Annuity Contract (IMP2(5/97)) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-59749), as filed on November 26, 1997.
(4.4)	Variable Annuity Contract (G2-CDA-94(IR)) • Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.
(4.5)	Variable Annuity Contract (G2-CDA-94(NQ)) • Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.
(4.6)	Variable Annuity Contract (G-MP2(5/96)) • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997.
(4.7)

Certificate of Group Annuity Coverage (MP2CERT(5/96)) • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997.

(4.8)	Endorsement (MP2NQEND(4/95)) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 17, 1998.
(4.9)	Endorsement (MP2NQCERTEND(4/95)) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 17, 1998.
(4.10)	Endorsement (MP2IREND(4/95)) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 17, 1998.
(4.11)

Endorsement (MP2END(9/97)) to Contract G-MP2(5/96) and Certificate MP2CERT(5/96) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-59749), as filed on November 26, 1997.

(4.12)

Endorsement (IMP2END(9/97)) to Contract G-MP2(5/96) and Certificate MP2CERT(5/96) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-59749), as filed on November 26, 1997.

(4.13)

Endorsement ENMCHG2(05/02) to contracts G2-CDA-99(TORP)(FL) and certificate GTCC2-99(TORP)(FL) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(4.14)	ILIAC Merger Endorsement • Incorporated by reference Registration Statement on Form N-4 (File No. 333-130822), as filed on January 3, 2006.
(5)	Not applicable

(6.1)

Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Insurance Company of America • Incorporated by reference to ING Insurance Company of America Annual Report on Form 10-K (File No. 33-81010), as filed on March 28, 2002.

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective January 1, 2005 • Incorporated by reference to the ILIAC 10-Q, as filed on May 13, 2005 (File No. 033-23376, Accession No. 0001047469-05-014783).

(7)	Not Applicable
(8.1)

Fund Participation Agreement effective as of May 1, 1998 between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.2)

Amendment No. 1 dated as of May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.3)

Amendment No. 2 dated June 26, 2001 to Fund Participation Agreement dated as of May 1, 1998, as amended on May 1, 2000 between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 13, 2006.

(8.4)

Service Agreement with Investor Advisor effective as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.5)

First Amendment effective as of May 1, 2000 to Service Agreement with Investment Advisor effective May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.6)

Second Amendment dated as of June 26, 2001 to Service Agreement with Investment Advisor effective May 1, 1998, as amended on May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 14, 2004.

(8.7)

Fund Participation Agreement dated August 30, 1995 among Aetna Insurance Company of America, Alger American Fund and Fred Alger Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

(8.8)

Fund Participation Agreement effective as of December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-59749), as filed on February 13, 1998.

(8.9)

Service Agreement effective as of December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-59749), as filed on February 13, 1998.

(8.10)

Fund Participation Agreement dated July 1, 1994 by and among Insurance Management Series, Federated Advisers and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-59749), as filed on July 29, 1997.

(8.11)

Fund Participation Agreement dated October 20, 1995 by and among Aetna Insurance Company of America, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

(8.12)

First Amendment made and entered into as of May 1, 1997 to Fund Participation Agreement dated October 20, 1995 by and among Aetna Insurance Company of America, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.13)

Fund Participation Agreement dated October 20, 1995 by and among Aetna Insurance Company of America, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

(8.14)

First Amendment made and entered into as of May 1, 1997 to Fund Participation Agreement dated October 20, 1995 by and among Aetna Insurance Company of America, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.15)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.

(8.16)

Service Contract effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.

(8.17)

Amendment effective as of July 1, 2000 to Service Agreement effective as of November 1, 1995 and amended effective January 1, 1997 by and between Fidelity Investments Institutional Operations Company and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 13, 2000.

(8.18)

Fund Participation Agreement dated September 1, 1995 between Aetna Insurance Company of America, Lexington Natural Resources Trust and Lexington Management Corporation • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

(8.19)

Fund Participation Agreement dated September 1, 1995 between Aetna Insurance Company of America, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

(8.20)

Participation Agreement made and entered into as of April 30, 1996 by and among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 11, 2001.

(8.21)

First Amendment made and entered into as of September 3, 1996 to Participation Agreement dated April 30, 1996 by and among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-59749), as filed on September 16, 1996.

(8.22)

Second Amendment made and entered into as of May 1, 1998 to Participation Agreement dated April 30, 1996, and as amended on September 3, 1996, by and among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.23)

Third Amendment effective July 1, 1999 to Participation Agreement dated April 30, 1996, and as amended on September 3, 1996 and May 1, 1998, by and among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.24)

Fourth Amendment effective as of November 17, 2000 to Participation Agreement dated April 30, 1996, and as amended on September 3, 1996, May 1, 1998 and July 1, 1999, by and among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 11, 2001.

(8.25)

Fund Participation Agreement effective as of April 1, 1997 between Aetna Insurance Company of America, Oppenheimer Variable Account Funds and Oppenheimer Fund, Inc. • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997.

(8.26)

Service Agreement dated April 1, 1997 between Aetna Insurance Company of America and Oppenheimer Funds, Inc. • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997.

(8.27)

Participation Agreement dated as of December 5, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(8.28)

Amendment dated as of March 5, 2002 to Participation Agreement dated as of December 5, 2001 by and between Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(8.29)

Amendment dated May 1, 2003 to the Participation Agreement dated as of December 5, 2001 and subsequently amended on March 5, 2002 between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC and ING Insurance Company of America. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 5, 2003.

(8.30)

Amendment dated November 1, 2004 to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and May 1, 2003 • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-32575), as filed on April 1, 2005.

(8.31)

Shareholder Servicing Agreement (Service Class Shares) dated as May 1, 2002 between Portfolio Partners, Inc. and Aetna Insurance Company of America (to be renamed ING Insurance Company of America) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(8.32)

Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Insurance Company of America to the Shareholder Servicing Agreement (Service Class Shares) dated May 1, 2002. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 14, 2003.

(8.33)

Form of Amendment dated November 1, 2004 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003

(8.34)

Amendment dated April 29, 2005 to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003 and November 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.

(8.35)

Form of Amendment dated December 7, 2005 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003, November 1, 2004 and April 29, 2005.

(8.36)

Fund Participation Agreement dated October 9, 1995 among Aetna Insurance Company of America, TCI Portfolios, Inc. and Investors Research Corporation • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

(8.37)

Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING Investors Trust) and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 33-23512), as filed on August 1, 2003.

(8.38)	Form of Amendment dated January 3, 2006 to the Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, ING Investors Trust and Directed Services, Inc.
(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable

(13.1)

Powers of Attorney • Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 for ING Life Insurance and Annuity Company as filed with the Securities and Exchange Commission on April 10, 2006 (File No. 333-130833).

(13.2)	Authorization for Signatures • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

Item 25.	Directors and Officers of the Depositor*

Name and Principal Business Address	Positions and Offices with Depositor
Thomas J. McInerney[1]	Director and Chairman
Kathleen A. Murphy[2]	Director
Catherine H. Smith[2]	Director
Jacques de Vaucleroy[1]	Director and Senior Vice President
David A. Wheat[1]	Director, Executive Vice President and Chief Financial Officer
Brian D. Comer[2]	President
Steven T. Pierson[1]	Senior Vice President and Chief Accounting Officer
Sue A. Collins[2]	Senior Vice President, Chief Actuary and Appointed Actuary
Boyd G. Combs[1]	Senior Vice President, Tax
Shaun P. Mathews[2]	Senior Vice President
David S. Pendergrass[1]	Senior Vice President and Treasurer
Stephen J. Preston[3]	Senior Vice President
Harry N. Stout[3]	Senior Vice President
Virginia Carman[2]	Vice President
Todd Modic[4]	Vice President
Robert S. Naka[4]	Vice President
Joseph M. O’Donnell[4]	Vice President
Carl Steinhilber[1]	Vice President
Therese M. Squillacote[2]	Vice President and Compliance Officer
Matthew Condos[2]	Actuary
William Leslie[2]	Actuary

Cheryl Poulin[2]	Actuary
Joy M. Benner[5]	Secretary

*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of these directors and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.
4	The principal business address of these officers is 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258.
5	The principal business address of this officer is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 32 to Registration Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity Company (File No. 333-81216), as filed on April 11, 2006.

Item 27.	Number of Contract Owners

As of February 28, 2006, there were 10,161 individuals holding interests in variable annuity contracts funded through Variable Annuity Account I of ING Life Insurance and Annuity Company.

Item 28.	Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

Section 33-777 of the statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29.	Principal Underwriter

(a)

In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC, Variable Annuity Account C of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company

(a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst 4225 Executive Square La Jolla, California 92037	Director and President
Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President
Kathleen A. Murphy[1]	Senior Vice President
Marie M. Augsberger[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President
Louis E. Bachetti 581 Main Street, 4th Fl. Woodbridge, NJ 07095	Senior Vice President
Susan J. Stamm[1]	Chief Financial Officer
Mark Appel 200 North Sepulveda Boulevard El Segundo, California	Vice President
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President

David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Nancy D. Clifford[1]	Vice President
James Dake[1]	Vice President
William P. Elmslie New York, New York	Vice President
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon 10740 Nall Ave., Ste. 120 Overland Park, KS 66211	Vice President
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner Richardson, Texas	Vice President
Katherine E. Lewis 2675 N Mayfair Road, Ste. 501 Milwaukee, WI 53226	Vice President
David J. Linney 2900 N. Loop W., Ste. 180 Houston, TX 77092	Vice President
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill 2841 Plaza Place, Ste. 210 Raleigh, NC 27612	Vice President
Richard T. Mason 440 S. Warren St., Ste. 702 Syracuse, NY 13202	Vice President

Scott T. Neeb[4]	Vice President
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Srinivas D. Reddy[1]	Vice President
Dawn M. Peck[2]	Vice President, Assistant Treasurer and Assistant Secretary
Deborah Rubin[3]	Vice President
Todd Smiser Lisle, Illinois	Vice President
Frank W. Snodgrass 150 4th Ave., N., Ste. 410 Nashville, TN 37219	Vice President
Terran Titus[1]	Vice President
Bess B. Twyman[1]	Vice President
S. Bradford Vaughan, Jr. 601 Union St., Ste. 810 Seattle, WA 98101	Vice President
O. V. Williams 444 Seabreeze Blvd. Daytona Beach, FL 32114	Vice President
Forrest R. Wilson 2202 N. Westshore Blvd. Tampa, Florida 33607	Vice President
Judeen T. Wrinn[1]	Vice President
Therese M. Squillacote[1]	Vice President and Chief Compliance Officer
Paula Cludray-Engelke[5]	Secretary
Diana R. Cavender[5]	Assistant Secretary
Loralee A. Renelt[5]	Assistant Secretary

Edwina P. J. Steffer[5]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James Taylor[2]	Tax Officer

1	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
4	The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
(c)	Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

ING Financial Advisers, LLC				$22,235.01

*

Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account I of ING Life Insurance and Annuity Company during 2005.

Item 30.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at 151 Farmington Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390 and at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Item 31.	Management Services

Not applicable

Item 32.	Undertakings

Registrant hereby undertakes:

(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account I of ING Insurance Company of America, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-130825) and has duly caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester, Commonwealth of Pennsylvania, on the 17th day of April, 2006.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	ING LIFE INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Brian D. Comer*
Brian D. Comer President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title		Date

Brian D. Comer*	President	)
Brian D. Comer	(principal executive officer))
)
Thomas J. McInerney*	Director	)	April
Thomas J. McInerney		)	17, 2006
)
Kathleen A. Murphy*	Director	)
Kathleen A. Murphy		)
)
Catherine H. Smith*	Director	)
Catherine H. Smith		)
)
Jacques de Vaucleroy*	Director	)
Jacques de Vaucleroy		)
)
David A. Wheat*	Director and Chief Financial Officer	)
David A. Wheat		)
)

Steven T. Pierson*	Chief Accounting Officer	)
Steven T. Pierson		)

By:	/s/ James A. Schuchart
James A. Shcuchart *Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT I

EXHIBIT INDEX

Exhibit No.	Exhibit

99-B.8.33

Form of Amendment dated November 1, 2004 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003

EX-99.B8.33

99-B.8.35

Form of Amendment dated December 7, 2005 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003, November 1, 2004 and April 29, 2005.

EX-99.B8.35

99-B.8.38	Form of Amendment dated January 3, 2006 to the Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, ING Investors Trust and Directed Services, Inc.	EX-99.B8.38

99-B.9	Opinion and Consent of Counsel	EX-99.B9

99-B.10	Consent of Independent Registered Public Accounting Firm	EX-99.B10